UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

	Shares	Value (†)
COMMON STOCKS – 91.8% of Net Assets
Beverages – 1.9%
Central European Distribution Corp.(b)(c)	44,409	$3,292,927

Biotechnology – 1.4%
Myriad Genetics, Inc.(b)(c)	27,021	1,229,996
Onyx Pharmaceuticals, Inc.(c)	34,890	1,242,084

		2,472,080

Capital Markets – 5.1%
Eaton Vance Corp.(b)	76,153	3,027,843
Janus Capital Group, Inc.(b)	102,155	2,704,043
T. Rowe Price Group, Inc.(b)	53,117	2,999,517

		8,731,403

Chemicals – 5.4%
Agrium, Inc.	34,838	3,746,478
CF Industries Holdings, Inc.(b)	21,377	3,266,406
Intrepid Potash, Inc.(b)(c)	35,588	2,340,979

		9,353,863

Commercial Services & Supplies – 1.6%
Stericycle, Inc.(c)	53,757	2,779,237

Containers & Packaging – 1.7%
Crown Holdings, Inc.(c)	109,995	2,858,770

Electrical Equipment – 1.6%
First Solar, Inc.(b)(c)	10,042	2,739,658

Electronic Equipment & Instruments – 1.2%
Mettler-Toledo International, Inc.(c)	22,733	2,156,452

Energy Equipment & Services – 9.7%
Atwood Oceanics, Inc.(b)(c)	28,871	3,589,820
Complete Production Services, Inc.(b)(c)	75,784	2,760,053
Helmerich & Payne, Inc.	34,441	2,480,441
Nabors Industries Ltd.(b)(c)	85,656	4,216,845
National-Oilwell Varco, Inc.(b)(c)	40,472	3,590,676

		16,637,835

Health Care Equipment & Supplies – 2.3%
Intuitive Surgical, Inc.(b)(c)	8,380	2,257,572
NuVasive, Inc.(b)(c)	37,359	1,668,453

		3,926,025

Hotels, Restaurants & Leisure – 1.6%
Yum! Brands, Inc.(b)	78,107	2,740,775

Internet & Catalog Retail – 1.3%
Priceline.com, Inc.(b)(c)	20,154	2,326,981

Internet Software & Services – 3.1%
Akamai Technologies, Inc.(b)(c)	85,274	2,966,682

1

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Internet Software & Services – continued
Equinix, Inc.(b)(c)	26,166	$2,334,531

		5,301,213

IT Services – 2.7%
MasterCard, Inc., Class A(b)	17,200	4,566,944

Life Sciences Tools & Services – 2.0%
Illumina, Inc.(b)(c)	39,520	3,442,587

Machinery – 4.3%
Bucyrus International, Inc., Class A(b)	54,283	3,963,744
Flowserve Corp.	25,184	3,442,653

		7,406,397

Metals & Mining – 9.0%
Cleveland-Cliffs, Inc.(b)	44,002	5,244,599
Freeport-McMoRan Copper & Gold, Inc.(b)	26,543	3,110,574
Steel Dynamics, Inc.(b)	66,397	2,594,131
United States Steel Corp.	24,167	4,465,578

		15,414,882

Multiline Retail – 2.6%
Big Lots, Inc.(b)(c)	72,842	2,275,584
Dollar Tree Stores, Inc.(c)	65,275	2,133,840

		4,409,424

Oil, Gas & Consumable Fuels – 19.7%
Alpha Natural Resources, Inc.(c)	62,075	6,473,802
Comstock Resources, Inc.(c)	42,891	3,621,287
Consol Energy, Inc.(b)	28,769	3,232,773
EXCO Resources, Inc.(c)	47,492	1,752,930
Massey Energy Co.(b)	32,991	3,092,906
Petrohawk Energy Corp.(b)(c)	127,568	5,907,674
SandRidge Energy, Inc.(c)	50,359	3,252,184
Southwestern Energy Co.(c)	68,947	3,282,567
Whiting Petroleum Corp.(b)(c)	31,416	3,332,609

		33,948,732

Pharmaceuticals – 1.6%
Elan Corp. PLC, ADR(c)	75,453	2,682,354

Semiconductors & Semiconductor Equipment – 3.5%
Broadcom Corp., Class A(b)(c)	97,699	2,666,206
Marvell Technology Group Ltd.(b)(c)	193,490	3,417,033

		6,083,239

Software – 4.1%
Ansys, Inc.(b)(c)	51,067	2,406,277
Concur Technologies, Inc.(b)(c)	41,649	1,383,997

2

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Software – continued
Salesforce.com, Inc.(b)(c)	48,179	$3,287,253

		7,077,527

Specialty Retail – 1.9%
Ross Stores, Inc.(b)	91,150	3,237,648

Wireless Telecommunication Services – 2.5%
American Tower Corp., Class A(c)	53,181	2,246,897
Millicom International Cellular SA	19,758	2,044,953

		4,291,850

TOTAL COMMON STOCKS (Identified Cost $137,088,078)		157,878,803

	Shares/ Principal Amount
SHORT-TERM INVESTMENTS – 32.6%
State Street Navigator Securities Lending Prime Portfolio(d)	42,815,855	42,815,855
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300% to be repurchased at $13,203,477 on 7/01/2008 collateralized by $12,545,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/2017 valued at $13,470,194, including accrued interest(e)	$13,203,000	13,203,000

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $56,018,855)		56,018,855

TOTAL INVESTMENTS – 124.4% (Identified Cost $193,106,933)(a)		213,897,658
Other assets less liabilities—(24.4)%		(41,996,900)

NET ASSETS – 100.0%		$171,900,758

3

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

†	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $193,106,933 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,272,728
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,482,003)

Net unrealized appreciation	$20,790,725

At September 30, 2007, the Fund had a capital loss carryforward of approximately $88,120,634 of which, $66,978,246 expires on September 30, 2010 and $21,142,388 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $41,545,585 and $42,815,855, respectively.

(c)	Non-income producing security.

(d)	Represents investment of securities lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

4

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

New Accounting Pronouncements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at June 30, 2008 (Unaudited)

Oil, Gas & Consumable Fuels	19.7%
Energy Equipment & Services	9.7
Metals & Mining	9.0
Chemicals	5.4
Capital Markets	5.1
Machinery	4.3
Software	4.1
Semiconductors & Semiconductor Equipment	3.5
Internet Software & Services	3.1
IT Services	2.7
Multiline Retail	2.6
Wireless Telecommunication Services	2.5
Health Care Equipment & Supplies	2.3
Life Sciences Tools & Services	2.0
Other Investments, less than 2% each	15.8
Short-Term Investments	32.6

Total Investments	124.4
Other assets less liabilities	(24.4)

Net Assets	100.0%

5

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets
	Biotechnology – 4.1%
77,929	Celgene Corp.(b)	$4,977,325
183,031	Gilead Sciences, Inc.(b)	9,691,492

		14,668,817

	Capital Markets – 7.4%
45,395	BlackRock, Inc.(c)	8,034,915
314,182	Charles Schwab Corp. (The)	6,453,298
34,636	Goldman Sachs Group, Inc.	6,057,837
104,671	T. Rowe Price Group, Inc.(c)	5,910,771

		26,456,821

	Chemicals – 5.2%
92,727	Monsanto Co.	11,724,402
46,762	Mosaic Co. (The)(b)	6,766,461

		18,490,863

	Communications Equipment – 6.7%
187,168	Cisco Systems, Inc.(b)	4,353,528
241,108	Corning, Inc.	5,557,539
160,756	Juniper Networks, Inc.(b)	3,565,568
233,076	QUALCOMM, Inc.	10,341,582

		23,818,217

	Computers & Peripherals – 8.1%
83,685	Apple, Inc.(b)	14,012,217
269,303	EMC Corp.(b)	3,956,061
92,770	International Business Machines Corp.	10,996,028

		28,964,306

	Construction & Engineering – 1.5%
28,499	Fluor Corp.	5,303,094

	Electrical Equipment – 1.9%
24,877	First Solar, Inc.(b)	6,786,943

	Electronic Equipment & Instruments – 1.7%
79,862	Amphenol Corp.	3,584,206
63,582	Dolby Laboratories, Inc., Class A(b)	2,562,355

		6,146,561

	Energy Equipment & Services – 3.6%
84,972	Transocean, Inc.(b)	12,948,883

	Food & Staples Retailing – 3.8%
92,856	Costco Wholesale Corp.	6,512,920
128,041	Wal-Mart Stores, Inc.	7,195,904

		13,708,824

	Health Care Equipment & Supplies – 1.9%
24,766	Intuitive Surgical, Inc.(b)	6,671,960

	Hotels, Restaurants & Leisure – 2.3%
97,962	McDonald’s Corp.	5,507,424
77,810	Yum! Brands, Inc.	2,730,353

		8,237,777

	Internet & Catalog Retail – 4.5%
113,369	Amazon.com, Inc.(b)(c)	8,313,349
67,090	Priceline.com, Inc.(b)(c)	7,746,211

		16,059,560

	Internet Software & Services – 3.4%
22,840	Google, Inc. Class A(b)	12,023,433

	IT Services – 5.9%
44,267	MasterCard, Inc., Class A(c)	11,753,774
116,467	Visa, Inc., Class A(b)	9,469,932

		21,223,706

	Life Sciences Tools & Services – 1.5%
60,593	Illumina, Inc.(b)(c)	5,278,256

	Machinery – 7.1%
50,507	Bucyrus International, Inc.	3,688,021
91,519	Cummins, Inc.	5,996,325
72,273	Flowserve Corp.	9,879,719
45,644	SPX Corp.	6,012,684

		25,576,749

	Media – 1.5%
170,166	Walt Disney Co. (The)	5,309,179

	Metals & Mining – 3.7%
68,444	Freeport-McMoRan Copper & Gold, Inc.	8,020,952
130,486	Steel Dynamics, Inc.	5,098,088

		13,119,040

	Oil, Gas & Consumable Fuels – 10.8%
42,880	Apache Corp.	5,960,320
50,793	Consol Energy, Inc.	5,707,609
57,287	EOG Resources, Inc.	7,516,054
203,378	Southwestern Energy Co.(b)	9,682,827
139,697	XTO Energy, Inc.	9,570,642

		38,437,452

	Road & Rail – 1.6%
94,044	CSX Corp.	5,906,904

	Semiconductors & Semiconductor Equipment – 1.7%
224,944	Broadcom Corp., Class A(b)	6,138,722

	Software – 5.5%
169,756	Activision, Inc.(b)	5,783,587
413,800	Oracle Corp.(b)	8,689,800
75,301	Salesforce.com, Inc.(b)	5,137,787

		19,611,174

	Specialty Retail – 1.6%
181,842	Urban Outfitters, Inc.(b)(c)	5,671,652

	Textiles, Apparel & Luxury Goods – 1.4%
84,449	Nike, Inc., Class B	5,034,005

	Total Common Stocks (Identified Cost $322,703,075)	351,592,898

Shares/ Principal Amount
Short-Term Investments – 11.8%
38,977,785	State Street Navigator Securities Lending Prime Portfolio(d)	38,977,785
$3,041,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08 at 1.300% to be repurchased at $3,041,110 on 7/1/08 collateralized by $2,890,000 Federal Home Loan Mortgage Corporation, 5.500% due 8/23/2017 valued at $3,103,138 including accrued interest(e)	3,041,000

	Total Short-Term Investments (Identified Cost $42,018,785)	42,018,785

	Total Investments - 110.2% (Identified Cost $364,721,860)(a)	393,611,683
	Other assets less liabilities — (10.2)%	(36,381,234)

	Net Assets — 100.0%	$357,230,449

1

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $364,721,860 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$40,468,846
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,579,023)

Net unrealized appreciation	$28,889,823

At September 30, 2007, the Fund had a capital loss carryover of approximately $18,851,895 of which $12,659,581 expires on September 30, 2010 and $6,192,314 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations. A significant portion of the Fund’s capital loss carry forwards are a result of prior year mergers; accordingly, some of these losses have been limited under Section 382 of the Internal Revenue Code. The amounts presented above are net of the losses limited by Section 382 the Internal Revenue Code.

(b)	Non-income producing security.

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $37,163,075 and $38,977,785, respectively.

(d)	Represents investment of securities lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

2

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at June 30, 2008 (Unaudited)

Oil, Gas & Consumable Fuels	10.8%
Computers & Peripherals	8.1
Capital Markets	7.4
Machinery	7.1
Communications Equipment	6.7
IT Services	5.9
Software	5.5
Chemicals	5.2
Internet & Catalog Retail	4.5
Biotechnology	4.1
Food & Staples Retailing	3.8
Metals & Mining	3.7
Energy Equipment & Services	3.6
Internet Software & Services	3.4
Hotels, Restaurants & Leisure	2.3
Other Investments, less than 2% each	16.3
Short-Term Investments	11.8

Total Investments	110.2
Other assets less liabilities	(10.2)

Net Assets	100.0%

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 87.8% of Net Assets
	ABS Car Loan — 0.8%
$85,000	Capital One Auto Finance Trust, Series 2006-C, Class A4, 2.501%, 5/15/2013(b)	$75,453
275,000	Capital One Auto Finance Trust, Series 2007-C, Class A3B, 2.981%, 4/16/2012(b)	255,044
100,000	Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	72,819

		403,316

	Aerospace & Defense — 0.5%
250,000	BE Aerospace, Inc., 8.500%, 7/01/2018	250,938

	Airlines — 0.2%
62,381	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 1/02/2017	51,464
27,077	Continental Airlines, Inc., Series 1999-1, Class C, 6.954%, 8/02/2009	25,418

		76,882

	Automotive — 4.0%
420,000	Ford Motor Co., 6.375%, 2/01/2029	220,500
65,000	Ford Motor Co., 6.625%, 2/15/2028(c)	35,425
1,220,000	Ford Motor Co., 6.625%, 10/01/2028	652,700
210,000	Ford Motor Co., 7.450%, 7/16/2031	122,325
40,000	Ford Motor Co., 7.500%, 8/01/2026	22,800
550,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	469,243
585,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	488,475

		2,011,468

	Banking — 3.6%
250,000,000	Barclays Financial LLC, 144A, 4.060%, 9/16/2010 (KRW)	240,787
400,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011 (KRW)	389,886
500,000	HSBC Bank USA, 144A, 3.310%, 8/25/2010	586,650
1,436,358,000	JPMorgan Chase & Co., 144A, Zero Coupon, 3/28/2011 (IDR)	113,070
500,000	Kaupthing Bank Hf, Series D, 144A, 5.750%, 10/04/2011	378,750
25,000	Washington Mutual, Inc., 4.625%, 4/01/2014	18,250
90,000	Washington Mutual, Inc., 5.500%, 8/24/2011	78,300

		1,805,693

	Biotechnology — 0.4%
260,000	Affymetrix, Inc., Convertible, 3.500%, 1/15/2038	211,575

	Brokerage — 0.1%
5,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	4,210
15,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	14,823
55,000	Bear Stearns Cos., Inc. (The), Series B, MTN, 2.839%, 5/18/2010(b)	53,681

		72,714

	Building Materials — 0.8%
505,000	USG Corp., 6.300%, 11/15/2016	406,525

	Chemicals — 2.0%
450,000	Borden, Inc., 7.875%, 2/15/2023	270,000
550,000	Borden, Inc., 9.200%, 3/15/2021	346,500
130,000	Georgia Gulf Corp., 10.750%, 10/15/2016(c)	78,000
380,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	307,800

		1,002,300

	Construction Machinery — 0.9%
535,000	United Rentals North America, Inc., 7.000%, 2/15/2014	414,625
40,000	United Rentals North America, Inc., 7.750%, 11/15/2013(c)	32,000

		446,625

	Consumer Products — 1.2%
9,210,000,000	European Investment Bank, Series EMTN, 144A, Zero Coupon, 4/24/2013 (IDR)	572,678
25,000	GMAC LLC, 4.750%, 9/14/2009 (EUR)	32,670

		605,348

	Electric — 3.5%
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(c)	326,250
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	149,400
165,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	150,150
140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	115,675
205,000	NRG Energy, Inc., 7.375%, 1/15/2017(c)	193,725
195,000	TXU Corp., 5.550%, 11/15/2014	152,660
590,000	TXU Corp., Series Q, 6.500%, 11/15/2024	435,303
370,000	TXU Corp., Series R, 6.550%, 11/15/2034	269,574

		1,792,737

	Food & Beverage — 1.4%
200,000	Aramark Services, Inc., 5.000%, 6/01/2012	175,000
360,000	Dean Foods Co., 7.000%, 6/01/2016(c)	312,300

1

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — continued
$230,000	Dole Food Co., Inc., 8.625%, 5/01/2009(c)	$219,075

		706,375

	Gaming — 0.9%
45,000	Harrah’s Operating Co., Inc., 5.750%, 10/01/2017	23,850
535,000	Harrah’s Operating Co., Inc., 144A, 10.750%, 2/01/2016	444,050

		467,900

	Government Guaranteed — 1.8%
28,000,000	Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010 (JPY)	267,939
1,205,000	Kreditanstalt fuer Wiederaufbau, 8.500%, 7/16/2010 (ZAR)	141,599
51,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010 (JPY)	486,360

		895,898

	Government Sponsored — 0.3%
160,000	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012	163,960

	Healthcare — 4.6%
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	4,613
105,000	Boston Scientific Corp., 6.400%, 6/15/2016	98,700
95,000	Boston Scientific Corp., 7.000%, 11/15/2035	83,600
220,000	Community Health Systems, Inc., 8.875%, 7/15/2015	221,375
25,000	HCA, Inc., 6.375%, 1/15/2015	20,750
205,000	HCA, Inc., 6.500%, 2/15/2016(c)	170,663
15,000	HCA, Inc., 7.050%, 12/01/2027	11,359
150,000	HCA, Inc., 7.190%, 11/15/2015	129,205
220,000	HCA, Inc., 7.500%, 12/15/2023	178,886
700,000	HCA, Inc., 7.500%, 11/06/2033	539,000
445,000	HCA, Inc., 7.580%, 9/15/2025	360,938
35,000	HCA, Inc., 7.690%, 6/15/2025	28,622
40,000	HCA, Inc., 7.750%, 7/15/2036	31,633
40,000	HCA, Inc., 8.360%, 4/15/2024	34,046
40,000	Invitrogen Corp., 1.500%, 2/15/2024	38,300
35,000	Tenet Healthcare Corp., 6.500%, 6/01/2012(c)	32,988
190,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	178,600
245,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	176,400

		2,339,678

	Home Construction — 4.9%
410,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(c)	412,050
385,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015(c)	240,625
365,000	K. Hovnanian Enterprises, Inc., Senior Note, 6.250%, 1/15/2016	226,300
30,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	19,500
300,000	KB Home, 5.750%, 2/01/2014(c)	250,875
100,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	83,000
590,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	510,350
580,000	Lennar Corp., Series B, Guaranteed Note, 5.600%, 5/31/2015	424,125
5,000	Lennar Corp. Series B, 5.125%, 10/01/2010	4,350
155,000	Pulte Homes, Inc., 6.000%, 2/15/2035(c)	120,900
230,000	Pulte Homes, Inc., 6.375%, 5/15/2033	178,250

		2,470,325

	Independent Energy — 2.7%
625,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	584,375
175,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	164,500
125,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	120,000
170,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	159,562
385,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	339,904

		1,368,341

	Industrial Other — 0.2%
140,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	105,000

	Media Cable — 0.9%
255,000	CSC Holdings, Inc., Senior Note, 7.625%, 7/15/2018	234,600
250,000	CSC Holdings, Inc., Senior Note, 7.875%, 2/15/2018	232,500

		467,100

	Media Non-Cable — 2.0%
25,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	14,750
50,000	Clear Channel Communications, Inc., 5.500%, 12/15/2016(c)	29,250
475,000	Clear Channel Communications, Inc., 6.875%, 6/15/2018(c)	280,250

2

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Media Non-Cable — continued
$140,000	Idearc, Inc., 8.000%, 11/15/2016	$88,025
175,000	Intelsat Corp., 6.875%, 1/15/2028	135,625
85,000	R.H. Donnelley Corp., 6.875%, 1/15/2013	50,575
10,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	5,950
115,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(c)	69,000
155,000	R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017(c)	92,225
25,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	14,875
595,000	Tribune Co., 5.250%, 8/15/2015(c)	236,513

		1,017,038

	Metals & Mining — 0.9%
285,000	Steel Dynamics, Inc., 144A, 7.375%, 11/01/2012	285,000
195,000	Vale Overseas Ltd., 6.875%, 11/21/2036	181,103

		466,103

	Non-Captive Consumer — 2.1%
70,000	Countrywide Financial Corp., Convertible, Zero Coupon, 4/15/2037	67,463
60,000	Countrywide Financial Corp., Convertible, 0.426%, 5/15/2037(b)	56,175
35,000	Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	31,863
90,000	SLM Corp., Series A, MTN, 4.000%, 1/15/2010	83,841
60,000	SLM Corp., MTN, 5.050%, 11/14/2014	50,957
5,000	SLM Corp., MTN, 5.625%, 8/01/2033	3,765
20,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	17,293
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	7,637
735,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010 (NZD)	498,798
245,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	235,037

		1,052,829

	Non-Captive Diversified — 5.6%
95,000	CIT Group, Inc., 4.750%, 12/15/2010	77,477
20,000	CIT Group, Inc., 5.400%, 2/13/2012	15,877
65,000	CIT Group, Inc., 5.400%, 1/30/2016	44,765
25,000	CIT Group, Inc., 5.650%, 2/13/2017	17,246
280,000	CIT Group, Inc., 5.800%, 10/01/2036	215,516
25,000	CIT Group, Inc., 5.850%, 9/15/2016	17,249
25,000	CIT Group, Inc., GMTN, 5.000%, 2/13/2014	17,952
65,000	CIT Group, Inc., GMTN, 5.000%, 2/01/2015	44,945
50,000	CIT Group, Inc., MTN, 5.125%, 9/30/2014	35,813
1,300,000	General Electric Capital Corp., Series A, MTN, 2.960%, 5/18/2012 (SGD)	915,139
75,000	GMAC LLC, Series EMTN, 5.375%, 6/06/2011 (EUR)	77,935
195,000	GMAC LLC, Series EMTN, 5.750%, 9/27/2010 (EUR)	224,123
630,000	GMAC LLC, 6.000%, 12/15/2011	433,530
330,000	GMAC LLC, 6.625%, 5/15/2012	226,386
565,000	GMAC LLC, MTN, 6.750%, 12/01/2014	373,151
40,000	GMAC LLC, 8.000%, 11/01/2031(c)	26,023
80,000	iStar Financial, Inc., 5.850%, 3/15/2017	63,300
10,000	iStar Financial, Inc., 5.875%, 3/15/2016	7,878
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	12,300

		2,846,605

	Oil & Gas — 0.5%
240,000	SandRidge Energy, Inc., 144A, 8.000%, 6/01/2018	241,200

	Packaging — 0.6%
135,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	137,025
180,000	Stone Container Finance, 7.375%, 7/15/2014(c)	144,000

		281,025

	Paper — 4.0%
485,000	Bowater, Inc., 6.500%, 6/15/2013(c)	305,550
75,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	62,625
155,000	Georgia-Pacific Corp., 7.375%, 12/01/2025(c)	130,975
375,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	330,000
270,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	249,750
530,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	490,250
110,000	Jefferson Smurfit Corp., 7.500%, 6/01/2013(c)	90,750
485,000	Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(c)	388,000

		2,047,900

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Pharmaceuticals — 5.8%
$110,000		Elan Finance PLC, 8.875%, 12/01/2013(c)	$110,275
1,145,000		Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	1,110,650
127,000		EPIX Pharmaceuticals, Inc., Senior Note, Convertible, 3.000%, 6/15/2024	76,835
330,000		Human Genome Sciences, Inc., 2.250%, 8/15/2012	238,425
245,000		Incyte Corp., Convertible, 3.500%, 2/15/2011	227,850
96,000		Nektar Therapeutics, 3.250%, 9/28/2012	66,120
190,000		Valeant Pharmaceuticals International, Subordinated Note, Convertible, 3.000%, 8/16/2010	174,088
505,000		Valeant Pharmaceuticals International, Subordinated Note, Convertible, 4.000%, 11/15/2013	433,037
305,000		Vertex Pharmaceuticals, Inc., Convertible, 4.750%, 2/15/2013	480,375

			2,917,655

		Pipelines — 0.8%
415,000		El Paso Corp., 6.950%, 6/01/2028	382,216

		Property & Casualty Insurance — 0.1%
80,000		MBIA Insurance Corp., 144A, (fixed rate to 1/15/13, variable rate thereafter) 14.000%, 1/15/2033	33,200

		Retailers — 3.0%
500,000		Blockbuster, Inc., 9.000%, 9/01/2012(c)	408,750
250,000		Dillard’s, Inc., 6.625%, 1/15/2018(c)	182,500
105,000		Dillard’s, Inc., 7.130%, 8/01/2018	78,750
30,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	24,595
1,070,000		Toys R Us, Inc., 7.375%, 10/15/2018	791,800
20,000		Toys R Us, Inc., 7.875%, 4/15/2013(c)	16,350

			1,502,745

		Sovereigns — 4.3%
44,200	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023 (MXN)	382,766
148,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012 (MXN)	1,446,727
1,050,000		Republic of South Africa, 13.000%, 8/31/2010 (ZAR)	137,018
4,087,537		Republic of Uruguay, 4.250%, 4/05/2027 (UYU)	217,270

			2,183,781

		Supermarkets — 2.4%
190,000		Albertson’s, Inc., 7.750%, 6/15/2026	186,333
750,000		Albertson’s, Inc., Senior Note, 7.450%, 8/01/2029	709,470
130,000		Albertson’s, Inc., Senior Note, 8.000%, 5/01/2031	132,968
245,000		Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	210,122

			1,238,893

		Supranational — 2.5%
700,000		Eurofima, Series EMTN, 10.000%, 11/03/2008 (ISK)	8,828
1,900,000		Inter-American Development Bank, Series EMTN, Zero Coupon, 5/11/2009 (BRL)	1,070,002
13,400,000		International Bank for Reconstruction & Development, 9.500%, 5/27/2010 (ISK)	170,649
800,000		Nordic Investment Bank, Series EMTN, 11.250%, 4/16/2009 (ISK)	10,133

			1,259,612

		Technology — 4.8%
75,000		Amkor Technology, Inc., 7.750%, 5/15/2013	69,563
325,000		Freescale Semiconductor, Inc., 10.125%, 12/15/2016(c)	247,812
345,000		JDS Uniphase Corp., Convertible, 1.000%, 5/15/2026(c)	266,944
150,000		Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	116,812
35,000		Kulicke & Soffa Industries, Inc., Convertible, 1.000%, 6/30/2010	30,800
1,015,000		Lucent Technologies, Inc., 6.450%, 3/15/2029(c)	776,475
243,000		Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(d)	228,420
580,000		Nortel Networks Corp., 6.875%, 9/01/2023(c)	411,800
280,000		Nortel Networks Corp., Convertible, 2.125%, 4/15/2014(c)	187,600
40,000		Northern Telecom Capital Corp., 7.875%, 6/15/2026	28,600
85,000		Unisys Corp., Senior Note, 8.000%, 10/15/2012	73,100

			2,437,926

		Telecommunications — 0.1%
30,000		Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	24,900
5,000		Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	4,013

			28,913

		Textile — 0.5%
375,000		Jones Apparel Group, Inc., 6.125%, 11/15/2034	255,000

		Transportation Services — 1.0%
275,000		APL Ltd., Senior Note, 8.000%, 1/15/2024(d)	228,250

4

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Transportation Services — continued
$300,000	Overseas Shipholding Group, Senior Note, 7.500%, 2/15/2024	$275,250

		503,500

	Wireless — 2.0%
5,000	ALLTEL Corp., 6.800%, 5/01/2029	4,575
440,000	ALLTEL Corp., 7.875%, 7/01/2032	446,600
230,000	NII Holdings, Inc., Convertible, 3.125%, 6/15/2012(c)	193,775
193,000	Sprint Capital Corp., 6.875%, 11/15/2028	160,672
70,000	Sprint Capital Corp., 6.900%, 5/01/2019	61,425
200,000	True Move Co. Ltd., 144A, 10.375%, 8/01/2014	170,000

		1,037,047

	Wirelines — 9.1%
255,000	Bell Canada, Series M-17, 6.100%, 3/16/2035 (CAD)	191,111
5,000	Bell Canada, 144A, 6.550%, 5/01/2029 (CAD)	3,933
65,000	Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	52,000
50,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014	48,375
95,000	Citizens Communications Co., 7.000%, 11/01/2025	69,825
130,000	Citizens Communications Co., 7.125%, 3/15/2019	116,350
315,000	Citizens Communications Co., 7.875%, 1/15/2027	275,625
410,000	Embarq Corp., 7.995%, 6/01/2036	387,853
205,000	Fairpoint Communications, Inc., 144A, 13.125%, 4/01/2018	200,900
80,000	Hawaiian Telcom Communications, Inc., 12.500%, 5/01/2015(c)	20,000
490,000	Level 3 Communications, Inc., Convertible, 2.875%, 7/15/2010	409,762
350,000	Level 3 Communications, Inc., Convertible, 6.000%, 9/15/2009	333,375
320,000	Level 3 Communications, Inc., Convertible, 6.000%, 3/15/2010	297,600
45,000	Level 3 Communications, Inc., Convertible, 3.500%, 6/15/2012(c)	36,506
145,000	Level 3 Financing, Inc., 8.750%, 2/15/2017(c)	124,700
125,000	Level 3 Financing, Inc., 9.250%, 11/01/2014(c)	113,750
1,890,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	1,611,225
375,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028(c)	300,000

		4,592,890

	Total Bonds and Notes (Identified Cost $46,404,482)	44,396,776

Bank Loans — 0.2% of Net Assets
	Consumer Products — 0.0%
25,000	Mega Bloks, Inc., Term Loan B, 8.250%, 7/26/2012(e)	21,500

	Food & Beverage — 0.0%
2,734	Dole Food Co., Inc., LOC, Zero Coupon, 4/12/2013(f)	2,538
1,568	Dole Food Co., Inc., Term Loan, Zero Coupon, 4/12/2013(f)	1,455
3,916	Dole Food Co., Inc., Tranche C Term Loan, Zero Coupon, 4/12/2013(f)	3,634

		7,627

	Media Non-Cable — 0.1%
74,810	Idearc, Inc., Term Loan B, 4.787%, 11/17/2014(e)	59,755
10,000	Tribune Co., Tranche X, 5.478%, 5/17/2009(e)	9,562

		69,317

	Wireless — 0.1%
35,000	Hawaiian Telecom Communications, Inc., Term Loan C, 5.310%, 6/01/2014(e)	28,798

	Total Bank Loans (Identified Cost $127,178)	127,242

Shares
Common Stocks — 1.8%
	Biotechnology — 0.5%
8,147	Vertex Pharmaceuticals, Inc.(c)(g)	272,680

	Chemicals — 0.4%
11,695	Hercules, Inc.(c)	197,996

	Household Durables — 0.1%
1,775	KB Home(c)	30,051

	Pharmaceuticals — 0.6%
6,875	Merck & Co., Inc.	259,119
1,717	Teva Pharmaceutical Industries Ltd., Sponsored ADR	78,639

		337,758

	Thrifts & Mortgage Finance — 0.2%
5,500	Federal Home Loan Mortgage Corp.(c)	90,200

	Total Common Stocks (Identified Cost $854,067)	928,685

5

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)
Preferred Stocks — 2.3%
	Automotive — 0.1%
5,816	General Motors Corp., Convertible(c), 6.250%,	$77,120

	Banking — 0.2%
3,732	Sovereign Capital Trust IV, Convertible, 4.375%	114,759

	Electric Utilities — 0.6%
6,475	AES Trust III, Convertible, 6.750%	314,038

	Machinery — 0.2%
2,550	United Rentals Trust I, Convertible, 6.500%	81,600

	Oil, Gas & Consumable Fuels — 0.8%
9,500	El Paso Energy Capital Trust I, Convertible, 4.750%	389,500

	Technology — 0.4%
249	Lucent Technologies Capital Trust I, Convertible, 7.750%(c)	189,240

	Total Preferred Stocks (Identified Cost $1,135,972)	1,166,257

Closed-End Investment Companies — 0.1%
3,835	Morgan Stanley Emerging Markets Debt Fund, Inc.	35,665
2,175	Western Asset High Income Opportunity Fund, Inc.	12,267

	Total Closed-End Investment Companies (Identified Cost $45,443)	47,932

Shares/ Principal Amount
Short-Term Investments — 18.6%
6,338,840	State Street Navigator Securities Lending Prime Portfolio(h)	6,338,840
$464	Repurchase Agreement with State Street Corp., dated 6/30/2008 at 1.300% to be repurchased at $464 on 7/01/2008, collateralized by $5,000 U.S. Treasury Bill, due 9/18/2008 valued at $4,980 including accrued interest(i)	464
$3,048,663	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300% to be repurchased at $3,048,773 on 7/01/2008, collateralized by $3,005,000 Federal Farm Credit Bank., 5.850% due 3/16/2016 valued at $3,110,175, including accrued interest(i)	3,048,663

	Total Short-Term Investments (Identified Cost $9,387,967)	9,387,967

	Total Investments — 110.8% (Identified Cost $57,955,109)(a)	56,054,859
	Other assets less liabilities—(10.8)%	(5,473,559)

	Net Assets — 100%	$50,581,300

6

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(‡)	Principal amount is in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units, One unit represents a principal of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securites is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $57,972,281 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,188,085
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,105,507)

Net unrealized depreciation	$(1,917,422)

At September 30, 2007, the Fund had a capital loss carryover of approximately $81,303,223 of which $11,101,868 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,634 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $6,184,196 and $6,338,840, respectively.

(d)	Illiquid security. At June 30, 2008, the value of these securities amounted to $456,670 or 0.9% of net assets.

(e)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2008.

(f)	The security has not settled. Contract rates do not take effect until settlement date.

(g)	Non-income producing security.

(h)	Represents investment of securities lending collateral.

7

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,977,329 or 7.9% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LOC	Letter of Credit
MTN	Medium Term Note
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are “marked-to-market” daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At June 30, 2008, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Depreciation
Sell	9/17/2008	Euro	225,000	$349,933	$(2,907)

8

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Net Asset Summary at June 30, 2008 (Unaudited)

Wirelines	9.1%
Pharmaceuticals	6.4
Non-Captive Diversified	5.6
Technology	5.2
Home Construction	4.9
Healthcare	4.6
Sovereigns	4.3
Automotive	4.1
Paper	4.0
Banking	3.8
Electric	3.5
Retailers	3.0
Independent Energy	2.7
Supranational	2.5
Supermarkets	2.4
Chemicals	2.4
Media Non-Cable	2.1
Wireless	2.1
Non-Captive Consumer	2.1
Other Investments, less than 2% each	17.4
Short-Term Investments	18.6

Total Investments	110.8
Other assets less liabilities	(10.8)

Net Assets	100.0%

9

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)		Description	Value (†)
Bonds and Notes — 94.0% of Net Assets
Non-Convertible Bonds — 94.0%
		Austria — 0.8%
105,000		Oesterreichische Kontrollbank AG, 2.750%, 6/14/2011, (CHF)	$101,038

		Belgium — 7.5%
110,000		Kingdom of Belgium, 3.750%, 3/28/2009, (EUR)	172,114
460,000		Kingdom of Belgium, 5.500%, 9/28/2017, (EUR)	755,941

			928,055

		Canada — 2.9%
40,000		Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	29,978
50,000		Bombardier, Inc., 144A, 7.250%, 11/15/2016, (EUR)	75,180
255,000		Canadian Government, 4.250%, 9/01/2009, (CAD)(d)	252,892

			358,050

		Cayman Islands — 0.5%
60,000		DASA Finance Corp., 144A, 8.750%, 5/29/2018	61,050

		France — 3.7%
45,000		Alcatel-Lucent, Series EMTN, 6.375%, 4/07/2014, (EUR)	59,514
50,000		Credit Agricole SA, 5.971%, 2/01/2018, (EUR)	78,493
35,000		France Telecom SA, Series EMTN, 3.625%, 10/14/2015, (EUR)	48,048
50,000		France Telecom SA, Series EMTN, 4.750%, 2/21/2017, (EUR)	72,070
40,000		Lafarge SA, Series EMTN, 4.750%, 3/23/2020, (EUR)	51,285
20,000		PPR, Series EMTN, 4.000%, 1/29/2013, (EUR)	28,021
35,000		Veolia Environnement, Series EMTN, 5.125%, 5/24/2022, (EUR)	48,854
10,000		Vivendi, 3.875%, 2/15/2012, (EUR)	14,350
50,000		Wendel, 4.875%, 5/26/2016, (EUR)	57,345

			457,980

		Germany — 22.9%
50,000		Bertelsmann AG, 3.625%, 10/06/2015, (EUR)	65,489
205,000		Hypothekenbank in Essen AG, Series REGS, 3.000%, 9/28/2009, (EUR)	314,609
24,000,000		Kreditanstalt fuer Wiederaufbau, 2.050%, 2/16/2026, (JPY)	220,998
275,000		Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010, (EUR)	410,786
5,000,000		Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	48,272
225,000		Muenchener Hypothekenbank eG, 5.000%, 1/16/2012, (EUR)	352,106
610,000		Republic of Germany, 3.750%, 1/04/2017, (EUR)(d)	901,628
95,000		Republic of Germany, 4.000%, 4/13/2012, (EUR)	145,992
265,000		Republic of Germany, 4.000%, 1/04/2037, (EUR)	360,803

			2,820,683

		Ireland — 1.5%
20,000,000		Depfa ACS Bank, Series 686, 1.650%, 12/20/2016, (JPY)	182,547

		Japan — 5.2%
26,000,000		Development Bank of Japan, 1.750%, 6/21/2010, (JPY)	248,147
20,000,000		Japan Finance Corp. for Municipal Enterprises, 1.900%, 6/22/2018, (JPY)	189,877
20,987,200		Japan Government, 0.800%, 3/10/2016, (JPY)	195,177

			633,201

		Mexico — 0.7%
10,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	86,599

		Netherlands — 0.7%
50,000		Cemex Finance Europe BV, 4.750%, 3/05/2014, (EUR)	67,015
10,000		Wolters Kluwer NV, 5.125%, 1/27/2014, (EUR)	14,912

			81,927

		Singapore — 6.7%
290,000		Government of Singapore, 3.625%, 7/01/2011, (SGD)	224,305
770,000		Government of Singapore, 4.625%, 7/01/2010, (SGD)	602,277

			826,582

		Spain — 1.8%
23,000,000		Instituto de Credito Oficial, Series EMTN, 0.800%, 9/28/2009, (JPY)	216,046

		Supranational — 12.9%
80,100,000		European Investment Bank, 1.400%, 6/20/2017, (JPY)	740,295
921,000,000		European Investment Bank, Series EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	57,268
43,000,000		Inter-American Development Bank, 1.900%, 7/08/2009, (JPY)	408,688
40,000,000		Nordic Investment Bank, 1.700%, 4/27/2017, (JPY)	379,354

			1,585,605

		United Kingdom — 8.1%
50,000		BAT International Finance PLC, Series EMTN, 5.375%, 6/29/2017, (EUR)	72,473
50,000		BP Capital Markets PLC, Series EMTN, 5.750%, 2/26/2010, (GBP)	98,840

1

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — continued
50,000	BSKYB Finance UK PLC, Series EMTN, 5.750%, 10/20/2017, (GBP)	$86,429
500,000	HSBC Bank PLC, 144A, Zero Coupon, 6/04/2013, (MYR)	125,448
65,000	Lloyds TSB Group PLC, 5.875%, 7/08/2014, (EUR)	100,116
50,000	Network Rail MTN Finance PLC, Series EMTN, 4.875%, 3/06/2009, (GBP)	98,855
100,000	Standard Chartered Bank, Series 17, 5.875%, 9/26/2017, (EUR)	145,587
70,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	129,082
75,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	137,796

		994,626

	United States — 18.1%
50,000	3M Co., 5.000%, 7/14/2014, (EUR)	75,404
25,000	Ahold Finance USA, Inc., Series EMTN, 6.500%, 3/14/2017, (GBP)	46,808
60,000	Albertson’s, Inc., Senior Note, 8.000%, 5/01/2031	61,370
60,000	ALLTEL Corp., 7.000%, 7/01/2012	61,200
100,000	AT&T, Inc., Series EMTN, 6.125%, 4/02/2015, (EUR)(d)	155,855
97,930,000	Barclays Financial LLC, 144A, 4.741%, 3/23/2009, (KRW)	94,536
50,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	66,928
50,000	Cargill, Inc., Series EMTN, 5.375%, 3/02/2037, (GBP)	81,308
60,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	56,100
50,000	CIT Group, Inc., Series EMTN, 3.800%, 11/14/2012, (EUR)	56,461
50,000	CIT Group, Inc., Series GMTN, 4.250%, 9/22/2011, (EUR)	59,265
60,000	Citizens Communications Co., 6.250%, 1/15/2013	55,650
60,000	CSX Corp., 5.600%, 5/01/2017	55,348
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	97,122
45,000	HCA, Inc., 8.360%, 4/15/2024	38,302
60,000	Host Hotels & Resorts LP, 6.375%, 3/15/2015	53,100
400,000	HSBC Bank USA, 144A, Zero Coupon, 5/17/2012, (MYR)	112,575
100,000	HSBC Bank USA,144A, Zero Coupon, 11/28/2011	68,150
91,600,000	JPMorgan Chase & Co., 144A, Zero Coupon, 11/01/2012, (KRW)	63,224
336,500	JPMorgan Chase & Co., Series EMTN, 144A, Zero Coupon, 11/01/2012, (MYR)	85,971
25,000	Lehman Brothers Holdings, Inc., Series EMTN, 5.000%, 1/26/2010, (GBP)	46,890
75,000	Level 3 Financing, Inc., 8.750%, 2/15/2017(c)	64,500
50,000	Morgan Stanley, 3.750%, 3/01/2013, (EUR)	68,704
25,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	44,683
75,000	Motorola, Inc., 6.625%, 11/15/2037(c)	59,003
50,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	73,999
100,000	Pfizer, Inc., 4.750%, 12/15/2014, (EUR)	151,155
70,000	Qwest Corp., 6.875%, 9/15/2033	57,750
70,000	SLM Corp., 4.500%, 7/26/2010(c)	64,772
50,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	71,608
50,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	79,372

		2,227,113

	Total Bonds and Notes (Identified Cost $11,686,122)	11,561,102

Shares/ Principal Amount (‡)
Short-Term Investments — 4.0%
$146,160	State Street Navigator Securities Lending Prime Portfolio(e)	146,160
347,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300% to be repurchased at $347,013 on 7/1/2008, collateralized by $330,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/2017 valued at $354,338 including accrued interest(f)	347,000

	Total Short-Term Investments (Identified Cost $493,160)	493,160

	Total Investments — 98.0% (Identified Cost $12,179,282)(a)	12,054,262
	Other assets less liabilities—2.0%	247,427

	Net Assets — 100%	$12,301,689

(‡)	Principal amount is in U.S. dollars unless otherwise noted.

2

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $12,197,580 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$92,336
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(235,654)

Net unrealized depreciation	$(143,318)

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $143,789 and $146,160, respectively.

(d)	All or a portion of this security is held as collateral for open forward contracts.

(e)	Represents investment of securities lending collateral.

3

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At June 30, 2008, the total value of these amounted to $743,402 or 6.0% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SGD	Singapore Dollar

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are “marked-to-market” daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At June 30, 2008, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Buy	9/12/2008	Iceland Krona	7,944,000	$99,814	$184

Sell	9/12/2008	Euro	64,000	100,389	(759)

Buy	9/17/2008	Euro	412,000	646,089	2,413

Sell	9/17/2008	Canadian Dollar	300,000	293,908	(1,336)

Buy	9/17/2008	Iceland Krona	5,500,000	69,061	(1,040)

Buy	6/15/2009	Chinese Yuan Renminbi	800,000	123,940	1,653

Net Asset Summary at June 30, 2008 (Unaudited)

Sovereigns	33.8%
Banking	20.1
Supranational	12.9
Brokerage	3.3
Telecommunications	3.2
Government Guaranteed	2.0
Other Investments, less than 2% each	18.7
Short-Term Investments	4.0

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

4

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Currency Exposure at June 30, 2008 as a Percentage of Net Assets (Unaudited)

Euro	42.2%
Japanese Yen	23.0
United States Dollar	10.2
British Pound	7.7
Singapore Dollar	6.7
Malaysian Ringgit	2.6
Canadian Dollar	2.3
Other, less than 2% each	3.3

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes – 96.6% of Net Assets
Non-Convertible Bonds – 95.0%
	ABS Car Loan – 0.9%
$19,100,000	ARG Funding Corp., Series 2005-2A, Class A5, 2.642%, 5/20/2011, 144A (b)	$17,494,475
26,520,000	Capital One Auto Finance Trust, Series 2006-C, Class A4, 2.501%, 5/15/2013 (b)	23,541,282

		41,035,757

	ABS Credit Card – 1.8%
29,080,000	Chase Issuance Trust, Series 2007-B1, Class B1, 2.721%, 4/15/2019 (b)	23,217,763
27,750,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	26,535,938
10,000,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014	9,860,008
19,060,000	MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 2.651%, 12/17/2012 (b)	18,356,230

		77,969,939

	ABS Other – 0.4%
16,965,000	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	16,855,576

	Airlines – 1.9%
710,099	Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	628,438
22,350,000	Continental Airlines, Inc., Series A, 5.983%, 4/19/2022	18,494,625
9,788,000	Continental Airlines, Inc., Series B, 6.903%, 4/19/2022	7,243,120
895,012	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 8/10/2022	756,285
19,800,670	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 8/10/2022	15,642,530
11,415,000	Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	9,246,150
8,115,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	7,356,312
30,702,080	United Air Lines, Inc., 6.636%, 7/02/2022	25,098,950

		84,466,410

	Asset-Backed Securities – 0.0%
504,318	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/2018	498,641
1,700,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,519,680

		2,018,321

	Automotive – 0.9%
10,665,000	Cummins, Inc., 5.650%, 3/01/2098	7,322,749
3,389,000	Cummins, Inc., 6.750%, 2/15/2027	2,967,232
665,000	Cummins, Inc., 7.125%, 3/01/2028	630,987
1,990,000	Ford Motor Co., 6.375%, 2/01/2029	1,044,750
130,000	Ford Motor Co., 6.500%, 8/01/2018 (c)	75,400
260,000	Ford Motor Co., 6.625%, 2/15/2028 (c)	141,700
5,185,000	Ford Motor Co., 6.625%, 10/01/2028	2,773,975
8,730,000	Ford Motor Co., 7.450%, 7/16/2031	5,085,225
245,000	Ford Motor Co., 7.500%, 8/01/2026	139,650
11,830,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	10,093,001
345,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013 (c)	254,062
700,000	Ford Motor Credit Co. LLC, 7.375%, 10/28/2009	637,545
1,540,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,119,213
935,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	793,164
2,135,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	1,861,470
575,000	General Motors Corp., 7.400%, 9/01/2025	296,125
8,985,000	General Motors Corp., 8.250%, 7/15/2023 (c)	5,233,763
245,000	General Motors Corp., 8.375%, 7/15/2033 (c)	145,163

		40,615,174

	Banking – 2.7%
2,595,000	BAC Capital Trust VI, 5.625%, 3/08/2035	2,113,041
3,120,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	3,005,019
180,000,000	Barclays Financial LLC, 4.160%, 2/22/2010, (THB), 144A	5,239,204
3,500,000,000	Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A	3,399,790
52,000,000	Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, (THB), 144A	1,511,525
16,371,250,000	BNP Paribas SA, Series EMTN, Zero Coupon, 6/13/2011, (IDR), 144A	1,255,721
9,860,000	Citibank NA, 15.000%, 7/02/2010, (BRL), 144A	6,437,877
20,990,000	HSBC Bank USA, Zero Coupon, 4/18/2012, (MYR), 144A	5,965,207
28,000,000	HSBC Bank USA, Zero Coupon, 5/17/2012, (MYR), 144A	7,880,275
4,500,000	HSBC Bank USA, 3.310%, 8/25/2010, 144A	5,279,850
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	627,320
18,000,000	JPMorgan Chase & Co., Zero Coupon, 5/17/2010, (BRL), 144A	8,594,481

1

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Banking – continued
$22,683,264,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	$1,785,630
17,920,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	1,409,305
68,827,366,920	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, (IDR), 144A	4,738,787
24,108,050	JPMorgan Chase & Co., Series EMTN, Zero Coupon, 6/08/2012, (MYR), 144A	6,279,529
24,124,936,500	JPMorgan Chase London, Zero Coupon, 10/21/2010, (IDR), 144A	2,005,091
1,700,000	Kaupthing Bank, 3.413%, 1/15/2010, 144A (b)(c)	1,475,416
17,900,000	Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A	13,559,250
2,700,000	Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A (c)	1,768,500
100,000	Keybank NA, 6.950%, 2/01/2028	89,676
329,700,000	Kreditanstalt fuer Wiederaufbau, Series EMTN, 10.000%, 10/27/2008, (ISK)	4,167,607
30,000,000	Kreditanstalt Fuer Wiederaufbau, Series EMTN, 10.750%, 2/01/2010, (ISK)	382,463
13,950,000	PNC Bank NA, 6.875%, 4/01/2018	13,838,330
330,000,000	Rabobank Nederland, Series EMTN, 12.500%, 2/17/2009, (ISK)	4,219,833
1,176,000,000	Rabobank Nederland, Series EMTN, 14.000%, 1/28/2009, (ISK), 144A	14,980,664

		122,009,391

	Brokerage – 4.0%
370,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	311,526
975,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	912,627
2,150,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	2,124,611
16,850,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	17,584,070
25,655,000	Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037	22,083,773
1,120,000	Lehman Brothers Holdings, Inc., Series MTN, 6.000%, (fixed rate to 5/3/2027, variable rate thereafter), 5/03/2032	856,287
109,500,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	86,965,557
10,000,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	4,974,736
43,590,000	Morgan Stanley, Series F, MTN, 6.625%, 4/01/2018	41,302,615

		177,115,802

	Building Materials – 0.7%
10,000,000	Masco Corp., 5.850%, 3/15/2017 (c)	9,063,910
6,465,000	Owens Corning, Inc., 6.500%, 12/01/2016	5,886,234
20,368,000	Owens Corning, Inc., 7.000%, 12/01/2036	17,015,590
1,060,000	USG Corp., 6.300%, 11/15/2016	853,300

		32,819,034

	Chemicals – 2.1%
22,665,000	Lubrizol Corp., 6.500%, 10/01/2034	20,605,114
2,400,000	Methanex Corp., 6.000%, 8/15/2015	2,232,979
68,560,000	PPG Industries, Inc., 6.650%, 3/15/2018	69,875,530

		92,713,623

	Construction Machinery – 0.2%
6,935,000	Toro Co., 6.625%, 5/01/2037	7,092,154

	Consumer Cyclical Services – 0.4%
19,330,000	Western Union Co., 6.200%, 11/17/2036	18,038,582

	Distributors – 1.5%
61,345,000	Equitable Resources, Inc., 6.500%, 4/01/2018	61,433,459
5,865,000	ONEOK, Inc., 6.000%, 6/15/2035	5,188,273

		66,621,732

	Electric – 6.0%
40,400,000	Ameren Energy Generating Co., Series G, 7.000%, 4/15/2018, 144A	40,456,318
500,000	Baltimore Gas & Electric Co., 5.200%, 6/15/2033	390,465
11,360,000	Bruce Mansfield Unit, 6.850%, 6/01/2034	11,373,973
26,290,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	22,270,785
895,000	Commonwealth Edison Co., 4.700%, 4/15/2015 (c)	831,428
1,700,000	Commonwealth Edison Co., 5.875%, 2/01/2033	1,537,097
2,750,000	Constellation Energy Group, Inc., 4.550%, 6/15/2015	2,449,851
960,000	Dominion Resources, Inc., 5.950%, 6/15/2035	861,595
5,500,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	5,993,702
1,000,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	1,106,268
47,570,000	Illinois Power Co., 6.250%, 4/01/2018, 144A	45,793,593
1,905,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	1,850,018
2,830,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	2,570,418
10,206,405	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	10,225,389
1,500,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	1,542,807
1,000,000	MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	960,265

2

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Electric – continued
$7,185,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	$7,256,649
27,500,000	Nisource Finance Corp., 6.400%, 3/15/2018	26,541,185
21,585,000	Nisource Finance Corp., 6.800%, 1/15/2019 (c)	21,167,309
38,500	Quezon Power Philippines Co., 8.860%, 6/15/2017	37,923
51,115,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	50,813,064
500,000	SP Powerassets Ltd., 3.730%, 10/22/2010, (SGD)	371,219
6,570,000	Toledo Edison Co., 6.150%, 5/15/2037	5,697,938
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017 (d)	1,037,375
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037 (d)	1,515,830

		264,652,464

	Entertainment – 0.2%
3,565,000	Time Warner, Inc., 6.500%, 11/15/2036	3,173,556
1,805,000	Time Warner, Inc., 6.625%, 5/15/2029	1,642,507
755,000	Time Warner, Inc., 6.950%, 1/15/2028	724,441
505,000	Time Warner, Inc., 7.625%, 4/15/2031	512,699
330,000	Time Warner, Inc., 7.700%, 5/01/2032	337,855
3,590,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	3,371,322

		9,762,380

	Food & Beverage – 1.4%
6,845,000	Anheuser-Busch Cos, Inc., 5.950%, 1/15/2033	6,044,163
8,760,000	Anheuser-Busch Cos, Inc., 6.450%, 9/01/2037	8,372,230
2,500,000	Cargill, Inc., 5.375%, 3/02/2037, (GBP)	4,065,414
1,525,000	Cia Brasileira de Bebidas, 8.750%, 9/15/2013	1,723,250
6,080,000	Corn Products International, Inc., 6.625%, 4/15/2037	6,137,930
9,925,000	Kraft Foods, Inc., 6.500%, 8/11/2017	9,937,635
21,385,000	Kraft Foods, Inc., 6.500%, 11/01/2031 (c)	19,792,972
8,080,000	Kraft Foods, Inc., 7.000%, 8/11/2037	7,999,927

		64,073,521

	Foreign Agency – 0.0%
220,000	Alberta Municipal Funding Corp., 5.700%, 9/01/2011, (CAD)	227,465

	Foreign Local Governments – 0.0%
28,763	Province of Alberta, 5.930%, 9/16/2016, (CAD)	30,545
500,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	598,725

		629,270

	Government Guaranteed – 1.0%
45,000,000	Canada Housing Trust, 4.100%, 12/15/2008, (CAD)	44,346,425

	Government Owned - No Guarantee – 0.8%
39,780,000	DP World Ltd., 6.850%, 7/02/2037, 144A	34,134,104

	Government Sponsored – 0.3%
15,000,000	Queensland Treasury Corp., 7.125%, 9/18/2017, (NZD), 144A	11,475,907

	Health Insurance – 0.1%
5,455,000	CIGNA Corp., 6.150%, 11/15/2036 (c)	4,805,157

	Healthcare – 3.6%
7,535,000	Covidien International Finance SA, 6.000%, 10/15/2017	7,626,121
7,590,000	Covidien International Finance SA, 6.550%, 10/15/2037	7,655,350
9,130,000	HCA, Inc., 5.750%, 3/15/2014	7,600,725
1,305,000	HCA, Inc., 6.250%, 2/15/2013	1,132,087
3,250,000	HCA, Inc., 6.300%, 10/01/2012	2,916,875
3,565,000	HCA, Inc., 6.375%, 1/15/2015	2,958,950
4,015,000	HCA, Inc., 6.500%, 2/15/2016	3,342,487
365,000	HCA, Inc., 6.750%, 7/15/2013	320,287
3,000,000	HCA, Inc., 7.050%, 12/01/2027	2,271,876
2,290,000	HCA, Inc., 7.190%, 11/15/2015	1,972,528
1,910,000	HCA, Inc., 7.500%, 12/15/2023	1,553,057
250,000	HCA, Inc., 7.500%, 11/06/2033	192,500
1,225,000	HCA, Inc., 7.580%, 9/15/2025	993,593
3,890,000	HCA, Inc., 7.690%, 6/15/2025	3,181,118
1,640,000	HCA, Inc., 7.750%, 7/15/2036	1,296,969
3,830,000	HCA, Inc., 8.360%, 4/15/2024	3,259,912
2,865,000	Hospira, Inc., 6.050%, 3/30/2017	2,764,917
57,190,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	59,391,472
530,000	Owens & Minor, Inc., 6.350%, 4/15/2016	520,560
24,355,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	20,158,439
565,000	UnitedHealth Group, Inc., 6.500%, 6/15/2037	515,223
2,810,000	UnitedHealth Group, Inc., 6.625%, 11/15/2037	2,587,816
27,070,000	WellPoint, Inc., 6.375%, 6/15/2037	24,427,427

		158,640,289

	Home Construction – 0.6%
850,000	Centex Corp., 5.250%, 6/15/2015	671,500

3

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Home Construction – continued
$3,685,000	D.R. Horton, Inc., 5.250%, 2/15/2015	$2,929,575
2,050,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	2,060,250
2,605,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,904,906
1,870,000	Lennar Corp., Series B, 6.500%, 4/15/2016	1,432,888
2,945,000	Pulte Homes, Inc., 5.200%, 2/15/2015	2,400,175
250,000	Pulte Homes, Inc., 5.250%, 1/15/2014	208,750
9,400,000	Pulte Homes, Inc., 6.000%, 2/15/2035	7,332,000
3,645,000	Pulte Homes, Inc., 6.375%, 5/15/2033	2,824,875
3,605,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	3,121,944

		24,886,863

	Hybrid ARMS – 0.0%
160,196	Wells Fargo Mortgage Backed Securities Trust, 6.025%, 9/25/2036 (b)	155,529

	Independent Energy – 2.1%
4,020,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	4,022,159
13,905,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	13,725,459
10,875,000	Apache Corp., 6.000%, 1/15/2037	10,670,887
1,190,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	1,695,605
500,000	Devon Financing Corp. LLC, 7.875%, 9/30/2031	590,549
48,640,000	Questar Market Resources, Inc., 6.800%, 4/01/2018	47,525,317
3,585,000	Talisman Energy, Inc., 5.850%, 2/01/2037	3,088,825
3,515,000	Talisman Energy, Inc., 6.250%, 2/01/2038	3,231,044
160,000	XTO Energy, Inc., 6.100%, 4/01/2036	152,395
6,230,000	XTO Energy, Inc., 6.750%, 8/01/2037	6,317,307

		91,019,547

	Integrated Energy – 0.0%
1,581,593	PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A	1,621,133

	Life Insurance – 0.5%
15,400,000	ASIF Global Financing XXVII, 2.380%, 2/26/2009, (SGD), 144A	11,306,229
9,260,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	8,837,652

		20,143,881

	Local Authorities – 0.7%
19,325,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	17,918,365
14,895,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	12,555,294

		30,473,659

	Media Cable – 3.0%
16,501,000	Comcast Corp., 5.650%, 6/15/2035	14,021,494
2,195,000	Comcast Corp., 6.450%, 3/15/2037	2,042,867
4,610,000	Comcast Corp., 6.500%, 11/15/2035	4,382,381
32,715,000	Comcast Corp., 6.950%, 8/15/2037	32,178,114
3,750,000	Cox Communications, Inc., Class A, 6.750%, 3/15/2011 (c)	3,870,154
75,000,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	75,497,325
350,000	Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	639,632

		132,631,967

	Media Non-Cable – 0.6%
2,500,000	Clear Channel Communications, Inc., 4.250%, 5/15/2009	2,412,500
1,000,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	673,750
7,700,000	News America, Inc., 6.150%, 3/01/2037	7,089,490
4,095,000	News America, Inc., 6.200%, 12/15/2034	3,776,335
9,760,000	News America, Inc., 6.400%, 12/15/2035	9,236,064
1,005,000	R.H. Donnelley Corp., 6.875%, 1/15/2013	597,975
555,000	R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A	330,225
1,665,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	990,675
1,950,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	1,160,250
1,760,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016	1,056,000

		27,323,264

	Metals & Mining – 1.2%
12,775,000	Newmont Mining Corp., 5.875%, 4/01/2035	10,933,867
1,500,000	Teck Cominco Ltd., 7.000%, 9/15/2012	1,601,940
1,985,000	United States Steel Corp., 6.050%, 6/01/2017	1,853,901
4,712,000	United States Steel Corp., 6.650%, 6/01/2037	4,151,145
31,890,000	United States Steel Corp., 7.000%, 2/01/2018	31,819,874
3,735,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,468,825

		53,829,552

	Mortgage Related – 0.1%
3,000,000	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	3,004,024
1,837,510	CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020	1,724,962
183,018	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	176,699

4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount		Description	Value (†)
		Mortgage Related – continued
$35,979		Federal National Mortgage Association, 6.000%, 7/01/2029	$36,642

			4,942,327

		Non-Captive Consumer – 3.2%
88,895,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	77,477,771
400,000		Countrywide Financial Corp., Series A, MTN, 3.079%, 12/19/2008 (b)	390,020
1,170,000		Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	1,065,149
180,000		Residential Capital LLC, 8.125%, 11/21/2008 (c)	157,500
840,000		Residential Capital LLC, 8.375%, 6/30/2010 (c)	352,800
20,645,000		Residential Capital LLC, 8.500%, 4/17/2013	8,051,550
385,000		Residential Capital LLC, 8.875%, 6/30/2015	150,150
10,807,000		Residential Capital LLC, 9.625%, 5/15/2015, 144A	5,241,395
200,000		SLM Corp., 4.000%, 1/15/2010	186,312
5,150,000		SLM Corp., 6.500%, 6/15/2010, (NZD)	3,494,982
3,190,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	2,758,278
2,090,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	1,768,497
960,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	733,138
1,370,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	1,206,651
1,470,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	1,291,442
300,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	273,957
690,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	519,535
30,945,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	29,686,653
3,200,000		SLM Corp., Series EMTN, 4.750%, 3/17/2014, (EUR)	3,962,830
630,000		SLM Corp., Series MTN, 5.050%, 11/14/2014	535,053
310,000		SLM Corp., Series MTN, 5.125%, 8/27/2012	269,736
23,775	(†††)	SLM Corp., Series MTN, 6.000%, 12/15/2043	414,576

			139,987,975

		Non-Captive Diversified – 4.0%
780,000		CIT Group, Inc., 5.125%, 9/30/2014	558,674
500,000		CIT Group, Inc., 5.400%, 2/13/2012	396,911
7,550,000		CIT Group, Inc., 5.500%, 12/01/2014, (GBP)	10,206,875
87,745,000		CIT Group, Inc., 7.625%, 11/30/2012	72,931,714
2,370,000		CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	1,785,345
1,750,000		CIT Group, Inc., Series EMTN, 3.800%, 11/14/2012, (EUR)	1,976,146
350,000		CIT Group, Inc., Series EMTN, 4.650%, 9/19/2016, (EUR)	361,138
2,050,000		CIT Group, Inc., Series EMTN, 5.000%, 5/13/2014, (EUR)	2,301,677
4,250,000		CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016, (GBP)	5,608,902
5,450,000		CIT Group, Inc., Series GMTN, 4.250%, 9/22/2011, (EUR)	6,459,904
450,000		CIT Group, Inc., Series GMTN, 5.000%, 2/13/2014	323,138
1,450,000		CIT Group, Inc., Series MTN, 4.250%, 3/17/2015, (EUR)	1,542,060
21,120,000		General Electric Capital Corp., 6.500%, 9/28/2015, (NZD)	13,852,593
4,200,000		General Electric Capital Corp., 6.625%, 2/04/2010, (NZD)	3,100,834
6,200,000		General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	4,364,507
13,400,000		General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	9,611,569
12,325,000		General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016, (NZD)	8,080,774
2,055,000		GMAC LLC, 4.750%, 9/14/2009, (EUR)	2,685,462
1,345,000		GMAC LLC, 6.000%, 12/15/2011	925,552
1,310,000		GMAC LLC, 6.625%, 5/15/2012	898,682
1,670,000		GMAC LLC, 6.750%, 12/01/2014	1,102,943
1,500,000		GMAC LLC, 6.875%, 9/15/2011	1,077,858
400,000		GMAC LLC, 6.875%, 8/28/2012	273,911
1,210,000		GMAC LLC, 7.000%, 2/01/2012	841,079
2,335,000		GMAC LLC, 8.000%, 11/01/2031	1,519,100
5,045,000		GMAC LLC, Series EMTN, 5.375%, 6/06/2011, (EUR)	5,242,450
380,000		GMAC LLC, Series EMTN, 5.750%, 9/27/2010, (EUR)	436,753
5,225,000		iStar Financial, Inc., 5.150%, 3/01/2012	4,310,625
1,000,000		iStar Financial, Inc., 5.375%, 4/15/2010 (c)	900,000
310,000		iStar Financial, Inc., 5.500%, 6/15/2012	254,200
3,700,000		iStar Financial, Inc., 5.650%, 9/15/2011	3,163,500
765,000		iStar Financial, Inc., 5.800%, 3/15/2011	650,250
385,000		iStar Financial, Inc., 5.850%, 3/15/2017	304,631

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Non-Captive Diversified – continued
$1,605,000	iStar Financial, Inc., 5.875%, 3/15/2016	$1,264,459
745,000	iStar Financial, Inc., 6.050%, 4/15/2015	596,000
535,000	iStar Financial, Inc., 8.625%, 6/01/2013	489,525
335,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	286,425
254,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	213,360
5,680,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	4,657,600
575,000	Prologis, 5.625%, 11/15/2015	540,207
470,000	Prologis, 5.750%, 4/01/2016 (c)	442,644
745,000	Simon Property Group LP, 5.750%, 12/01/2015	723,037

		177,263,014

	Oil Field Services – 0.1%
600,000	Transocean Sedco Forex, Inc., 7.375%, 4/15/2018	653,472
3,840,000	Weatherford International Ltd., 6.500%, 8/01/2036	3,757,367

		4,410,839

	Paper – 2.3%
1,395,000	Bowater, Inc., 6.500%, 6/15/2013	878,850
575,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	480,125
2,460,000	Georgia-Pacific Corp., 7.375%, 12/01/2025 (c)	2,078,700
285,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	250,800
1,340,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	1,239,500
2,280,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,109,000
750,000	International Paper Co., 4.000%, 4/01/2010	726,094
300,000	International Paper Co., 5.250%, 4/01/2016	256,441
989,000	International Paper Co., 5.500%, 1/15/2014	908,803
74,330,000	International Paper Co., 7.950%, 6/15/2018	73,916,279
22,860,000	Weyerhaeuser Co., 6.875%, 12/15/2033	21,225,076

		104,069,668

	Pharmaceuticals – 1.2%
20,830,000	Astrazeneca PLC, 6.450%, 9/15/2037	21,205,919
28,670,000	Johnson & Johnson, 5.950%, 8/15/2037	29,763,875
500,000	Schering-Plough Corp., 5.550%, 12/01/2013	503,312

		51,473,106

	Pipelines – 5.5%
1,174,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	1,149,938
125,000	Colorado Interstate Gas Co., 6.800%, 11/15/2015	127,682
2,010,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,832,406
2,470,000	El Paso Corp., 6.950%, 6/01/2028	2,274,875
540,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	522,954
1,605,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,493,929
9,455,000	Enterprise Products Operating LP, 6.300%, 9/15/2017	9,388,890
4,390,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	3,808,795
82,600,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	80,473,298
310,000	Kinder Morgan Finance, 5.700%, 1/05/2016	275,900
320,000	Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	282,400
31,430,000	NGPL Pipeco LLC, 7.119%, 12/15/2017, 144A	32,123,377
4,665,000	ONEOK Partners LP, 6.650%, 10/01/2036	4,446,347
10,115,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	9,580,817
48,630,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	48,531,086
2,130,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,093,247
16,025,000	Plains All American Pipeline LP, 6.500%, 5/01/2018, 144A	15,965,227
4,595,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,285,233
4,215,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,026,737
2,415,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	2,355,246
20,000,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	19,878,000

		244,916,384

	Property & Casualty Insurance – 1.1%
3,460,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	3,359,075
12,652,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	12,543,914
10,125,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	8,495,432
15,875,000	Travelers Cos., Inc. (The), 6.250%, 6/15/2037	14,756,670
2,830,000	Travelers Property Casualty Corp., 6.375%, 3/15/2033	2,702,924
675,000	White Mountains RE Group, 6.375%, 3/20/2017, 144A	603,964
4,830,000	Willis North America, Inc., 6.200%, 3/28/2017 (c)	4,268,005

		46,729,984

	Railroads – 1.1%
1,530,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	1,234,649

6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount		Description	Value (†)
		Railroads – continued
$15,830,000		Canadian Pacific Railway Co., 5.950%, 5/15/2037	$13,134,784
5,000,000		Canadian Pacific Railway Ltd., 4.900%, 6/15/2010, (CAD), 144A	4,902,030
10,105,000		CSX Corp., 6.000%, 10/01/2036 (c)	8,756,316
18,555,000		CSX Corp., 6.250%, 3/15/2018	17,861,878
195,000		Missouri Pacific Railroad Co., 4.750%, 1/01/2020	156,000
243,000		Missouri Pacific Railroad Co., 4.750%, 1/01/2030	199,260
1,738,000		Missouri Pacific Railroad Co., 5.000%, 1/01/2045	1,077,560
1,700,000		Union Pacific Corp., 5.375%, 6/01/2033	1,457,568

			48,780,045

		REITs – 1.5%
12,015,000		Camden Property Trust, 5.700%, 5/15/2017	10,507,598
4,000,000		Colonial Realty LP, 4.800%, 4/01/2011	3,773,180
625,000		Colonial Realty LP, 5.500%, 10/01/2015	550,094
525,000		Colonial Realty LP, 6.050%, 9/01/2016	459,648
4,230,000		Duke Realty LP, 5.950%, 2/15/2017	3,906,743
20,000,000		Duke Realty LP, 6.500%, 1/15/2018	19,044,540
5,000,000		Equity One, Inc., 6.000%, 9/15/2017	4,393,230
1,010,000		ERP Operating LP, 5.125%, 3/15/2016	910,780
2,420,000		ERP Operating LP, 5.750%, 6/15/2017	2,233,742
10,500,000		First Industrial LP, 5.950%, 5/15/2017	9,225,520
3,500,000		Highwoods Properties, Inc., 5.850%, 3/15/2017	3,022,758
2,195,000		Highwoods Properties, Inc., 7.500%, 4/15/2018	2,085,592
7,075,000		Realty Income Corp., 6.750%, 8/15/2019	6,663,568

			66,776,993

		Restaurants – 0.0%
1,000,000		McDonald’s Corp., 3.628%, 10/10/2010, (SGD)	743,968

		Retailers – 3.2%
50,000		Home Depot, Inc., 5.400%, 3/01/2016	45,913
31,427,000		Home Depot, Inc., 5.875%, 12/16/2036	25,673,533
8,170,000		J.C. Penney Corp., Inc., 5.750%, 2/15/2018	7,289,462
15,655,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	13,074,962
12,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	11,867
7,385,000		J.C. Penney Corp., Inc., 7.400%, 4/01/2037	6,630,733
8,845,000		J.C. Penney Corp., Inc., 7.625%, 3/01/2097	7,227,444
7,575,000		Lowes Cos., Inc., 6.650%, 9/15/2037	7,383,762
17,730,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	13,655,327
6,715,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	5,505,239
6,730,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	5,687,267
8,240,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,617,221
2,078,000		Target Corp., 6.500%, 10/15/2037	1,998,984
37,872,000		Target Corp., 7.000%, 1/15/2038	38,829,934

			140,631,648

		Sovereigns – 13.8%
133,990,000		Canadian Government, 3.750%, 6/01/2012, (CAD)	132,888,856
4,250,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	4,262,545
26,235,000		Canadian Government, 4.250%, 9/01/2008, (CAD)	25,786,301
5,600,000		Canadian Government, 4.250%, 12/01/2008, (CAD)	5,520,369
38,265,000		Canadian Government, 4.250%, 9/01/2009, (CAD)	37,948,658
275,170,000		Canadian Government, 5.250%, 6/01/2012, (CAD)	287,629,154
9,600,000		Canadian Government, 5.500%, 6/01/2010, (CAD)	9,802,883
3,430,000		Canadian Government, 5.750%, 6/01/2033, (CAD)	4,217,820
4,200,900	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	36,379,205
770,000	(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	7,501,548
29,165,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	27,752,007
15,145,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	13,887,822
325,000		Republic of Brazil, 8.875%, 4/15/2024 (c)	413,562
24,705,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	13,022,098
250,000		Republic of Brazil, 11.000%, 8/17/2040	330,625
6,285,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	3,812,714

			611,156,167

		Supermarkets – 0.4%
1,000,000		Albertson’s, Inc., 6.625%, 6/01/2028	857,640
1,900,000		Albertson’s, Inc., 7.450%, 8/01/2029	1,797,324
3,340,000		Kroger Co., 6.400%, 8/15/2017	3,406,656

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Supermarkets – continued
$11,100,000	Safeway, Inc., 6.350%, 8/15/2017	$11,423,776

		17,485,396

	Supranational – 1.8%
80,900,000	Eurofima, Series EMTN, 10.000%, 11/03/2008, (ISK)	1,020,322
90,000,000	Eurofima, Series EMTN, 11.000%, 2/05/2010, (ISK)	1,152,116
15,500,000	European Investment Bank, 4.600%, 1/30/2037, (CAD), 144A	14,635,545
113,651,400,000	European Investment Bank, Series EMTN, Zero Coupon, 4/24/2013, (IDR), 144A	7,066,849
22,000,000	Inter-American Development Bank, Series EMTN, Zero Coupon, 5/11/2009, (BRL)	12,389,495
331,380,000,000	Inter-American Development Bank, Series EMTN, Zero Coupon, 5/20/2013, (IDR)	20,691,482
13,265,000	Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017, (NZD)	9,300,446
429,100,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	5,464,585
643,900,000	Nordic Investment Bank, 13.000%, 9/12/2008, (ISK)	8,169,020
26,200,000	Nordic Investment Bank, Series EMTN, 11.250%, 4/16/2009, (ISK)	331,847

		80,221,707

	Technology – 4.9%
8,895,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	8,664,015
2,035,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	2,078,358
2,000,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,006,236
9,000,000	Avnet, Inc., 5.875%, 3/15/2014	8,666,199
6,230,000	Avnet, Inc., 6.000%, 9/01/2015	6,039,443
1,540,000	Avnet, Inc., 6.625%, 9/15/2016	1,539,319
260,000	Corning, Inc., 6.850%, 3/01/2029	254,352
6,650,000	Corning, Inc., 7.250%, 8/15/2036	6,745,554
56,440,000	Dun & Bradstreet Corp., 6.000%, 4/01/2013	56,227,052
8,915,000	Equifax, Inc., 7.000%, 7/01/2037	8,204,697
1,660,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016 (c)	1,265,750
2,965,000	Intuit, Inc., 5.750%, 3/15/2017	2,784,927
55,000,000	KLA-Tencor Corp., 6.900%, 5/01/2018	53,920,130
38,725,000	Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038	39,980,426
4,700,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	3,595,500
4,680,000	Motorola, Inc., 5.220%, 10/01/2097	2,603,484
1,000,000	Motorola, Inc., 6.500%, 9/01/2025	746,710
4,150,000	Motorola, Inc., 6.500%, 11/15/2028	3,241,826
6,145,000	Motorola, Inc., 6.625%, 11/15/2037	4,834,308
1,625,000	Motorola, Inc., 8.000%, 11/01/2011 (c)	1,659,442
2,920,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	3,145,792

		218,203,520

	Textile – 0.3%
25,000	Kellwood Co., 7.625%, 10/15/2017 (d)	16,125
15,228,000	VF Corp., 6.450%, 11/01/2037	14,405,277

		14,421,402

	Tobacco – 0.2%
8,305,000	Reynolds American, Inc., 6.750%, 6/15/2017	8,261,722
2,035,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,002,715

		10,264,437

	Transportation Services – 0.8%
8,390,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	7,497,304
2,310,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	1,891,846
31,995,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	26,612,833

		36,001,983

	Treasuries – 6.4%
279,500,000	U.S. Treasury Notes, 4.250%, 11/15/2017 (c)	285,504,778

	Wireless – 0.9%
1,000,000	America Movil SAB de CV, 4.125%, 3/01/2009	1,001,670
1,700,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	1,411,000
635,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	536,575
14,820,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	11,893,050
9,397,000	Sprint Capital Corp., 6.875%, 11/15/2028	7,823,002
2,375,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,084,063
93,000	Sprint Nextel Corp., 6.000%, 12/01/2016	79,980
5,345,000	Vodafone Group PLC, 5.000%, 9/15/2015	5,057,236
12,805,000	Vodafone Group PLC, 6.150%, 2/27/2037	11,710,390

		41,596,966

	Wirelines – 2.6%
19,610,000	AT&T Corp., 6.500%, 3/15/2029	18,619,617

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Wirelines – continued
$1,205,000	AT&T, Inc., 6.150%, 9/15/2034	$1,125,918
14,830,000	AT&T, Inc., 6.500%, 9/01/2037	14,352,756
1,590,000	Bell Canada, 5.000%, 2/15/2017, (CAD)	1,266,168
415,000	Bell Canada, 7.300%, 2/23/2032, (CAD)	353,472
3,250,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	2,435,731
8,125,000	BellSouth Corp., 6.000%, 11/15/2034	7,440,574
350,000	GTE Corp., 6.940%, 4/15/2028	346,499
1,625,000	Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030	1,868,144
65,000	Level 3 Financing, Inc., 8.750%, 2/15/2017 (c)	55,900
560,000	Level 3 Financing, Inc., 9.250%, 11/01/2014 (c)	509,600
620,000	New England Telephone & Telegraph, 7.875%, 11/15/2029	662,889
1,735,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,422,700
2,955,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028 (c)	2,364,000
4,465,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	3,851,062
1,140,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	971,850
340,000	Qwest Corp., 6.500%, 6/01/2017	303,450
8,275,000	Qwest Corp., 6.875%, 9/15/2033	6,826,875
890,000	Qwest Corp., 7.200%, 11/10/2026	747,600
1,050,000	Qwest Corp., 7.250%, 9/15/2025	929,250
4,295,000	Qwest Corp., 7.250%, 10/15/2035	3,607,800
2,470,000	Qwest Corp., 7.500%, 6/15/2023	2,198,300
2,905,000	Telecom Italia Capital, 6.000%, 9/30/2034	2,486,143
2,850,000	Telecom Italia Capital, 6.375%, 11/15/2033	2,537,267
10,520,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	10,796,150
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,134,581
14,445,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	13,145,984
7,175,000	Verizon Communications, 5.850%, 9/15/2035	6,323,937
5,674,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	4,381,503
1,330,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	1,351,061

		114,416,781

	Total Non-Convertible Bonds (Identified Cost $4,298,703,195)	4,214,202,960

Convertible Bonds – 0.7%
	Independent Energy – 0.1%
$500,000	Devon Energy Corp., 4.900%, 8/15/2008	928,750
1,750,000	Devon Energy Corp., 4.950%, 8/15/2008	3,250,625

		4,179,375

	Media Non-Cable – 0.0%
540,568	Liberty Media LLC, 3.500%, 1/15/2031	309,475

	Non-Captive Consumer – 0.1%
810,000	Countrywide Financial Corp., Series A, Zero Coupon, 4/15/2037	780,637
2,260,000	Countrywide Financial Corp., Series B, 0.426%, 5/15/2037 (b)	2,115,925

		2,896,562

	Non-Captive Diversified – 0.2%
9,920,000	iStar Financial, Inc., 3.291%, 10/01/2012 (b)(c)	7,737,600

	Pharmaceuticals – 0.1%
3,997,000	Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013 (c)	6,295,275
360,000	Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023	342,900

		6,638,175

	Technology – 0.0%
710,000	Avnet, Inc., 2.000%, 3/15/2034	733,963

	Wireless – 0.1%
5,200,000	NII Holdings, Inc., 3.125%, 6/15/2012	4,381,000

	Wirelines – 0.1%
2,735,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	2,218,769
230,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	208,438
275,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	261,937
3,760,000	Level 3 Communications, Inc., 6.000%, 3/15/2010 (c)	3,496,800

		6,185,944

	Total Convertible Bonds (Identified Cost $31,286,861)	33,062,094

Municipals – 0.9%
	Alabama – 0.0%
1,025,000	Alabama Public School & College Authority ( Capital Improvement), 4.500%, 12/01/2026	991,298

	California – 0.3%
1,075,000	San Diego Unified School District (Election 1998), 4.500%, 7/01/2029, Series F-1, (FSA insured)	997,460
480,000	San Jose California Redevelpoment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C, (MBIA insured)	388,243

9

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	California – continued
$1,305,000	San Jose Redevelopment Agency Tax Allocation (Merged Area), 3.750%, 8/01/2028, Series C, (MBIA insured)	$1,063,288
1,620,000	State of California, 4.500%, 8/01/2027, (AMBAC insured)	1,532,520
4,515,000	State of California, 4.500%, 10/01/2029	4,155,967
1,315,000	State of California, 4.500%, 8/01/2030, (AMBAC insured)	1,203,370
1,135,000	State of California, 4.500%, 8/01/2030	1,040,227
840,000	State of California (Various Purpose), 3.250%, 12/01/2027, (MBIA insured)	641,206
3,965,000	State of California (Various Purpose), 4.500%, 12/01/2033, (AMBAC insured)	3,566,280
280,000	University of California Regents Medical Center, 4.750%, 5/15/2031, Series A, (MBIA insured)	267,935

		14,856,496

	District Of Columbia – 0.0%
1,025,000	District of Columbia, 4.750%, 6/01/2036, Series A, (FGIC insured)	960,282

	Florida – 0.1%
1,025,000	Florida State Turnpike Authority (Department of Transportation), 3.500%, 7/01/2027, Series A, (MBIA insured)	827,329
1,625,000	Jea, Florida Water & Sewer Systems Revenue, 4.750%, 10/01/2041, Series B, (MBIA insured)	1,521,942

		2,349,271

	Illinois – 0.1%
1,770,000	Chicago Board of Education, 4.750%, 12/01/2031, Series B, (FSA insured)	1,735,609
540,000	Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A, (FSA insured)	484,466

		2,220,075

	Louisiana – 0.0%
1,025,000	State of Louisiana, 3.250%, 5/01/2026, Series C, (FSA insured)	813,163

	Massachusetts – 0.0%
1,025,000	Massachusetts School Building Authority, 4.750%, 8/15/2032, Series A, (AMBAC insured)	1,001,917

	Michigan – 0.1%
620,000	Grosse Pointe Public School System, 3.000%, 5/01/2027, (FGIC insured)	452,811
2,665,000	Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034	2,440,021

		2,892,832

	Nebraska – 0.1%
2,560,000	Omaha Public Power District, 4.500%, 2/01/2034, Series AA, (FGIC insured)	2,315,110

	Ohio – 0.1%
6,570,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	5,482,139

	Texas – 0.1%
2,920,000	Harris County, TX, 4.500%, 10/01/2031, Series B	2,758,787

	Wisconsin – 0.0%
700,000	Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2026, (FSA insured)	586,075
755,000	Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2029, (FSA insured)	608,319
260,000	Wisconsin Housing & Economic Development Authority, 4.900%, 11/01/2035, Series E	246,854

		1,441,248

	Total Municipals (Identified Cost $38,597,760)	38,082,618

	Total Bonds and Notes (Identified Cost $4,368,587, 816)	4,285,347,672

Shares/ Principal Amount
Short-Term Investments – 8.8% of Net Assets
$324,132,504	State Street Navigator Securities Lending Prime Portfolio(e)	324,132,504
68,273,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation,, dated 6/30/08 at 1.300% to be repurchased at $68,275,465 on 7/01/08 collateralized by $9,735,000 Federal Farm Credit Bank, 5.850% due 3/16/2016 valued at $10,075,725; $50,000,000 Federal Home Loan Mortgage Corp., 5.750% due 6/27/2016 valued at $50,500,000; $8,445,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/2017 valued at $9,067,819 including accrued interest(f)	68,273,000

	Total Short-Term Investments (Identified Cost $392,405,504)	392,405,504

	Total Investments - 105.4% (Identified Cost $4,760,993,320)(a)	4,677,753,176
	Other assets less liabilities — (5.4)%	(240,379,492)

	Net Assets — 100.0%	$4,437,373,684

10

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $4,762,644,723 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$73,364,943
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(158,256,490)

Net unrealized depreciation	$(84,891,547)

At September 30, 2007, the Fund had capital loss carryforward of approximately $1,968,385 of which $215,200 expires on September 30, 2014 and $1,753,185 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $319,082,025 and $324,132,504, respectively.

(d)	Illiquid Security. At June 30, 2008, the value of these securities amounted to $2,569,330 or 0.1% of net assets.

(e)	Represents investment of securities lending collateral.

(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

11

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $444,825,321 or 10.0% of net assets.

ABS	Asset-Back Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guarantee Insurance Company
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Iceland Krona
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thailand Baht

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at June 30, 2008 (Unaudited)

Sovereigns	13.8%
Treasuries	6.4
Electric	6.0
Pipelines	5.5
Technology	4.9
Non-Captive Diversified	4.2
Brokerage	4.0
Healthcare	3.6
Non-Captive Consumer	3.3
Retailers	3.2
Media Cable	3.0
Banking	2.7
Wirelines	2.7
Paper	2.3
Independent Energy	2.2
Chemicals	2.1
Other Investments, less than 2% each	26.7
Short-Term Investments	8.8

Total Investments	105.4
Other assets less liabilities	(5.4)

Net Assets	100.0%

Currency Exposure at June 30, 2008 as a Percentage of Net Assets (Unaudited)

United States Dollar	83.3%
Canadian Dollar	13.3
Other Investments, less than 2% each	8.8

Total Investments	105.4
Other assets less than liabilities	(5.4)

Net Assets	100.0%

12

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes — 98.9% of Net Assets
	ABS Credit Card — 3.4%
$1,150,000	Capital One Multi-Asset Execution Trust, Series 2008-A6, Class A6, 3.571%, 3/17/2014(b)	$1,159,842
2,000,000	Citibank Credit Card Issuance Trust, Series 2008-A3, Class A3, 3.361%, 5/18/2011(b)	2,008,800
600,000	Discover Card Master Trust, Series 2008-A3, Class A3, 5.100%, 10/15/2013	604,246

		3,772,888

	Agency — 3.8%
4,200,000	Federal Home Loan Bank, 3.625%, 11/14/2008	4,216,027

	Asset-Backed Securities — 5.3%
666,005	Americredit Automobiles Receivables Trust, Series 2007-DF, Class A2A, 5.660%, 1/06/2011	668,967
493,595	Americredit Prime Automobile, Series 2007-2M, Class A2B, 2.828%, 11/08/2010(b)	489,837
731,938	CNH Equipment Trust, Series 2007-B, Class A2A, 5.460%, 6/15/2010	737,421
1,035,000	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	800,640
1,814,933	Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	1,639,626
169,929	Residential Funding Mortgage Securities II, Series 2004-HI3, Class A4, 4.630%, 1/25/2020	164,195
660,000	Residential Funding Mortgage Securities II, Series 2005-HI3, Class A4, 5.490%, 9/25/2035	488,194
853,476	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028	805,663

		5,794,543

	Automotive — 1.8%
380,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A2, 3.770%, 9/20/2010	380,695
425,000	Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012	426,683
1,200,000	USAA Auto Owner Trust, 4.270%, 10/15/2010	1,206,448

		2,013,826

	Collateralized Mortgage Obligation — 0.1%
159,998	Federal Home Loan Mortgage Corporation, Series 3145, Class KA, 5.000%, 8/15/2024	162,022

	Hybrid ARMs — 2.3%
816,100	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.937%, 1/25/2037(b)	813,331
1,865,357	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.589%, 7/25/2035(b)	1,709,680

		2,523,011

	Mortgage Backed Securities — 2.7%
1,400,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)	1,369,274
1,560,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	1,546,983

		2,916,257

	Mortgage Related — 71.9%
782,178	FHLMC, 4.500%, 5/01/2034	727,930
8,491,647	FHLMC, 5.000%, with various maturities from 2019 to 2030(c)	8,454,333
2,287,921	FHLMC, 5.500%, 12/01/2034	2,262,540
5,319,949	FHLMC, 6.000%, with various maturities from 2019 to 2021(c)	5,451,874
9,135,857	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	9,482,329
222,416	FHLMC, 7.000%, 2/01/2016	233,642
31,751	FHLMC, 7.500%, with various maturities from 2012 to 2026(c)	33,208
16,130	FHLMC, 8.000%, with various maturities from 2010 to 2015(c)	17,114
5,560	FHLMC, 10.000%, 7/01/2019	6,297
201,415	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	219,606
12,045,117	FNMA, 4.000%, with various maturities from 2018 to 2019(c)	11,434,714
2,507,791	FNMA, 4.500%, with various maturities from 2019 to 2035(c)	2,376,637
1,895,333	FNMA, 5.000%, 6/01/2035	1,823,111
4,205,086	FNMA, 5.500%, with various maturities from 2017 to 2036(c)	4,181,095
18,613,863	FNMA, 6.000%, with various maturities from 2017 to 2034(c)	19,090,189
3,100,644	FNMA, 6.045%, 2/01/2037(b)	3,172,203

1

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (CONTINUED)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,330,177	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	$6,536,997
600,000	FNMA, 6.625%, 9/15/2009(d)	626,042
282,462	FNMA, 7.000%, 12/01/2022	299,205
512,235	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	546,730
82,361	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	86,906
117,549	GNMA, 6.000%, 12/15/2031	119,909
442,502	GNMA, 6.500%, 5/15/2031	459,466
325,681	GNMA, 7.000%, 10/15/2028	347,277
5,040	GNMA, 9.000%, with various maturities from 2008 to 2009(c)	5,098
2,595	GNMA, 9.500%, 8/15/2009	2,672
7,280	GNMA, 12.500%, with various maturities from 2014 to 2015(c)	8,404
71,298	GNMA, 16.000%, with various maturities from 2011 to 2012(c)	81,544
30,049	GNMA, 17.000%, with various maturities in 2011(c)	34,591
985,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	982,977

		79,104,640

	Treasuries — 7.6%
4,285,000	U.S. Treasury Notes, 4.250%, 11/15/2017(d)	4,377,059
640,000	U.S. Treasury Notes, 4.500%, 11/30/2011(d)	669,550
360,000	U.S. Treasury Notes, 3.625%, 12/31/2012(d)	365,484
3,015,000	U.S. Treasury STRIPS, Zero Coupon, 11/15/2009	2,911,574

		8,323,667

	Total Bonds and Notes (Identified Cost $109,820,462)	108,826,881

Shares/ Principal Amount
Short-Term Investments — 3.4%
$3,000,385	State Street Navigator Securities Lending Prime Portfolio(e)	3,000,385
693,442	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300% to be repurchased at $693,467 on 7/01/2008, collateralized by $685,000 Federal Farm Credit Bank, 5.850% due 3/16/2016 valued at $708,975 including accrued interest(f)	693,442

	Total Short-Term Investments (Identified Cost $3,693,827)	3,693,827

	Total Investments — 102.3% (Identified Cost $113,514,289)(a)	112,520,708
	Other assets less liabilities—(2.3)%	(2,489,216)

	Net Assets — 100%	$110,031,492

2

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $113,585,251 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$413,843
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,478,386)

Net unrealized depreciation	$(1,064,543)

At September 30, 2007, the Fund had a capital loss carryover of approximately $16,683,265 of which $4,165,768 expires on September 30, 2008, $4,128,091 expires on September 30, 2009, $663,109 expires on September 30, 2010, $425,323 expires on September 30, 2011, $193,904 expires on September 30, 2012, $2,770,324 expires on September 30, 2014 and $4,336,746 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations. The Fund also had deferred net capital losses (post – October 2006) of $368,090.

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.

(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

3

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(d)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $2,949,779 and $3,000,385, respectively.

(e)	Represents investment of securities lending collateral.

(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ARM	Adjustable Rate Mortgage
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
STRIPS	Separate Trading of Registered Interest and Principal of Securities

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at June 30, 2008 (Unaudited)

Mortgage Related	71.9%
Treasuries	7.6
Asset-Backed Securities	5.3
Agency	3.8
ABS Credit Card	3.4
Mortgage Backed Securities	2.7
Hybrid ARMs	2.3
Other Investments, less than 2% each	1.9
Short-Term Investments	3.4

Total Investments	102.3
Other assets less liabilities	(2.3)

Net Assets	100.0%

4

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 99.8% of Net Assets
	Aerospace & Defense – 2.7%
3,590	Boeing Co.	$235,935
3,331	Lockheed Martin Corp.	328,636
1,596	Precision Castparts Corp.	153,807

		718,378

	Biotechnology – 3.1%
4,237	Celgene Corp.(b)	270,617
4,009	Genzyme Corp.(b)	288,728
4,865	Gilead Sciences, Inc.(b)	257,602

		816,947

	Capital Markets – 2.8%
2,126	Goldman Sachs Group, Inc.	371,837
5,748	State Street Corp.	367,815

		739,652

	Chemicals – 1.9%
2,551	Monsanto Co.	322,548
756	Potash Corp. of Saskatchewan, Inc.	172,799

		495,347

	Commercial Banks – 2.4%
6,718	PNC Financial Services Group, Inc.(c)	383,598
10,976	Wells Fargo & Co.	260,680

		644,278

	Communications Equipment – 5.1%
21,819	Cisco Systems, Inc.(b)	507,510
11,244	Corning, Inc.	259,174
2,820	Harris Corp.(c)	142,382
6,130	QUALCOMM, Inc.	271,988
1,465	Research In Motion Ltd.(b)	171,259

		1,352,313

	Computers & Peripherals – 7.0%
4,006	Apple, Inc.(b)	670,765
15,136	Dell, Inc.(b)(c)	331,176
19,435	Hewlett-Packard Co.	859,221

		1,861,162

	Consumer Finance – 0.9%
6,456	American Express Co.	243,198

	Containers & Packaging – 1.1%
5,471	Owens-Illinois, Inc.(b)	228,086
3,402	Pactiv Corp.(b)(c)	72,224

		300,310

	Diversified Financial Services – 2.9%
13,226	Bank of America Corp.(c)	315,705
13,743	JPMorgan Chase & Co.	471,522

		787,227

	Diversified Telecommunication Services – 3.2%
21,528	AT&T, Inc.	725,278
3,837	Verizon Communications, Inc.	135,830

		861,108

	Electric Utilities – 3.4%
2,923	Exelon Corp.	262,953
5,402	FirstEnergy Corp.	444,747
2,959	FPL Group, Inc.(c)	194,051

		901,751

	Electrical Equipment – 1.0%
5,438	Emerson Electric Co.	268,909

	Energy Equipment & Services – 4.1%
9,108	Halliburton Co.(c)	483,362
5,773	Nabors Industries Ltd.(b)(c)	284,205
3,126	Schlumberger Ltd.	335,826

		1,103,393

	Food & Staples Retailing – 7.3%
10,344	Costco Wholesale Corp.(c)	725,528
18,758	Kroger Co. (The)	541,544
12,007	Wal-Mart Stores, Inc.	674,793

		1,941,865

	Health Care Equipment & Supplies – 4.0%
4,624	Baxter International, Inc.	295,658
2,034	Becton, Dickinson & Co.	165,364
2,037	C.R. Bard, Inc.	179,154
9,131	Covidien Ltd.	437,284

		1,077,460

	Health Care Providers & Services – 0.9%
5,212	Medco Health Solutions, Inc.(b)(c)	246,006

	Household Products – 3.2%
13,885	Procter & Gamble Co. (The)	844,347

	Insurance – 6.0%
5,597	ACE Ltd.(c)	308,339
3,650	Aflac, Inc.	229,220
10,069	Chubb Corp. (The)(c)	493,482
10,742	Metlife, Inc.	566,855

		1,597,896

	Internet & Catalog Retail – 1.7%
3,860	Priceline.com, Inc.(b)(c)	445,676

	Internet Software & Services – 0.9%
6,618	Akamai Technologies, Inc.(b)(c)	230,240

	Machinery – 5.4%
7,353	Danaher Corp.(c)	568,387
4,229	Deere & Co.(c)	305,038
1,641	Eaton Corp.	139,436
1,521	Flowserve Corp.	207,920
1,597	SPX Corp.	210,373

		1,431,154

	Media – 3.8%
15,839	DIRECTV Group, Inc. (The)(b)(c)	410,388
17,219	News Corp., Class A	258,974
11,305	Walt Disney Co. (The)(c)	352,716

		1,022,078

	Metals & Mining – 0.8%
5,851	Steel Dynamics, Inc.(c)	228,599

	Multi-Utilities & Unregulated Power – 0.7%
4,277	Public Service Enterprise Group, Inc.(c)	196,443

	Oil, Gas & Consumable Fuels – 11.0%
6,212	Chevron Corp.	615,796
4,293	ConocoPhillips	405,216
1,287	Devon Energy Corp.	154,646
13,819	ExxonMobil Corp.	1,217,869
2,254	Occidental Petroleum Corp.	202,544
5,032	XTO Energy, Inc.(c)	344,742

		2,940,813

	Pharmaceuticals – 3.9%
6,631	Johnson & Johnson	426,639
8,721	Merck & Co., Inc.	328,694
5,771	Wyeth	276,777

		1,032,110

1

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Road & Rail – 2.3%
2,846	Burlington Northern Santa Fe Corp.(c)	$284,287
4,325	Union Pacific Corp.	326,537

		610,824

	Semiconductors & Semiconductor Equipment – 0.9%
3,719	MEMC Electronic Materials, Inc.(b)(c)	228,867

	Software – 2.6%
5,925	McAfee, Inc.(b)(c)	201,628
23,137	Oracle Corp.(b)	485,877

		687,505

	Specialty Retail – 2.1%
2,340	Autozone, Inc.(b)	283,163
8,556	Urban Outfitters, Inc.(b)(c)	266,862

		550,025

	Textiles, Apparel & Luxury Goods – 0.7%
2,752	VF Corp.(c)	195,887

	Total Common Stocks (Identified Cost $26,567,416)	26,601,768

Shares/ Principal Amount
Short-Term Investments – 25.5%
$6,664,917	State Street Navigator Securities Lending Prime Portfolio(d)	6,664,917
122,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300% to be repurchased at $122,004 on 7/1/2008 collateralized by $120,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/2017 valued at $128,850 including accrued interest(e)	122,000

	Total Short-Term Investments (Identified Cost $6,786,917)	6,786,917

	Total Investments - 125.2% (Identified Cost $33,354,333)(a)	33,388,685
	Other assets less liabilities — (25.3)%	(6,727,939)

	Net Assets — 100.0%	$26,660,746

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $33,354,333 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,686,300
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,651,948)

Net unrealized appreciation	$34,352

2

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(b)	Non-income producing security.

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $6,477,043 and $6,664,917, respectively.

(d)	Represents investment of securities lending collateral.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures

Net Asset Summary at June 30, 2008 (Unaudited)

Oil, Gas & Consumable Fuels	11.0%
Food & Staples Retailing	7.3
Computers & Peripherals	7.0
Insurance	6.0
Machinery	5.4
Communications Equipment	5.1
Energy Equipment & Services	4.1
Health Care Equipment & Supplies	4.0
Pharmaceuticals	3.9
Media	3.8
Electric Utilities	3.4
Diversified Telecommunication Services	3.2
Household Products	3.2
Biotechnology	3.1
Diversified Financial Services	2.9
Capital Markets	2.8
Aerospace & Defense	2.7
Software	2.6
Commercial Banks	2.4
Road & Rail	2.3
Specialty Retail	2.1
Other Investments, less than 2% each	11.5
Short-Term Investments	25.5

Total Investments	125.3
Other assets less liabilities	(25.3)

Net Assets	100.0%

3

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund

	Shares	Value (†)
COMMON STOCKS – 96.3% of Net Assets
Aerospace & Defense – 2.4%
Curtiss-Wright Corp.(b)	28,087	$1,256,612
Moog, Inc., Class A(b)(c)	23,174	863,000
Orbital Sciences Corp.(b)(c)	43,474	1,024,248

		3,143,860

Biotechnology – 3.6%
BioMarin Pharmaceutical, Inc.(b)(c)	25,839	748,814
Myriad Genetics, Inc.(b)(c)	13,815	628,859
Rigel Pharmaceuticals, Inc.(b)(c)	39,893	903,976
Third Wave Technologies(b)(c)	104,500	1,166,220
United Therapeutics Corp.(c)	11,643	1,138,103

		4,585,972

Capital Markets – 0.7%
Stifel Financial Corp.(c)	26,779	920,930

Commercial Banks – 1.5%
PrivateBankcorp, Inc.(b)	31,564	958,914
Westamerica Bancorporation(b)	18,579	977,070

		1,935,984

Commercial Services & Supplies – 8.2%
Clean Harbors, Inc.(b)(c)	20,147	1,431,646
FTI Consulting, Inc.(b)(c)	31,495	2,156,148
Geo Group, Inc. (The)(b)(c)	57,078	1,284,255
ICF International, Inc.(b)(c)	81,844	1,360,247
Innerworkings, Inc.(b)(c)	96,265	1,151,329
Team, Inc.(b)(c)	46,466	1,594,713
Waste Connections, Inc.(b)(c)	50,389	1,608,921

		10,587,259

Communications Equipment – 3.3%
Brocade Communications Systems, Inc.(b)(c)	171,726	1,415,022
DG FastChannel, Inc.(b)(c)	68,344	1,178,934
Foundry Networks, Inc.(b)(c)	90,034	1,064,202
Sonus Networks, Inc.(b)(c)	176,339	603,079

		4,261,237

Construction & Engineering – 1.7%
Northwest Pipe Co.(b)(c)	38,431	2,144,450

Diversified Consumer Services – 3.2%
American Public Education, Inc.(b)(c)	37,531	1,465,210
Capella Education Co.(b)(c)	22,907	1,366,402
DeVry, Inc.(b)	23,459	1,257,872

		4,089,484

Diversified Financial Services – 0.5%
Heckmann Corp.(c)	77,006	689,974

1

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Diversified Telecommunication Services – 1.1%
NTELOS Holdings Corp.(b)	56,441	$1,431,908

Electric Utilities – 1.0%
ITC Holdings Corp.(b)	26,124	1,335,198

Electrical Equipment – 0.9%
Woodward Governor Co.(b)	31,155	1,110,987

Electronic Equipment & Instruments – 1.1%
IPG Photonics Corp.(b)(c)	75,290	1,416,205

Energy Equipment & Services – 7.7%
Exterran Holdings, Inc.(b)(c)	19,431	1,389,122
Hornbeck Offshore Services, Inc.(b)(c)	23,885	1,349,741
IHS, Inc., Class A(b)(c)	23,954	1,667,199
Mitcham Industries, Inc.(c)	63,594	1,086,186
T-3 Energy Services, Inc.(c)	25,188	2,001,690
Tesco Corp.(b)(c)	37,766	1,206,624
Trico Marine Services, Inc.(b)(c)	33,441	1,217,921

		9,918,483

Food Products – 1.0%
Flowers Foods, Inc.(b)	45,442	1,287,826

Health Care Equipment & Supplies – 7.6%
Conceptus, Inc.(b)(c)	62,182	1,149,745
Insulet Corp.(b)(c)	58,491	920,063
Masimo Corp.(b)(c)	36,611	1,257,588
Natus Medical, Inc.(b)(c)	82,055	1,718,232
NuVasive, Inc.(b)(c)	36,634	1,636,075
Quidel Corp.(b)(c)	61,271	1,012,197
RTI Biologics, Inc.(c)	114,532	1,002,155
SonoSite, Inc.(c)	37,608	1,053,400

		9,749,455

Health Care Providers & Services – 6.5%
athenahealth, Inc.(c)	36,836	1,133,075
Bio-Reference Labs, Inc.(c)	29,233	652,188
CardioNet, Inc.(b)(c)	40,331	1,074,015
HealthExtras, Inc.(b)(c)	59,817	1,802,885
MWI Veterinary Supply, Inc.(b)(c)	33,848	1,120,707
Psychiatric Solutions, Inc.(b)(c)	36,081	1,365,305
Sun Healthcare Group, Inc.(b)(c)	86,148	1,153,522

		8,301,697

Health Care Technology – 1.5%
Phase Forward, Inc.(b)(c)	71,518	1,285,179
Trizetto Group(b)(c)	31,022	663,250

		1,948,429

Hotels, Restaurants & Leisure – 0.9%
Panera Bread Co., Class A(b)(c)	24,757	1,145,259

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Insurance – 2.5%
AmTrust Financial Services, Inc.(b)	66,449	$837,257
Arch Capital Group Ltd.(c)	21,763	1,443,322
eHealth, Inc.(b)(c)	52,284	923,336

		3,203,915

Internet Software & Services – 5.9%
Ariba, Inc.(b)(c)	136,296	2,004,914
Bankrate, Inc.(b)(c)	18,012	703,729
Constant Contact, Inc.(b)(c)	55,777	1,051,396
SkillSoft PLC, ADR(c)	121,667	1,099,870
VistaPrint Ltd.(b)(c)	42,124	1,127,238
Vocus, Inc.(b)(c)	49,929	1,606,216

		7,593,363

IT Services – 1.1%
Syntel, Inc.(b)	40,645	1,370,549

Life Sciences Tools & Services – 2.7%
Icon PLC, Sponsored ADR(c)	20,058	1,514,780
Luminex Corp.(c)	32,901	676,116
Parexel International Corp.(c)	48,423	1,274,009

		3,464,905

Machinery – 4.0%
ESCO Technologies, Inc.(b)(c)	26,143	1,226,630
Freightcar America, Inc.(b)	30,178	1,071,319
Kadant, Inc.(c)	48,652	1,099,535
Kaydon Corp.(b)	21,432	1,101,819
RBC Bearings, Inc.(b)(c)	18,428	614,021

		5,113,324

Media – 2.6%
Knology, Inc.(b)(c)	93,634	1,029,038
Morningstar, Inc.(b)(c)	20,744	1,494,190
RHI Entertainment, Inc.(c)	65,360	849,026

		3,372,254

Oil, Gas & Consumable Fuels – 5.9%
Arena Resources, Inc.(c)	26,324	1,390,434
Carrizo Oil & Gas, Inc.(c)	18,429	1,254,831
Foundation Coal Holdings, Inc.(b)	16,082	1,424,543
Goodrich Petroleum Corp.(b)(c)	12,929	1,072,073
Petroleum Development Corp.(b)(c)	18,366	1,221,155
Rex Energy Corp.(b)(c)	46,477	1,226,993

		7,590,029

Personal Products – 0.5%
Bare Escentuals, Inc.(b)(c)	35,706	668,773

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
REITs – 0.7%
BioMed Realty Trust, Inc.(b)	36,241	$888,992

Road & Rail – 0.7%
Kansas City Southern(b)(c)	19,853	873,333

Semiconductors & Semiconductor Equipment – 4.2%
ATMI, Inc.(b)(c)	46,762	1,305,595
Cavium Network, Inc.(b)(c)	61,972	1,301,412
Netlogic Microsystems, Inc.(b)(c)	46,723	1,551,204
Varian Semiconductor Equipment Associates, Inc.(b)(c)	35,055	1,220,615

		5,378,826

Software – 7.3%
Advent Software, Inc.(b)(c)	28,220	1,018,178
Blackbaud, Inc.(b)	58,152	1,244,453
Blackboard, Inc.(c)	38,506	1,472,084
Informatica Corp.(b)(c)	87,661	1,318,421
Solera Holdings, Inc.(c)	50,824	1,405,792
Tyler Technologies, Inc.(b)(c)	123,128	1,670,847
Ultimate Software Group, Inc.(b)(c)	35,315	1,258,273

		9,388,048

Specialty Retail – 1.8%
Aeropostale, Inc.(b)(c)	37,612	1,178,384
Gymboree Corp.(b)(c)	27,355	1,096,115

		2,274,499

Textiles, Apparel & Luxury Goods – 0.8%
True Religion Apparel, Inc.(b)(c)	40,373	1,075,940

Wireless Telecommunication Services – 1.2%
SBA Communications Corp., Class A(c)	41,983	1,511,808

TOTAL COMMON STOCKS (Identified Cost $119,837,930)		123,773,155

	Shares/ Principal Amount

SHORT-TERM INVESTMENTS – 31.4%
State Street Navigator Securities Lending Prime Portfolio(d)	$32,916,487	32,916,487
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08 at 1.300% to be repurchased at $7,520,272 on 7/01/08 collateralized by $7,145,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/17 valued at $7,671,944 including accrued interest(e)	7,520,000	7,520,000

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $40,436,487)		40,436,487

TOTAL INVESTMENTS – 127.7% (Identified Cost $160,274,417)(a)		$164,209,642
Other assets less liabilities—(27.7)%		(35,658,954)

NET ASSETS – 100.0%		$128,550,688

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $160,274,417 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,373,274
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,438,049)

Net unrealized appreciation	$3,935,225

At September 30, 2007, the Fund had a capital loss carryforward of approximately $198,807,284 of which $139,524,244 expires on September 30, 2010 and $59,283,040 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $31,757,003 and $32,916,487, respectively.

(c)	Non-income producing security.

(d)	Represents investment of securities lending collateral.

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

New Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Commercial Services & Supplies	8.2%
Energy Equipment & Services	7.7
Health Care Equipment & Supplies	7.6
Software	7.3
Health Care Providers & Services	6.5
Internet Software & Services	5.9
Oil, Gas & Consumable Fuels	5.9
Semiconductors & Semiconductor Equipment	4.2
Machinery	4.0
Biotechnology	3.6
Communications Equipment	3.3
Diversified Consumer Services	3.2
Life Sciences Tools & Services	2.7
Media	2.6
Insurance	2.5
Aerospace & Defense	2.4
Other Investments, less than 2% each	18.7
Short-Term Investments	31.4

Total Investments	127.7
Other assets less liabilities	(27.7)

Net Assets	100.0%

6

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.3% of Net Assets
Non-Convertible Bonds — 85.8%
	Australia — 2.5%
$119,520,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	$113,729,467
61,765,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	56,637,920
1,500,000	Qantas Airways Ltd., 144A, 5.125%, 6/20/2013	1,383,712
32,710,000	Qantas Airways Ltd., 144A, 6.050%, 4/15/2016	29,651,877
50,000,000	Queensland Treasury Corp., 144A, 7.125%, 9/18/2017, (NZD)	38,253,023
79,205,000	Queensland Treasury Corp. Series 11G, 6.000%, 6/14/2011, (AUD)	73,439,799

		313,095,798

	Bermuda — 0.1%
11,855,000	Weatherford International Ltd., 6.500%, 8/01/2036	11,599,892

	Brazil — 1.6%
9,922,000	Republic of Brazil, 8.250%, 1/20/2034	12,199,099
6,000,000	Republic of Brazil, 8.875%, 4/15/2024(b)	7,635,000
56,700,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	29,886,782
140,235,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)(b)	87,031,253
107,840,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)(b)	65,419,749

		202,171,883

	Canada — 9.0%
250,000	Abitibi-Consolidated, Inc., 6.000%, 6/20/2013	112,500
8,125,000	Abitibi-Consolidated, Inc., 7.400%, 4/01/2018	3,046,875
12,310,000	Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	4,554,700
2,960,000	Abitibi-Consolidated, Inc., 8.500%, 8/01/2029	1,095,200
39,846,000	Abitibi-Consolidated, Inc., 8.850%, 8/01/2030(b)	14,942,250
9,785,000	Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015	9,295,750
750,000	Avenor, Inc., 10.850%, 11/30/2014, (CAD)	441,064
4,370,000	Bell Canada, 144A, 6.550%, 5/01/2029, (CAD)	3,437,030
5,925,000	Bell Canada, (MTN), 5.000%, 2/15/2017, (CAD)	4,718,269
8,445,000	Bell Canada, (MTN), 7.300%, 2/23/2032, (CAD)	7,192,950
33,640,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	25,211,690
1,950,000	Bombardier, Inc., 144A, 6.300%, 5/01/2014	1,862,250
2,795,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	2,599,238
15,600,000	Bombardier, Inc., 144A, 7.450%, 5/01/2034	14,898,000
121,095,000	Canada Housing Trust, 4.100%, 12/15/2008, (CAD)	119,336,231
28,000,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	27,769,893
14,525,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	14,567,876
137,895,000	Canadian Government, 4.250%, 9/01/2008, (CAD)	135,536,572
436,930,000	Canadian Government, 4.250%, 12/01/2008, (CAD)	430,716,913
21,565,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	21,386,719
62,140,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	64,953,576
35,580,000	Canadian Government, 5.750%, 6/01/2033, (CAD)	43,752,199
2,700,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	2,178,792
18,680,000	Canadian Pacific Railway Co., 5.950%, 5/15/2037	15,499,543
6,067,000	CIT Group Funding Co., Canada, 5.200%, 6/01/2015	4,178,865
15,054,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	15,881,970
335,000	GMAC Canada Ltd., Series E, (MTN), 6.625%, 12/17/2010, (GBP)	530,086
945,000	GMAC Canada Ltd., 7.750%, 9/26/2008, (NZD)	691,455
9,790,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.700%, 1/05/2016	8,713,100
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	4,977,683
11,770,000	Nortel Networks Corp., 6.875%, 9/01/2023	8,356,700
25,890,000	Nortel Networks Ltd., 10.125%, 7/15/2013	25,307,475
22,930,000	North American Energy Partners, Inc., Senior Note, 8.750%, 12/01/2011	23,159,300
2,525,000	Rogers Wireless Communications, Inc., Senior Secured Note, 6.375%, 3/01/2014	2,527,924
2,085,000	Rogers Wireless Communications, Inc., Senior Note, 7.625%, 12/15/2011, (CAD)(b)	2,175,622
10,000,000	Shaw Communications, Inc., 5.700%, 3/02/2017, (CAD)	9,259,978
9,170,000	Talisman Energy, Inc., 5.850%, 2/01/2037	7,900,844
24,260,000	Talisman Energy, Inc., 6.250%, 2/01/2038	22,300,180
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	28,840,169

		1,133,907,431

	Cayman Islands — 0.1%
4,875,000	Empresa-Chile Overseas Co., 7.875%, 2/01/2027(b)	5,312,600

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Cayman Islands — continued
$555,000		Enersis SA, Cayman Island, 7.400%, 12/01/2016	$594,047

			5,906,647

		Chile — 0.0%
250,000		Empresa Nacional de Electricidad SA, Chile, 8.350%, 8/01/2013	276,567

		France — 0.1%
224,520,000,000		BNP Paribas SA, Series E, (MTN), 144A, Zero Coupon, 6/13/2011, (IDR)	17,221,317

		Germany — 0.1%
565,300,000		Kreditanstalt fuer Wiederaufbau, Series E, (MTN), 10.000%, 10/27/2008, (ISK)	7,145,732
60,000,000		Kreditanstalt fuer Wiederaufbau, Series E, (MTN), 10.750%, 2/01/2010, (ISK)	764,927

			7,910,659

		Iceland — 0.3%
2,500,000		Kaupthing Bank Hf, 144A, 3.413%, 1/15/2010(c)	2,169,730
34,900,000		Kaupthing Bank Hf, 144A, 5.750%, 10/04/2011	26,436,750
9,300,000		Kaupthing Bank Hf, 144A, 6.125%, 10/04/2016	6,091,500

			34,697,980

		India — 0.1%
9,090,000		ICICI Bank Ltd., 144A, (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022	8,146,194

		Indonesia — 0.2%
104,626,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	9,000,900
10,000,000,000		Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	817,703
272,460,000,000		Indonesia Treasury Bond, Series ZCE, Zero Coupon, 11/20/2012, (IDR)	17,109,453

			26,928,056

		Ireland — 0.6%
32,520,000		Elan Finance PLC, 8.875%, 12/01/2013	32,601,300
46,945,000		Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	45,536,650

			78,137,950

		Korea — 0.0%
5,470,000		Hanarotelecom, Inc., 144A, 7.000%, 2/01/2012	5,456,325
300,000		Samsung Electronics Co. Ltd., 144A, 7.700%, 10/01/2027	323,198

			5,779,523

		Luxembourg — 0.6%
18,130,000		Covidien International Finance SA, 6.000%, 10/15/2017	18,349,246
18,265,000		Covidien International Finance SA, 6.550%, 10/15/2037	18,422,262
23,000,000		Telecom Italia Capital, 6.000%, 9/30/2034	19,683,745
19,635,000		Telecom Italia Capital, 6.375%, 11/15/2033	17,480,432

			73,935,685

		Malaysia — 0.1%
20,000,000		Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	15,000,000

		Mexico — 2.6%
11,265,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(b)	11,321,325
3,245,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	29,598,971
27,728,881	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	240,128,222
4,738,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012, (MXN)	46,158,873

			327,207,391

		Netherlands — 1.2%
1,800,000		Koninklijke (Royal) KPN NV, Series G, (MTN), 4.000%, 6/22/2015, (EUR)	2,489,311
1,120,000		Koninklijke (Royal) KPN NV, Series E, (MTN), 5.750%, 3/18/2016, (GBP)	2,021,995
8,098,000		Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030	9,309,680
2,450,000		OI European Group BV, 144A, 6.875%, 3/31/2017, (EUR)	3,625,961
460,000,000		Rabobank Nederland, Series E, (MTN), 12.500%, 2/17/2009, (ISK)	5,882,191
9,984,000,000		Rabobank Nederland, 144A, 14.000%, 1/28/2009, (ISK)	127,182,782

			150,511,920

		Philippines — 0.0%
1,597,750		Quezon Power (Philippines) Ltd., Senior Secured Note, 8.860%, 6/15/2017	1,573,784

		Singapore — 0.0%
1,050,000		SP PowerAssets Ltd., Series E, (MTN), 3.730%, 10/22/2010, (SGD)	779,561

		Spain — 0.9%
113,785,000		Telefonica Emisiones SAU, Guaranteed Note, 7.045%, 6/20/2036	116,771,856

		Supranational — 2.7%
403,600,000		Eurofima, Series E, (MTN), 10.000%, 11/03/2008, (ISK)	5,090,257
175,000,000		Eurofima, 11.000%, 2/05/2010, (ISK)	2,240,226
128,250,000		European Investment Bank, Senior Note, Zero Coupon, 3/10/2021, (AUD)	51,579,630
15,543,570		European Investment Bank, 144A, Zero Coupon, 9/12/2008, (BRL)	9,173,596

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Supranational — continued
$413,529,000,000	European Investment Bank, Series EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	$25,713,251
134,330,000	European Investment Bank, Series EMTN, 144A, 4.600%, 1/30/2037, (CAD)	126,838,241
80,000,000	Inter-American Development Bank, Series E, (MTN), Zero Coupon, 5/11/2009, (BRL)	45,052,710
244,840,000,000	Inter-American Development Bank, Zero Coupon, 5/20/2013, (IDR)	15,287,895
24,450,000	Inter-American Development Bank, Series E, (MTN), 6.000%, 12/15/2017, (NZD)	17,142,549
1,385,900,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010, (ISK)	17,649,424
62,300,000	Nordic Investment Bank, Series E, (MTN), 11.250%, 4/16/2009, (ISK)	789,086
2,314,500,000	Nordic Investment Bank, 13.000%, 9/12/2008, (ISK)	29,363,562

		345,920,427

	Thailand — 0.2%
28,355,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	24,704,294

	United Kingdom — 1.6%
159,095,000	Astrazeneca PLC, 6.450%, 9/15/2037	161,966,188
6,500,000	FCE Bank PLC, Series E, (MTN), 7.125%, 1/16/2012, (EUR)	8,289,485
4,500,000	FCE Bank PLC, Series E, (MTN), 7.125%, 1/15/2013, (EUR)	5,632,599
76,496,404,750	JPMorgan Chase Bank, 144A, Zero Coupon, 10/21/2010, (IDR)	6,357,830
6,365,000	Marks & Spencer PLC, 144A, 7.125%, 12/01/2037	5,883,933
1,000,000	Virgin Media Finance PLC, 9.125%, 8/15/2016	937,500
5,070,000	Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	9,265,535
1,605,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,467,800

		199,800,870

	United States — 61.2%
5,565,000	AES Corp. (The), 8.375%, 3/01/2011, (GBP)	10,862,949
4,020,000	AES Corp. (The), Senior Note, 7.750%, 3/01/2014	3,964,725
1,190,000	Affiliated Computer Services, Inc., 5.200%, 6/01/2015	1,014,475
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	40,622,005
19,060,000	Albertson’s, Inc., 7.750%, 6/15/2026	18,692,180
72,866,000	Albertson’s, Inc., Senior Note, 7.450%, 8/01/2029	68,928,321
4,895,000	Albertson’s, Inc., Senior Note, 8.000%, 5/01/2031	5,006,753
1,510,000	Albertson’s, Inc., Senior Note, 8.700%, 5/01/2030	1,607,756
13,242,000	Albertson’s, Inc., Series C, (MTN), 6.625%, 6/01/2028	11,356,869
4,785,000	Allstate Corp., 5.950%, 4/01/2036	4,219,188
2,075,000	ALLTEL Corp., 6.500%, 11/01/2013	2,080,188
9,475,000	ALLTEL Corp., 6.800%, 5/01/2029	8,669,625
2,225,000	ALLTEL Corp., 7.000%, 3/15/2016	2,247,250
67,525,000	ALLTEL Corp., Senior Note, 7.875%, 7/01/2032	68,537,875
825,000	American Airlines, Inc., Series 1999-1, Class B, 7.324%, 4/15/2011	759,000
995,863	American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011	901,256
239,505,000	American General Finance Corp., 6.900%, 12/15/2017	208,744,175
6,950,000	Amkor Technology, Inc., Senior Note, 7.125%, 3/15/2011(b)	6,654,625
10,070,000	Amkor Technology, Inc., 7.750%, 5/15/2013	9,339,925
37,190,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	37,209,971
45,910,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	45,317,210
10,503,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(d)	8,717,490
2,085,000	Aramark Services, Inc., 5.000%, 6/01/2012	1,824,375
4,640,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	4,654,468
8,000,000	ASIF Global Financing, 144A, 2.380%, 2/26/2009, (SGD)	5,873,366
10,245,000	AT&T Corp., 6.500%, 3/15/2029	9,727,587
8,500,000	AT&T, Inc., 6.150%, 9/15/2034	7,942,162
127,100,000	AT&T, Inc., 6.500%, 9/01/2037	123,009,795
17,574,841	Atlas Air, Inc., Series 1998-1, Class 1B, 7.680%, 1/02/2014(e)	18,805,080
9,713,324	Atlas Air, Inc., Series 1999-1, Class A1, 7.200%, 1/02/2019	9,033,391
320,321	Atlas Air, Inc., Series 1999-1, Class A2, 6.880%, 7/02/2009	299,500
12,740,207	Atlas Air, Inc., Series 1999-1, Class B, 7.630%, 1/02/2015(e)	13,377,218
4,744,556	Atlas Air, Inc., Series 1999-1, Class C, 8.770%, 1/02/2011(e)	4,507,328
5,323,737	Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(e)	5,962,585
6,862,758	Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)	5,764,717
30,125,000	Avnet, Inc., 5.875%, 3/15/2014	29,007,694
35,630,000	Avnet, Inc., 6.000%, 9/01/2015	34,540,185

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$11,345,000	Avnet, Inc., 6.625%, 9/15/2016	$11,339,986
22,125,000	BAC Capital Trust VI, 5.625%, 3/08/2035	18,015,812
17,310,000,000	Barclays Financial LLC, 144A, 4.060%, 9/16/2010, (KRW)	16,672,076
1,006,000,000	Barclays Financial LLC, 144A, 4.160%, 2/22/2010, (THB)	29,281,329
21,340,000,000	Barclays Financial LLC, 144A, 4.460%, 9/23/2010, (KRW)	20,729,003
56,650,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011, (KRW)	55,217,571
135,000,000	Barclays Financial LLC, Series E, (MTN), 144A, 4.100%, 3/22/2010, (THB)	3,924,151
380,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	319,945
1,004,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	939,772
2,220,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	2,193,784
17,430,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	18,189,338
15,195,000	BellSouth Corp., 6.000%, 11/15/2034(b)	13,915,019
23,584,000	Borden, Inc., 7.875%, 2/15/2023	14,150,400
6,920,000	Borden, Inc., 8.375%, 4/15/2016	4,636,400
8,757,000	Borden, Inc., 9.200%, 3/15/2021	5,516,910
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	2,550,713
10,590,000	Boston Scientific Corp., 6.400%, 6/15/2016	9,954,600
16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	14,528,800
2,685,000	Bowater, Inc., 6.500%, 6/15/2013(b)	1,691,550
71,400,000	Bruce Mansfield Unit, 6.850%, 6/01/2034	71,487,822
27,950,000	Camden Property Trust, 5.700%, 5/15/2017	24,443,393
2,840,000	Centex Corp., 5.250%, 6/15/2015	2,243,600
4,185,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	5,963,115
21,390,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	19,999,650
22,690,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	21,328,600
15,325,000	CIGNA Corp., 6.150%, 11/15/2036	13,499,363
425,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014(b)	411,188
15,060,000	CIT Group, Inc., Series EMTN, 3.800%, 11/14/2012, (EUR)	17,006,147
18,360,000	CIT Group, Inc., Series GMTN, 4.250%, 9/22/2011, (EUR)	21,762,171
14,650,000	CIT Group, Inc., Series E, (MTN), 4.650%, 9/19/2016, (EUR)	15,116,204
90,000	CIT Group, Inc., 4.750%, 12/15/2010	73,399
4,855,000	CIT Group, Inc., Series G, (MTN), 5.000%, 5/13/2014, (EUR)	5,451,045
1,525,000	CIT Group, Inc., 5.400%, 2/13/2012	1,210,580
1,205,000	CIT Group, Inc., 5.400%, 1/30/2016	829,875
20,350,000	CIT Group, Inc., Series E, Senior Note, (MTN), 5.500%, 12/01/2014, (GBP)	27,511,247
10,500,000	CIT Group, Inc., Series E, (MTN), 5.500%, 12/20/2016, (GBP)	13,857,287
2,000,000	CIT Group, Inc., 5.600%, 4/27/2011	1,594,858
2,395,000	CIT Group, Inc., 5.650%, 2/13/2017(b)	1,652,186
11,845,000	CIT Group, Inc., 5.800%, 10/01/2036	9,117,096
20,000	CIT Group, Inc., 5.850%, 9/15/2016	13,799
246,450,000	CIT Group, Inc., 7.625%, 11/30/2012(b)	204,843,818
60,000	CIT Group, Inc., (GMTN), 4.250%, 2/01/2010	50,770
6,330,000	CIT Group, Inc., (GMTN), 5.000%, 2/13/2014	4,545,472
1,125,000	CIT Group, Inc., (GMTN), 5.000%, 2/01/2015	777,895
20,730,000	CIT Group, Inc., (MTN), 4.250%, 3/17/2015, (EUR)	22,046,142
10,140,000	CIT Group, Inc., (MTN), 5.125%, 9/30/2014	7,262,765
3,090,000	CIT Group, Inc., Series A, (MTN), 6.000%, 4/01/2036	2,327,728
80,700,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	77,169,375
18,650,000	Citibank NA, 144A, 15.000%, 7/02/2010, (BRL)	12,177,120
35,260,000	Citizens Communications Co., 7.875%, 1/15/2027	30,852,500
10,685,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	6,304,150
4,970,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	2,982,000
14,910,000	Clear Channel Communications, Inc., 5.500%, 12/15/2016(b)	8,722,350
2,080,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	1,401,400
585,000	Clear Channel Communications, Inc., 6.875%, 6/15/2018	345,150
32,125,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	27,213,730
2,935,000	Colonial Realty LP, 6.050%, 9/01/2016	2,569,651
766,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	750,300
2,670,000	Colorado Interstate Gas Co., 6.800%, 11/15/2015	2,727,285
49,030,000	Comcast Corp., 5.650%, 6/15/2035	41,662,556

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$33,675,000	Comcast Corp., 6.450%, 3/15/2037	$31,341,019
20,175,000	Comcast Corp., 6.500%, 11/15/2035	19,178,859
166,000,000	Comcast Corp., 6.950%, 8/15/2037	163,275,774
16,802,000	Continental Airlines, Inc., Series B, 6.903%, 4/19/2022	12,433,480
5,589,326	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 1/02/2017	4,611,194
5,676,419	Continental Airlines, Inc., Series 1998-1, Class 1B, 6.748%, 3/15/2017	4,683,046
6,643,125	Continental Airlines, Inc., Series 1999-1, Class B, 6.795%, 8/02/2018	5,248,069
1,748,369	Continental Airlines, Inc., Series 1999-1, Class C, 6.954%, 8/02/2009	1,641,282
4,322,115	Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 3/15/2020	3,630,577
7,452,827	Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	6,185,846
2,549,134	Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	2,115,781
235,419	Continental Airlines, Inc., Series 96-A, 6.940%, 10/15/2013	221,293
5,442,198	Continental Airlines, Inc., Series 971A, 7.461%, 4/01/2015	4,816,345
17,945,000	Continental Airlines, Inc., Series A, 5.983%, 4/19/2022	14,849,487
23,710,000	Corn Products International, Inc., 6.625%, 4/15/2037	23,935,909
6,225,000	Corning, Inc., 5.900%, 3/15/2014	6,246,651
6,220,000	Corning, Inc., 6.200%, 3/15/2016	6,426,703
6,150,000	Corning, Inc., 6.850%, 3/01/2029(b)	6,016,416
4,725,000	Corning, Inc., 7.250%, 8/15/2036	4,792,894
4,110,000	Countrywide Financial Corp., 3.079%, 12/19/2008(c)	4,007,451
11,799,000	Countrywide Home Loans, Inc., Series L, (MTN), 4.000%, 3/22/2011	10,741,621
400,000	CSC Holdings, Inc., Senior Note, 7.875%, 2/15/2018	372,000
250,000	CSC Holdings, Inc., Series B, Senior Note, 8.125%, 7/15/2009	251,875
37,345,000	CSX Corp., 6.000%, 10/01/2036(b)	32,360,675
5,000,000	CSX Corp., 6.250%, 3/15/2018	4,813,225
2,145,000	Cummings Engine, Inc., 7.125%, 3/01/2028	2,035,288
1,853,000	Cummins, Inc., 6.750%, 2/15/2027	1,622,390
19,745,000	DCP Midstream LP, 144A, 6.450%, 11/03/2036	18,000,431
21,290,000	Dean Foods Co., 7.000%, 6/01/2016(b)	18,469,075
972,839	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 8/10/2022	822,049
9,694,331	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 8/10/2022	7,658,521
32,897,438	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	26,317,951
8,758,000	Dillard’s, Inc., 6.625%, 1/15/2018(b)	6,393,340
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	3,140,250
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,050,000
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	310,250
3,325,000	Dillard’s, Inc., Class A, 7.000%, 12/01/2028	2,094,750
1,935,000	Dole Food Co., Inc., 8.625%, 5/01/2009(b)	1,843,088
8,180,000	Dominion Resources, Inc., Senior Note, Series B, 5.950%, 6/15/2035	7,341,509
7,955,000	Domtar Corp., 5.375%, 12/01/2013	7,040,175
43,470,000	DR Horton, Inc., Senior Note, 5.250%, 2/15/2015	34,558,650
4,335,000	DR Horton, Inc., 5.625%, 9/15/2014	3,511,350
16,160,000	DR Horton, Inc., Guaranteed Note, 5.625%, 1/15/2016	12,604,800
1,625,000	DR Horton, Inc., 6.500%, 4/15/2016	1,338,594
4,030,000	Duke Realty LP, 5.950%, 2/15/2017	3,722,027
11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(b)	9,809,250
1,000,000	Dynegy Holdings, Inc., 7.500%, 6/01/2015	922,500
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	8,453,550
500,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	455,000
7,455,000	Dynegy Holdings, Inc., 8.375%, 5/01/2016	7,231,350
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027(b)	85,442,000
15,685,000	El Paso Corp., 6.950%, 6/01/2028	14,445,916
1,500,000	El Paso Corp., 7.420%, 2/15/2037	1,437,719
750,000	El Paso Corp., Senior Note, (MTN), 7.800%, 8/01/2031	755,297

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,000,000	El Paso Energy Corp., (MTN), 7.750%, 1/15/2032	$1,001,784
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,042,084
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	5,089,121
11,315,000	Energy Transfer Partners LP, 6.625%, 10/15/2036(b)	10,531,968
13,175,000	Enterprise Products Operating LP, 6.300%, 9/15/2017	13,082,880
14,385,000	Equifax, Inc., 7.000%, 7/01/2037	13,238,875
3,300,000	ERP Operating LP, 5.125%, 3/15/2016	2,975,815
23,725,000	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012(b)	24,312,265
35,900,000	Federal National Mortgage Association, 2.290%, 2/19/2009, (SGD)	26,473,225
17,816,000	Ford Motor Co., 6.375%, 2/01/2029	9,353,400
1,705,000	Ford Motor Co., 6.500%, 8/01/2018(b)	988,900
500,000	Ford Motor Co., 6.625%, 2/15/2028	272,500
73,114,000	Ford Motor Co., 6.625%, 10/01/2028	39,115,990
1,940,000	Ford Motor Co., 7.125%, 11/15/2025(b)	1,086,400
86,090,000	Ford Motor Co., 7.450%, 7/16/2031(b)	50,147,425
800,000	Ford Motor Co., 7.500%, 8/01/2026	456,000
1,645,000	Ford Motor Credit Co LLC, 9.750%, 9/15/2010	1,434,248
46,872,000	Ford Motor Credit Co., 5.700%, 1/15/2010	39,989,784
14,595,000	Ford Motor Credit Co., 8.000%, 12/15/2016	10,607,091
7,640,000	Ford Motor Credit Co. LLC, Series E, (MTN), 4.875%, 1/15/2010, (EUR)	10,104,197
10,685,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	7,868,552
15,465,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	11,984,772
1,030,000	Ford Motor Credit Co. LLC, 7.875%, 6/15/2010	889,052
10,625,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	9,013,230
29,605,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)	22,573,812
65,300,000	General Electric Capital Corp., Series G, (MTN), 2.960%, 5/18/2012, (SGD)	45,968,119
243,057,000	General Electric Capital Corp., 6.500%, 9/28/2015, (NZD)	159,420,908
30,350,000	General Electric Capital Corp., Series A, (MTN), 6.625%, 2/04/2010, (NZD)	22,407,216
3,100,000	General Electric Capital Corp., Series E, (MTN), 6.125%, 5/17/2012, (GBP)	6,069,966
79,035,000	General Electric Capital Corp., Series E, (MTN), 6.750%, 9/26/2016, (NZD)	51,818,578
115,000,000	General Electric Capital Corp., Series G, (MTN), 3.485%, 3/08/2012, (SGD)	82,487,343
2,005,000	General Motors Corp., 7.250%, 7/03/2013, (EUR)(b)	2,146,607
7,365,000	General Motors Corp., 7.400%, 9/01/2025	3,792,975
52,725,000	General Motors Corp., 8.250%, 7/15/2023(b)	30,712,312
2,530,000	General Motors Corp., 8.375%, 7/15/2033(b)	1,499,025
6,745,000	Georgia Gulf Corp., 10.750%, 10/15/2016(b)	4,047,000
11,720,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	9,786,200
11,605,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	9,806,225
120,000	Georgia-Pacific Corp., 7.700%, 6/15/2015(b)	113,400
42,425,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	37,334,000
15,555,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	14,388,375
18,378,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	16,999,650
7,890,000	GMAC LLC, 4.750%, 9/14/2009, (EUR)	10,310,608
48,515,000	GMAC LLC, Series E, (MTN), 5.375%, 6/06/2011, (EUR)	50,413,766
3,835,000	GMAC LLC, 5.750%, 9/27/2010, (EUR)	4,407,754
54,470,000	GMAC LLC, 6.000%, 12/15/2011	37,483,149
24,015,000	GMAC LLC, 6.625%, 5/15/2012	16,474,698
36,174,000	GMAC LLC, (MTN), 6.750%, 12/01/2014	23,890,937
6,585,000	GMAC LLC, 6.875%, 9/15/2011	4,731,797
4,655,000	GMAC LLC, 6.875%, 8/28/2012	3,187,637
12,165,000	GMAC LLC, 7.000%, 2/01/2012	8,455,977
42,272,000	GMAC LLC, 8.000%, 11/01/2031(b)	27,501,233
4,977,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	4,155,795
2,590,000	Great Lakes Dredge & Dock Corp., Senior Subordinated Note, 7.750%, 12/15/2013	2,454,025
5,790,000	GTE Corp., 6.940%, 4/15/2028	5,732,088
2,835,000	HCA, Inc., 6.250%, 2/15/2013	2,459,363
16,565,000	HCA, Inc., 6.375%, 1/15/2015	13,748,950
49,350,000	HCA, Inc., 6.500%, 2/15/2016(b)	41,083,875

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$2,074,000	HCA, Inc., 6.750%, 7/15/2013	$1,819,935
14,405,000	HCA, Inc., 7.050%, 12/01/2027	10,908,791
10,694,000	HCA, Inc., 7.190%, 11/15/2015	9,211,448
16,802,000	HCA, Inc., 7.500%, 12/15/2023	13,662,025
18,745,000	HCA, Inc., 7.500%, 11/06/2033	14,433,650
13,545,000	HCA, Inc., 7.580%, 9/15/2025	10,986,295
43,253,000	HCA, Inc., 7.690%, 6/15/2025	35,370,919
8,112,000	HCA, Inc., 7.750%, 7/15/2036	6,415,254
27,255,000	HCA, Inc., 8.360%, 4/15/2024	23,198,148
17,510,000	HCA, Inc., Senior Note, 5.750%, 3/15/2014	14,577,075
14,550,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	11,785,500
1,000,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014	905,000
45,430,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	39,235,392
6,495,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	6,235,200
1,050,000	Home Depot, Inc., 5.400%, 3/01/2016	964,166
121,465,000	Home Depot, Inc., 5.875%, 12/16/2036	99,227,917
11,370,000	Hospira, Inc., 6.050%, 3/30/2017	10,972,812
66,372,000	HSBC Bank PLC, 144A, Zero Coupon, 4/18/2012, (MYR)	18,862,445
16,050,000	HSBC Bank USA, 144A, 3.310%, 8/25/2010	18,831,465
119,806,078	HSBC Bank USA,144A, Zero Coupon, 11/28/2011(c)	81,647,842
920,000	Idearc, Inc., 8.000%, 11/15/2016	578,450
225,000	Intelsat Corp., 6.875%, 1/15/2028	174,375
149,788,000	International Paper Co., 7.950%, 6/15/2018	148,954,280
34,782,000	iStar Financial, Inc., 5.150%, 3/01/2012	28,695,150
5,255,000	iStar Financial, Inc., 5.375%, 4/15/2010(b)	4,729,500
1,660,000	iStar Financial, Inc., 5.500%, 6/15/2012	1,361,200
19,110,000	iStar Financial, Inc., 5.650%, 9/15/2011	16,339,050
1,530,000	iStar Financial, Inc., 5.700%, 3/01/2014	1,285,200
4,040,000	iStar Financial, Inc., 5.800%, 3/15/2011	3,434,000
4,815,000	iStar Financial, Inc., 5.850%, 3/15/2017	3,809,869
8,815,000	iStar Financial, Inc., 5.875%, 3/15/2016	6,944,677
4,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	3,440,000
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	32,143,950
1,780,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	1,521,900
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	36,580,200
5,310,000	ITC Holdings Corp., 144A, 6.375%, 9/30/2036	4,822,940
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,287,842
72,355,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	60,430,462
350,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023(b)	346,128
3,330,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	2,989,890
3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,256,231
3,995,000	Jefferson Smurfit Corp., 7.500%, 6/01/2013	3,295,875
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,388,439
599,726,100,000	JPMorgan Chase & Co., 144A Zero Coupon, 3/28/2011 , (IDR)	47,210,543
109,312,000,000	JPMorgan Chase & Co., 144A Zero Coupon, 3/28/2011 , (IDR)	8,596,760
229,157,783,660	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012, (IDR)	15,777,588
150,760,200	JPMorgan Chase & Co., Series E, (MTN),144A, Zero Coupon, 6/08/2012, (MYR)	39,269,168
92,000,000	JPMorgan Chase Bank, 144A, Zero Coupon, 5/17/2010, (BRL)	43,927,346
1,235,000	K Hovnanian Enterprises, Inc., 8.875%, 4/01/2012(b)	901,550
4,830,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2015	3,018,750
16,075,000	K. Hovnanian Enterprises, Inc., Senior Note, 6.250%, 1/15/2016	9,966,500
6,040,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.375%, 12/15/2014	3,926,000
2,490,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	1,618,500
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016(b)	4,182,850
1,935,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013(b)	1,238,400
1,685,000	KB Home, 5.750%, 2/01/2014(b)	1,409,081
10,360,000	KB Home, 7.750%, 2/01/2010	10,559,948
8,340,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	6,922,200

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$5,805,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015(b)	$4,876,200
11,315,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	9,787,475
7,515,000	Kellwood Co., 7.625%, 10/15/2017(d)	4,847,175
500,000	Kinder Morgan Energy Partners, LP, 5.800%, 3/15/2035	433,804
11,288,000	Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	9,961,660
1,650,000	Koppers Holdings, Inc., (Step to 9.875% on 11/15/2009), Zero Coupon, 11/15/2014(f)	1,493,250
37,705,000	Kraft Foods, Inc., 6.500%, 8/11/2017	37,752,998
30,680,000	Kraft Foods, Inc., 7.000%, 8/11/2037	30,375,961
3,295,000	Lehman Brothers Holdings, Inc., (fixed rate to 5/3/2027, variable rate thereafter), 6.000%, 5/03/2032	2,519,166
74,080,000	Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037	63,767,916
5,970,000	Lennar Corp., Series B, Guaranteed Note, 5.600%, 5/31/2015	4,365,563
23,885,000	Lennar Corp., Series A, 6.500%, 4/15/2016	18,301,881
3,495,000	Lennar Corp., 7.625%, 3/01/2009	3,390,150
2,720,000	Lennar Corp. Series B, 5.125%, 10/01/2010	2,366,400
16,755,000	Lennar Corp., Series B, 5.500%, 9/01/2014	12,231,150
32,435,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	27,894,100
13,010,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	11,839,100
41,535,000	Lowes Cos., Inc., 6.650%, 9/15/2037	40,486,407
41,104,000	Lucent Technologies, Inc., 6.450%, 3/15/2029(b)	31,444,560
2,840,000	Lucent Technologies, Inc., 6.500%, 1/15/2028	2,172,600
17,705,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	13,636,072
8,855,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	7,259,701
5,785,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	4,888,684
2,660,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	2,582,410
11,710,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	11,609,961
9,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033(b)	7,614,424
6,910,000	MBIA Insurance Co., 144A, (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033(b)	2,867,650
1,250,000	McDonalds Corp., Series E, (MTN), 3.628%, 10/10/2010, (SGD)	929,960
176,070,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	182,847,639
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)(b)	25,619,893
1,000,000	MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	960,265
40,255,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	40,656,423
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045	714,860
33,015,000	Morgan Stanley, Inc., Series F, (MTN), 6.625%, 4/01/2018	31,282,538
6,465,000	Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	6,400,350
5,820,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	5,943,675
9,739,000	Motorola, Inc., 5.220%, 10/01/2097	5,417,806
9,275,000	Motorola, Inc., 6.500%, 9/01/2025	6,925,735
17,028,000	Motorola, Inc., 6.500%, 11/15/2028(b)	13,301,644
18,715,000	Motorola, Inc., 6.625%, 11/15/2037(b)	14,723,203
3,346,000	New England Telephone & Telegraph Co., 7.875%, 11/15/2029	3,577,460
54,190,000	News America, Inc., 6.150%, 3/01/2037	49,893,437
11,140,000	News America, Inc., 6.200%, 12/15/2034	10,273,107
14,360,000	News America, Inc., 6.400%, 12/15/2035	13,589,126
20,220,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	16,782,600
12,171,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	10,284,495
35,995,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	28,885,987
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	26,221,044
84,710,000	NGPL Pipeco LLC, 144A, 7.119%, 12/15/2017	86,578,787
48,500,000	Nisource Finance Corp., 6.400%, 3/15/2018	46,808,999
9,365,000	Northern Telecom Capital Corp., 7.875%, 6/15/2026	6,695,975
26,990,000	Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017(b)	21,861,900
2,500,000	NRG Energy, Inc., 7.250%, 2/01/2014	2,387,500
5,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	4,706,250
4,530,000	ONEOK Partners LP, 6.650%, 10/01/2036	4,317,674
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016	3,201,933
1,750,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	2,589,972
17,995,000	Owens Corning, Inc., 6.500%, 12/01/2016	16,384,034
35,725,000	Owens Corning, Inc., 7.000%, 12/01/2036	29,844,951

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		United States — continued
$42,043,000		Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	$42,673,645
7,175,000		Pioneer Natural Resources Co., 5.875%, 7/15/2016	6,489,486
1,760,000		Pioneer Natural Resources Co., 6.875%, 5/01/2018	1,651,936
4,798,000		Pioneer Natural Resources Co., 7.200%, 1/15/2028	4,235,996
20,770,000		Plains All American Pipeline LP, 6.125%, 1/15/2017	20,411,614
44,730,000		Plains All American Pipeline LP, 6.650%, 1/15/2037	41,714,572
4,538,000		Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)	2,666,075
1,880,000		Prologis, 5.625%, 11/15/2015	1,766,243
1,535,000		Prologis, 5.750%, 4/01/2016(b)	1,445,655
4,240,000		Pulte Homes, Inc., 5.200%, 2/15/2015	3,455,600
46,260,000		Pulte Homes, Inc., 6.000%, 2/15/2035(b)	36,082,800
13,190,000		Pulte Homes, Inc., 6.375%, 5/15/2033	10,222,250
32,155,000		Qwest Capital Funding, Inc., 7.750%, 2/15/2031	27,412,137
16,335,000		Qwest Capital Funding, Inc., Guaranteed Note, 6.500%, 11/15/2018	13,394,700
44,630,000		Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028(b)	35,704,000
10,675,000		Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	9,207,187
24,615,000		Qwest Corp., 6.875%, 9/15/2033	20,307,375
1,290,000		Qwest Corp., 7.200%, 11/10/2026	1,083,600
3,689,000		Qwest Corp., 7.250%, 9/15/2025	3,264,765
3,543,000		Qwest Corp., 7.500%, 6/15/2023	3,153,270
1,560,000		R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	928,200
470,000		R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016	282,000
4,845,000		R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	2,882,775
4,335,000		R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	2,579,325
25,230,000		Reliant Energy, Inc., Senior Note, 7.875%, 6/15/2017(b)	24,662,325
895,000		Residential Capital LLC, 8.125%, 11/21/2008(b)	783,125
4,170,000		Residential Capital LLC, 8.375%, 6/30/2010(b)	1,751,400
2,740,000		Residential Capital LLC, 8.500%, 6/01/2012	1,068,600
121,645,000		Residential Capital LLC, 8.500%, 4/17/2013	47,441,550
12,335,000		Residential Capital LLC, 8.875%, 6/30/2015(b)	4,810,650
45,208,000		Residential Capital LLC, 144A, 9.625%, 5/15/2015	21,925,880
52,930,000		Reynolds American, Inc., 6.750%, 6/15/2017	52,654,182
13,400,000		Reynolds American, Inc., 7.250%, 6/15/2037	13,187,409
14,120,000		Sara Lee Corp., 6.125%, 11/01/2032	12,790,828
2,435,000		Simon Property Group LP, 5.750%, 12/01/2015	2,363,214
10,690,000		Six Flags, Inc., 9.625%, 6/01/2014(b)	5,932,950
2,785,000		Six Flags, Inc., 9.750%, 4/15/2013(b)	1,580,488
7,160,000		SLM Corp., Series A, (MTN), 4.000%, 1/15/2010	6,669,977
20,590,000		SLM Corp., (MTN), 5.050%, 11/14/2014	17,486,881
109,950	(†††)	SLM Corp., 6.000%, 12/15/2043	1,917,253
1,450,000		SLM Corp., (MTN), 5.125%, 8/27/2012	1,261,668
51,943,000		SLM Corp., Series A, (MTN), 5.000%, 10/01/2013	44,913,242
37,670,000		SLM Corp., Series A, (MTN), 5.000%, 4/15/2015	31,875,262
13,370,000		SLM Corp., Series A, (MTN), 5.000%, 6/15/2018	10,210,468
19,605,000		SLM Corp., Series A, (MTN), 5.375%, 1/15/2013	17,267,437
22,420,000		SLM Corp., Series A, (MTN), 5.375%, 5/15/2014	19,696,687
1,390,000		SLM Corp., Series A, (MTN), 5.400%, 10/25/2011	1,269,333
28,150,000		SLM Corp., Series A, (MTN), 5.625%, 8/01/2033	21,195,542
6,100,000		SLM Corp., Series A, (MTN), 6.500%, 6/15/2010, (NZD)	4,139,687
88,180,000		SLM Corp., Series A, (MTN), 8.450%, 6/15/2018	84,594,248
4,700,000		SLM Corp., Series E, (MTN), Series 7, 4.750%, 3/17/2014, (EUR)	5,820,407
100,000		Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017	80,000
2,550,000		Southern Natural Gas Co., 7.350%, 2/15/2031	2,582,681
30,186,000		Sprint Capital Corp., 6.875%, 11/15/2028	25,129,845
23,865,000		Sprint Capital Corp., 6.900%, 5/01/2019	20,941,537
11,309,000		Sprint Nextel Corp., 6.000%, 12/01/2016	9,725,740
4,035,000		Stanley-Martin Communities LLC, 9.750%, 8/15/2015(b)	1,775,400
7,793,000		Target Corp., 6.500%, 10/15/2037	7,496,671
140,992,000		Target Corp., 7.000%, 1/15/2038	144,558,252

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,900,000	Tenet Healthcare Corp., 6.500%, 6/01/2012(b)	$1,790,750
31,009,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	22,326,480
1,570,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	1,475,800
4,480,000	Tenet Healthcare Corp., 9.250%, 2/01/2015(b)	4,390,400
7,872,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)	7,677,223
20,000,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	20,132,620
9,240,000	Time Warner, Inc., 6.500%, 11/15/2036(b)	8,225,430
11,145,000	Time Warner, Inc., 6.625%, 5/15/2029	10,141,683
4,795,000	Time Warner, Inc., 6.950%, 1/15/2028	4,600,922
3,150,000	Time Warner, Inc., 7.625%, 4/15/2031	3,198,025
2,025,000	Time Warner, Inc., 7.700%, 5/01/2032	2,073,201
8,785,000	Toledo Edison Co., 6.150%, 5/15/2037	7,618,932
4,245,000	Toll Brothers Financial Corp., 5.150%, 5/15/2015	3,676,187
5,245,000	Toll Corp., 8.250%, 12/01/2011	5,074,538
32,675,000	Toys R Us, Inc., 7.375%, 10/15/2018	24,179,500
8,355,000	Toys R Us, Inc., 7.875%, 4/15/2013(b)	6,830,213
31,135,000	Travelers Cos., Inc. (The), (MTN), 6.250%, 6/15/2037	28,941,664
4,000,000	Travelers Cos., Inc. (The), 6.750%, 6/20/2036	4,030,308
1,000,000	Travelers Property Casualty Corp., 6.375%, 3/15/2033(b)	955,097
36,340,000	Tribune Co., 5.250%, 8/15/2015(b)	14,445,150
46,215,000	TXU Corp., 5.550%, 11/15/2014	36,180,476
101,030,000	TXU Corp., Series Q, 6.500%, 11/15/2024(b)	74,540,136
6,245,000	TXU Corp., Series R, 6.550%, 11/15/2034	4,549,970
109,685,000	U.S. Treasury Bond, 4.500%, 2/15/2036(b)	108,905,249
150,750,000	U.S. Treasury Bond, 5.375%, 2/15/2031(b)	167,497,420
19,543,878	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	15,977,120
19,344,000	United Rentals North America, Inc., 7.000%, 2/15/2014	14,991,600
3,995,000	United Rentals North America, Inc., 7.750%, 11/15/2013(b)	3,196,000
7,000,000	United States Steel Corp., 6.050%, 6/01/2017	6,537,685
5,850,000	United States Steel Corp., 6.650%, 6/01/2037	5,153,692
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	16,398,859
36,947,000	USG Corp., 6.300%, 11/15/2016	29,742,335
12,880,000	USG Corp., 8.000%, 1/15/2018	11,270,000
51,815,000	Verizon Global Funding Corp., Senior Note, 5.850%, 9/15/2035	45,668,964
6,230,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,810,850
12,050,000	Verizon New York, Inc., Series A, 7.375%, 4/01/2032	12,240,812
32,790,000	Viacom, Inc., Senior Note, 6.875%, 4/30/2036	30,792,663
131,890,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	111,172,719
395,000	Washington Mutual, Inc., 4.625%, 4/01/2014	288,350
8,380,000	Washington Mutual, Inc., 5.500%, 8/24/2011	7,290,600
50,000,000	WellPoint, Inc., 6.375%, 6/15/2037(b)	45,119,000
101,985,000	Western Union Co., 6.200%, 11/17/2036	95,171,484
14,140,000	Westvaco Corp., 7.950%, 2/15/2031	13,219,967
12,655,000	Westvaco Corp., 8.200%, 1/15/2030	12,251,280
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(d)	7,044,500
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(d)	10,359,753
4,000,000	White Pine Hydro LLC, 7.260%, 7/20/2015(d)	3,803,932
600,000	Williams Cos., Inc., 7.875%, 9/01/2021	636,000
965,000	Williams Cos., Inc., Senior Note, 7.750%, 6/15/2031	1,003,600
8,600,000	Williams Cos., Inc., Series A, 7.500%, 1/15/2031	8,696,750
11,205,000	Willis North America, Inc., 6.200%, 3/28/2017	9,901,242
10,270,000	Woolworth Corp., 8.500%, 1/15/2022	9,602,450
18,050,000	Xerox Capital Trust I, Guaranteed Note, 8.000%, 2/01/2027	17,617,901
1,730,000	Xerox Corp., (MTN), 7.200%, 4/01/2016(b)	1,784,720
8,885,000	XTO Energy, Inc., 6.750%, 8/01/2037	9,009,514

		7,738,552,118

	Total Non-Convertible Bonds (Identified Cost $11,210,530,769)	10,840,537,803

Convertible Bonds — 3.6%
	Canada — 0.2%
745,000	Nortel Networks Corp., 1.750%, 4/15/2012	557,819

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Canada — continued
$30,767,000	Nortel Networks Corp., 2.125%, 4/15/2014(b)	$20,613,890

		21,171,709

	United States — 3.4%
25,280,000	Affymetrix Inc, 3.500%, 1/15/2038	20,571,600
12,755,000	Avnet, Inc., 2.000%, 3/15/2034	13,185,481
200,000	Builders Transport, Inc., Subordinated Note, 6.500%, 5/01/2011(g)	—
1,000,000	Builders Transport, Inc., Subordinated Note, 8.000%, 8/15/2005(g)	—
8,330,000	Countrywide Financial Corp., Zero Coupon, 4/15/2037	8,028,038
23,395,000	Countrywide Financial Corp., 0.426%, 5/15/2037(b)(c)	21,903,569
121,000	Dixie Group, Inc., Subordinated Note, 7.000%, 5/15/2012	109,656
5,111,000	EPIX Pharmaceuticals, Inc., Senior Note, Convertible, 3.000%, 6/15/2024	3,092,155
21,763,000	Host Hotels & Resorts, Inc., 144A, 2.625%, 4/15/2027	17,600,826
35,275,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	25,486,187
30,860,000	Incyte Corp., 3.500%, 2/15/2011(b)	28,699,800
12,005,000	Invitrogen Corp., 1.500%, 2/15/2024	11,494,787
44,035,000	iStar Financial, Inc., 3.198%, 10/01/2012(c)	34,347,300
6,365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	4,956,744
6,670,000	Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	6,453,225
3,790,000	Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	3,335,200
35,110,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	29,360,737
33,440,000	Level 3 Communications, Inc., 3.500%, 6/15/2012(b)	27,128,200
12,604,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	11,422,375
28,648,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	27,287,220
35,920,000	Level 3 Communications, Inc., 6.000%, 3/15/2010(b)	33,405,600
7,846,542	Liberty Media LLC, 3.500%, 1/15/2031	4,492,146
4,196,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(d)	3,944,240
24,081,000	Nektar Therapeutics, 3.250%, 9/28/2012	16,585,789
625,000	Nextel Communications, Inc., Senior Note, 5.250%, 1/15/2010	603,125
15,695,000	NII Holdings, Inc., 3.125%, 6/15/2012(b)	13,223,037
403,000	Preston Corp., Subordinated Note, 7.000%, 5/01/2011	373,783
311,000	Richardson Electronics Ltd., 7.750%, 12/15/2011	256,575
7,716,000	Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(f)	6,934,755
22,735,000	Valeant Pharmaceuticals International, Subordinated Note, 3.000%, 8/16/2010	20,830,944
28,222,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	24,200,365
11,035,000	Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	17,380,125

		436,693,584

	Total Convertible Bonds (Identified Cost $481,768,302)	457,865,293

Municipals — 0.9%
	United States — 0.9%
3,270,000	Alabama Public School & College Authority ( Capital Improvement), 4.500%, 12/01/2026	3,162,482
5,650,000	Chicago Board of Education, Series B, (FSA insured), 4.750%, 12/01/2031	5,540,221
1,725,000	Chicago O’Hare International Airport, Series A, (FSA insured), 4.500%, 1/01/2038	1,547,601
9,320,000	County of Harris TX, Series B, 4.500%, 10/01/2031	8,805,443
3,270,000	District of Columbia, Series A, (FGIC insured), 4.750%, 6/01/2036	3,063,532
3,270,000	Florida State Turnpike Authority (Department of Transportation), Series A, (MBIA insured), 3.500%, 7/01/2027	2,639,381
4,645,000	Green Bay Wisconsin Water System Revenue, (FSA insured), 3.500%, with various maturities to 2029	3,813,039
1,975,000	Grosse Pointe Public School System, (FGIC insured), 3.000%, 5/01/2027	1,442,422
5,185,000	Jea, Florida Water & Sewer Systems Revenue, (MBIA insured), 4.750%, 10/01/2041	4,856,167
3,275,000	Massachusetts School Building Authority, Series A, (AMBAC insured), 4.750%, 8/15/2032	3,201,247
13,095,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034	11,989,520
8,175,000	Omaha Public Power District, Series AA, (FGIC insured), 4.500%, 2/01/2034	7,392,980

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$3,435,000	San Diego Unified School District (Election 1998), Series F-1, (FSA insured), 4.500%, 7/01/2029	$3,187,233
1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, 3.750%, 8/01/2028	1,237,525
4,170,000	San Jose Redevelopment Agency Tax Allocation (Merged Area), Series C, (MBIA insured), 3.750%, 8/01/2028	3,397,633
5,175,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	4,895,550
14,415,000	State of California, 4.500%, 10/01/2029	13,268,719
4,190,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	3,834,311
3,620,000	State of California, 4.500%, 8/01/2030	3,317,730
2,680,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	2,045,751
12,645,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	11,373,419
3,270,000	State of Louisiana, Series C, (FSA insured), 3.250%, 5/01/2026	2,594,189
895,000	University of California Regents Medical Center, Series A, (MBIA insured), 4.750%, 5/15/2031	856,434
835,000	Wisconsin Housing & Economic Development Authority, Series E, 4.900%, 11/01/2035	792,782

	Total Municipals (Identified Cost $107,414,102)	108,255,311

	Total Bonds and Notes (Identified Cost $11,799,713,173)	11,406,658,407

Bank Loans — 1.5%
	United States — 1.5%
11,123,960	ALLTEL Corp., Term Loan B 2, 5.564%, 5/16/2015(h)	10,983,576
20,885,050	Calpine Corp., First Priority Term Loan, 5.685%, 3/29/2014(h)	19,901,782
115,888,090	Chrysler LLC, First Lien Term Loan, 6.480%, 8/03/2013(h)	59,586,179
2,964,059	Community Health System, Inc., Term Loan B, 4.859%, 7/25/2014(h)	2,790,247
477,925	Dole Food Co., Inc., LOC, 4.710%, 4/12/2013(h)	443,500
686,330	Dole Food Co., Inc., Term Loan, 4.866%, 4/12/2013(h)	636,894
2,551,279	Dole Food Co., Inc., Tranche C Term Loan, 4.793%, 4/12/2013(h)	2,367,510
2,485,000	Dresser, Inc., Second Lien Term Loan, 8.469%, 5/04/2015(h)	2,380,431
1,235,249	Dresser, Inc., Term Loan B, 5.215%, 5/04/2014(h)	1,185,394
1,641,667	Freescale Semiconductor, Inc., Term Loan B, 4.209%, 12/01/2013(h)	1,484,887
14,809,082	Georgia-Pacific Corp., First Lien Term Loan, 4.449%, 12/20/2012(h)	13,942,158
2,054,571	Georgia-Pacific Corp., Term Loan B2, 4.465%, 12/29/2012(h)	1,938,138
16,722,131	Hawaiian Telecom Communications, Inc., Term Loan C, 5.310%, 6/01/2014(h)	13,759,137
8,233,207	HCA, Inc., Term Loan B, 5.051%, 11/17/2013(h)	7,724,230
23,556,034	Idearc, Inc., Term Loan B, 4.787%, 11/17/2014(h)	18,815,382
6,000,000	Mega Bloks, Inc., Term Loan B, 8.250%, 7/26/2012(h)	5,160,000
11,566,583	Nuance Communications, Inc., Term Loan B2, 4.990%, 3/31/2013(h)	10,968,938
4,000,000	Tribune Co., Tranche X, 5.478%, 5/17/2009(h)	3,825,000
19,337,581	TXU Tech Co., Term Loan B2, 6.234%, 10/10/2014(h)	17,887,263

	Total Bank Loans (Identified Cost $ 209,334,432)	195,780,646

Shares
Common Stocks — 2.6%
	Israel — 0.0%
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	104,790

	United States — 2.6%
209,757	Apartment Investment & Management Co., (REIT), Class A(b)	7,144,324
889,730	Associated Estates Realty Corp., (REIT)(b)	9,529,008
7,238,800	Bristol-Myers Squibb Co.(b)	148,612,564
53,260	Chesapeake Energy Corp.(b)	3,513,030
2,309,175	ConAgra Foods, Inc.(b)	44,520,894
41,343	Corning, Inc.	952,956
182,500	Developers Diversified Realty Corp.(b), (REIT)	6,334,575
282,500	Duke Energy Corp.(b)	4,909,850
460,000	Equity Residential, (REIT)(b)	17,604,200
1,450,636	Federal Home Loan Mortgage Corp.(b)	23,790,430
477,725	KB Home(b)	8,087,884
549,450	Lennar Corp., Class A(b)	6,780,213
460,656	Owens-Illinois, Inc.(e)	19,204,749
117,700	Simon Property Group, Inc., (REIT)(b)	10,580,053
141,249	Spectra Energy Corp.(b)	4,059,496

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)
	United States — continued
359,449	Vertex Pharmaceuticals, Inc.(b)(e)	$12,030,758

		327,654,984

	Total Common Stocks (Identified Cost $378,589,790)	327,759,774

Preferred Stocks — 2.9%
	United States — 2.9%
366,477	AES Trust III, Convertible, 6.750%(b)	$17,774,135
3,215	Bank of America Corp., 7.250%	2,845,275
52,020	Chesapeake Energy Corp., 4.500%(b)	8,375,220
278,685	Chesapeake Energy Corp., Convertible, 5.000%	50,860,012
261,646	CIT Group, Inc., 6.350%	3,335,987
5,000	CIT Group, Inc., 8.750%	204,400
107,725	CMS Energy Trust I, Convertible, 7.750%	4,847,625
158,777	El Paso Energy Capital Trust I, Convertible, 4.750%	6,509,857
393	Entergy New Orleans, Inc., 4.750%	28,750
2,200,803	Federal Home Loan Mortgage Corp., Series Z, (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(b)	53,479,513
373,500	Federal Home Loan Mortgage Corp., 5.570%	6,719,265
92,200	Federal National Mortgage Association, 5.125%(b)	2,927,350
4,385,000	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(b)	100,635,750
42,700	FelCor Lodging Trust, Inc., (REIT) Convertible, 7.800%	817,705
1,458,359	Ford Motor Co. Capital Trust II, Convertible, 6.500%(b)	40,323,626
79,502	General Motors Corp., 6.250%(b)	1,054,197
73,204	Lehman Brothers Holdings, Inc., 5.670%	2,201,244
77,610	Lehman Brothers Holdings, Inc., 5.940%	2,478,087
39,450	Lehman Brothers Holdings, Inc., 6.000%	633,962
340,116	Lehman Brothers Holdings, Inc., 6.500%	5,812,582
10,160	Lehman Brothers Holdings, Inc., 7.250%	8,173,009
138,842	Lehman Brothers Holdings, Inc., 7.950%(b)	2,825,435
30,436	Lucent Technologies Capital Trust I, Convertible, 7.750%	23,131,360
35,000	Merrill Lynch & Co., Inc., 6.375%	590,100
81,975	Newell Financial Trust I, Convertible, 5.250%	3,688,875
332,275	Six Flags, Inc., 7.250%(b)	3,106,771
119,508	Sovereign Capital Trust, 4.375%	3,674,871
171,240	United Rentals Trust I, Convertible, 6.500%	5,479,680

	Total Preferred Stocks (Identified Cost $370,192,046)	362,534,643

Closed-End Investment Companies — 0.3%
	United States — 0.3%
199,046	BlackRock Senior High Income Fund, Inc.	939,497
1,033,275	Dreyfus High Yield Strategies	3,699,125
177,910	DWS High Income Trust	818,386
860,000	Highland Credit Strategies Fund(b)	11,506,800
110,211	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,024,962
141,612	Van Kampen High Income Trust II(b)	467,320
2,055,800	Western Asset High Income Opportunity Fund, Inc.	11,594,712
1,368,400	Western Asset Managed High Income Fund, Inc.(b)	7,813,564

	Total Closed-End Investment Companies (Identified Cost $41,292,759)	37,864,366

Principal Amount / Shares
Short-Term Investments — 6.8%
$587,285	Repurchase Agreement with State Street Corp., dated 6/30/2008 at 1.300% to be repurchased at $587,306 on 7/01/2008, collateralized by $590,000 United States Treasury Bill, due 9/18/2008 valued at $587,678 including accrued interest(i)	587,285
787,926,526	State Street Navigator Securities Lending Prime Portfolio(j)	787,926,526
70,881,300	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300% to be repurchased at $70,883,859 on 7/01/2008, collateralized by $9,980,000 Federal Farm Credit Bank, 4.875% due 12/16/2015 valued at $10,204,550 and $62,485,000 Federal Home Loan Bank Discount Note, Zero Coupon due 9/17/2008 valued at $62,094,469 including accrued interest(i)	70,881,300

	Total Short-Term Investments (Identified Cost $859,395,111)	859,395,111

	Total Investments — 104.4% (Identified Cost $13,658,517,311)(a)	13,189,992,947
	Other assets less liabilities—(4.4)%	(553,339,647)

	Net Assets — 100%	$12,636,653,300

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(‡)	Principal amount is in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital dividends received from the Fund’s investments in REITs. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2008, the net unrealized depreciation on investments based on a cost of $ 13,661,682,743 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$408,978,550
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(880,668,346)

Net unrealized depreciation	$(471,689,796)

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $772,776,422 and $787,926,526, respectively.

(c)	Variable rate security. Rate as of June 30, 2008 is disclosed.

(d)	Illiquid security. At June 30, 2008, the value of these securities amounted to $38,717,090 or 0.3% of net assets.

(e)	Non-income producing security.

(f)	Step Bond: Coupon rate is a fixed rate for an initial period and then resets at a specified date and rate.

(g)	Bankrupt issuer. Security remains in the Portfolio of Investments pending final resolution of bankruptcy proceedings.

(h)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2008.

(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(j)	Represents investment of securities lending collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $1,103,900,776 or 8.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guarantee Insurance Company
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Iceland Krona
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thailand Baht

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Unfunded Loan Commitment

As of June 30, 2008, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Community Health Systems, Inc.	$150,489

Net Asset Summary at June 30, 2008 (Unaudited)

Sovereigns	13.0%
Non-Captive Diversified	8.5
Wirelines	5.8
Pharmaceuticals	5.6
Banking	4.9
Non-Captive Consumer	4.7
Electric	4.5
Retailers	3.5
Healthcare	3.0
Supranational	2.7
Technology	2.5
Paper	2.4
Media Cable	2.3
Automotive	2.3
Treasuries	2.2
Pipelines	2.0
Other Investments, less than 2% each	27.7
Short-Term Investments	6.8

Total Investments	104.4
Other assets less liabilities	(4.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund

	Shares	Value (†)
COMMON STOCKS – 95.9% of Net Assets
Aerospace & Defense – 4.8%
Boeing Co.(b)	1,851	$121,648
United Technologies Corp.	2,850	175,845

		297,493

Beverages – 3.1%
PepsiCo, Inc.	3,016	191,787

Capital Markets – 7.4%
Franklin Resources, Inc.(b)	1,860	170,469
Goldman Sachs Group, Inc.	673	117,708
State Street Corp.	2,645	169,253

		457,430

Chemicals – 4.8%
Ecolab, Inc.	3,248	139,632
Praxair, Inc.	1,663	156,721

		296,353

Communications Equipment – 8.7%
Cisco Systems, Inc.(b)(c)	9,332	217,062
Corning, Inc.	8,588	197,954
Harris Corp.(b)	2,467	124,559

		539,575

Computers & Peripherals – 8.6%
Apple, Inc.(c)	1,202	201,263
EMC Corp.(b)(c)	8,901	130,756
Hewlett-Packard Co.	4,553	201,288

		533,307

Diversified Telecommunication Services – 2.4%
AT&T, Inc.	4,379	147,528

Energy Equipment & Services – 2.2%
Transocean, Inc.(b)(c)	881	134,256

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.(b)	2,068	145,050

Health Care Equipment & Supplies – 5.3%
Covidien Ltd.	3,174	152,003
Hologic, Inc.(b)(c)	3,319	72,354
Zimmer Holdings, Inc.(c)	1,520	103,436

		327,793

Hotels, Restaurants & Leisure – 1.3%
Marriott International, Inc., Class A(b)	3,174	83,286

Household Products – 2.2%
Colgate-Palmolive Co.(b)	1,924	132,948

Insurance – 5.7%
Aflac, Inc.(b)	3,204	201,211

1

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Insurance – continued
Everest Re Group Ltd.	1,868	$148,898

		350,109

IT Services – 2.2%
Broadridge Financial Solutions, Inc.(b)	6,543	137,730

Machinery – 9.6%
Danaher Corp.(b)	2,552	197,270
Eaton Corp.	2,260	192,032
Joy Global, Inc.(b)	1,828	138,617
Terex Corp.(b)(c)	1,298	66,678

		594,597

Media – 2.6%
DIRECTV Group, Inc. (The)(b)(c)	6,268	162,404

Oil, Gas & Consumable Fuels – 10.7%
ConocoPhillips(b)	2,222	209,735
Devon Energy Corp.	1,924	231,188
ExxonMobil Corp.	2,494	219,796

		660,719

Personal Products – 1.9%
Alberto-Culver Co.(b)	4,368	114,747

Pharmaceuticals – 4.7%
Abbott Laboratories	3,055	161,823
Novartis AG, ADR	2,386	131,326

		293,149

Semiconductors & Semiconductor Equipment – 1.8%
Texas Instruments, Inc.(b)	3,998	112,584

Specialty Retail – 1.4%
Gap, Inc. (The)(b)	5,166	86,117

Wireless Telecommunication Services – 2.2%
NII Holdings, Inc.(c)	2,886	137,056

TOTAL COMMON STOCKS (Identified Cost $4,946,031)		5,936,018

SHORT-TERM INVESTMENT – 26.3%
State Street Navigator Securities Lending Prime Portfolio(d) (Identified Cost $1,629,503)	1,629,503	1,629,503
TOTAL INVESTMENTS – 122.2% (Identified Cost $6,575,534)(a)		7,565,521
Other assets less liabilities—(22.2)%		(1,372,076)

NET ASSETS – 100.0%		$6,193,445

2

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2008, the net unrealized appreciation on investments based on cost of $6,575,534 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,271,115
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(281,128)

Net unrealized appreciation	$989,987

At September 30, 2007, the Fund had a capital loss carryforward of approximately $3,482,772 of which $1,693,070 expires on September 30, 2010, $1,662,157 expires on September 30, 2011, $110,150 expires on September 30, 2012 and $17,395 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $1,585,253 and $1,629,503, respectively.

(c)	Non-income producing security.

(d)	Represents investment of security lending collateral.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

3

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund - continued

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Oil, Gas & Consumable Fuels	10.7%
Machinery	9.6
Communications Equipment	8.7
Computers & Peripherals	8.6
Capital Markets	7.4
Insurance	5.7
Health Care Equipment & Supplies	5.3
Aerospace & Defense	4.8
Chemicals	4.8
Pharmaceuticals	4.7
Beverages	3.1
Media	2.6
Diversified Telecommunication Services	2.4
Food & Staples Retailing	2.3
IT Services	2.2
Wireless Telecommunication Services	2.2
Energy Equipment & Services	2.2
Household Products	2.2
Other Investments, less than 2% each	6.4
Short-Term Investment	26.3

Total Investments	122.2
Other assets less liabilities	(22.2)

Net Assets	100.0%

4

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 93.0% of Net Assets
	Aerospace & Defense – 2.8%
105,445	Northrop Grumman Corp.	$7,054,271
57,290	United Technologies Corp.	3,534,793

		10,589,064

	Beverages – 2.4%
213,666	Dr Pepper Snapple Group, Inc.(b)	4,482,712
86,075	Molson Coors Brewing Co., Class B	4,676,455

		9,159,167

	Capital Markets – 4.8%
125,343	Ameriprise Financial, Inc.	5,097,700
168,146	Bank of New York Mellon Corp.	6,360,963
63,372	Merrill Lynch & Co., Inc.	2,009,526
128,182	Morgan Stanley	4,623,525

		18,091,714

	Chemicals – 3.1%
113,657	E.I. du Pont de Nemours & Co.	4,874,749
70,449	Praxair, Inc.	6,639,114

		11,513,863

	Commercial Banks – 2.6%
92,196	PNC Financial Services Group, Inc.	5,264,391
158,739	U.S. Bancorp(c)	4,427,231

		9,691,622

	Communications Equipment – 0.7%
113,414	Nokia Oyj, Sponsored ADR	2,778,643

	Computers & Peripherals – 3.3%
144,317	Hewlett-Packard Co.	6,380,255
49,670	International Business Machines Corp.	5,887,385

		12,267,640

	Construction & Engineering – 1.2%
62,567	Foster Wheeler Ltd.(b)	4,576,776

	Consumer Finance – 0.6%
165,971	Discover Financial Services	2,185,838

	Containers & Packaging – 2.5%
112,336	Owens-Illinois, Inc.(b)	4,683,288
228,288	Pactiv Corp.(b)	4,846,554

		9,529,842

	Diversified Financial Services – 4.5%
158,957	Bank of America Corp.	3,794,304
259,118	Citigroup, Inc.	4,342,818
202,851	JPMorgan Chase & Co.	6,959,818
38,691	Leucadia National Corp.	1,816,155

		16,913,095

	Diversified Telecommunication Services – 3.9%
439,358	AT&T, Inc.	14,801,971

	Electric Utilities – 1.9%
81,497	Exelon Corp.	7,331,470

	Electrical Equipment – 2.2%
123,565	ABB Ltd., Sponsored ADR(b)	3,499,361
76,083	General Cable Corp.(b)(c)	4,629,650

		8,129,011

	Energy Equipment & Services – 5.3%
182,418	BJ Services Co.	5,826,431
171,681	Halliburton Co.	9,111,111
78,464	Tidewater, Inc.(c)	5,102,514

		20,040,056

	Food & Staples Retailing – 1.7%
112,967	Wal-Mart Stores, Inc.	6,348,745

	Food Products – 2.4%
246,025	ConAgra Foods, Inc.	4,743,362
152,223	Kraft Foods, Inc., Class A	4,330,744

		9,074,106

	Gas Utilities – 1.5%
82,366	Equitable Resources, Inc.	5,688,196

	Health Care Equipment & Supplies – 1.9%
153,330	Covidien Ltd.	7,342,974

	Health Care Providers & Services – 0.7%
97,417	UnitedHealth Group, Inc.	2,557,196

	Hotels, Restaurants & Leisure – 1.7%
112,926	McDonald’s Corp.	6,348,700

	Household Durables – 0.9%
79,135	Sony Corp., Sponsored ADR	3,461,365

	Independent Power Producers & Energy Traders – 1.2%
106,722	NRG Energy, Inc.(b)(c)	4,578,374

	Industrial Conglomerates – 2.8%
194,053	General Electric Co.	5,179,274
50,037	Siemens AG, Sponsored ADR	5,510,575

		10,689,849

	Insurance – 6.5%
148,342	Allstate Corp.	6,762,912
140,307	American International Group, Inc.	3,712,523
1,603	Berkshire Hathaway, Inc., Class B(b)	6,431,236
82,366	Metlife, Inc.	4,346,454
52,106	Prudential Financial, Inc.	3,112,812

		24,365,937

	IT Services – 1.1%
193,000	Broadridge Financial Solutions, Inc.	4,062,650

	Media – 6.5%
263,516	Comcast Corp., Class A	4,998,898
237,680	DIRECTV Group, Inc. (The)(b)(c)	6,158,289
394,893	News Corp., Class A	5,939,191
503,575	Time Warner, Inc.	7,452,910

		24,549,288

	Multi-Utilities & Unregulated Power – 1.2%
115,832	PG&E Corp.(c)	4,597,372

	Oil, Gas & Consumable Fuels – 8.5%
156,489	ExxonMobil Corp.	13,791,376
135,784	Spectra Energy Corp.	3,902,432
123,288	Total SA, Sponsored ADR	10,512,768
56,661	XTO Energy, Inc.(c)	3,881,845

		32,088,421

	Paper & Forest Products – 0.9%
68,294	Weyerhaeuser Co.(c)	3,492,555

	Personal Products – 1.0%
82,939	Estee Lauder Cos., Inc./The, Class A(c)	3,852,517

	Pharmaceuticals – 7.2%
209,198	Bristol-Myers Squibb Co.	4,294,835
91,009	Johnson & Johnson	5,855,519
87,280	Novartis AG, ADR	4,803,891
268,625	Pfizer, Inc.	4,692,879
391,355	Schering-Plough Corp.	7,705,780

		27,352,904

	Semiconductors & Semiconductor Equipment – 1.2%
236,099	Applied Materials, Inc.	4,507,130

	Software – 1.3%
182,944	Microsoft Corp.	5,032,789

1

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Specialty Retail – 1.0%
222,630	Gap, Inc. (The)	$3,711,242

	Total Common Stocks (Identified Cost $373,989,518)	351,302,082

Principal Amount/ Shares
Short-Term Investments – 11.3%
$11,043,000	General Electric Capital Corp., Commercial Paper, 0.800%, 7/1/2008(d)	11,043,000
31,538,386	State Street Navigator Securities Lending Prime Portfolio(e)	31,538,386

	Total Short-Term Investments (Identified Cost $42,581,386)	42,581,386

	Total Investments - 104.3% (Identified Cost $416,570,904)(a)	393,883,468
	Other assets less liabilities — (4.3)%	(16,357,465)

	Net Assets — 100.0%	$377,526,003

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2008, the net unrealized depreciation on investments based on a cost of $416,570,904 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$22,843,935
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(45,531,371)

Net unrealized depreciation	$(22,687,436)

2

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(b)	Non-income producing security.

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $31,218,446 and $31,538,386, respectively.

(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(e)	Represents investment of securities lending collateral.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at June 30, 2008 (Unaudited)

Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	7.2
Media	6.5
Insurance	6.5
Energy Equipment & Services	5.3
Capital Markets	4.8
Diversified Financial Services	4.5
Diversified Telecommunication Services	3.9
Computers & Peripherals	3.3
Chemicals	3.1
Aerospace & Defense	2.8
Industrial Conglomerates	2.8
Commercial Banks	2.6
Containers & Packaging	2.5
Beverages	2.4
Food Products	2.4
Electrical Equipment	2.2
Other Investments, less than 2% each	21.7
Short-Term Investments	11.3

Total Investments	104.3
Other assets less liabilities	(4.3)

Net Assets	100.0%

3

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
Bonds and Notes – 26.6% of Net Assets
Non-Convertible Bonds – 25.8%
	Argentina – 0.1%
$68,750	Republic of Argentina, 3.092%, 8/03/2012(b)	$58,318
570,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	438,900

		497,218

	Australia – 0.2%
925,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	880,185

	Austria – 0.0%
95,000	Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A	73,150

	Bermuda – 0.1%
385,000	Noble Group Ltd., 8.500%, 5/30/2013, 144A	379,225

	Brazil – 0.4%
2,096,229	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2010, (BRL)	1,239,830
170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A(c)	163,200

		1,403,030

	Canada – 0.1%
100,000	Bombardier, Inc., 7.250%, 11/15/2016, (EUR), 144A	150,360
25,000	Canadian Pacific Railway Ltd., 4.900%, 6/15/2010, (CAD), 144A	24,510
100,000	GMAC Canada Ltd., Series EMTN, 6.625%, 12/17/2010, (GBP)	158,235
50,000	Nortel Networks Corp., 6.875%, 9/01/2023	35,500
180,000	Shaw Communications, Inc., 6.150%, 5/09/2016, (CAD)	172,847

		541,452

	Cayman Islands – 0.4%
360,000	DASA Finance Corp., 8.750%, 5/29/2018, 144A	366,300
370,000	Embraer Overseas Ltd., 6.375%, 1/24/2017	360,750
100,000	LPG International, Inc., 7.250%, 12/20/2015(c)	102,375
175,000	Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A	180,250
781,000	Vale Overseas Ltd., 6.875%, 11/21/2036	725,342

		1,735,017

	Colombia – 0.2%
40,000	Republic of Colombia, 8.125%, 5/21/2024(c)	46,100
45,000,000	Republic of Colombia, 9.850%, 6/28/2027, (COP)	18,353
94,000,000	Republic of Colombia, 11.750%, 3/01/2010, (COP)	49,125
1,361,000,000	Republic of Colombia, 12.000%, 10/22/2015, (COP)	682,740

		796,318

	France – 0.4%
135,000	Alcatel-Lucent, Series EMTN, 6.375%, 4/07/2014, (EUR)	178,543
100,000	BNP Paribas, (fixed rate to 4/12/2016, variable rate thereafter) 4.730%, 4/29/2049, (EUR)	129,538
1,665,190,000	BNP Paribas SA, Series EMTN, Zero Coupon, 6/13/2011, (IDR), 144A	127,725
35,000	Lafarge SA, Series EMTN, 4.750%, 3/23/2020, (EUR)	44,874
250,000	Lafarge SA, Series EMTN, 5.375%, 6/26/2017, (EUR)	351,991
35,000	PPR SA, Series EMTN, 4.000%, 1/29/2013, (EUR)	49,037
240,000	Veolia Environnement, Series EMTN, 4.000%, 2/12/2016, (EUR)	334,976
25,000	Veolia Environnement, Series EMTN, 5.125%, 5/24/2022, (EUR)	34,895
100,000	Wendel, 4.375%, 8/09/2017, (EUR)	102,167
200,000	Wendel, 4.875%, 5/26/2016, (EUR)	229,381

		1,583,127

	Germany – 0.5%
12,000,000	Kreditanstalt fuer Wiederaufbau, 2.050%, 2/16/2026, (JPY)	110,499
1,025,000	Republic of Germany, 4.000%, 1/04/2037, (EUR)	1,395,560
445,000	Republic of Germany, Series 150, 4.000%, 4/13/2012, (EUR)	683,858

		2,189,917

	India – 0.1%
500,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter) 6.365%, 11/28/2021	451,531
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter) 6.375%, 4/30/2022, 144A	89,617

		541,148

	Indonesia – 0.2%
405,000	Indonesia Government International Bond, 7.750%, 1/17/2038, 144A	380,700
2,959,000,000	Indonesia Treasury Bond, 11.000%, 12/15/2012, (IDR)	299,095

		679,795

	Ireland – 0.2%
100,000	Depfa ACS Bank, 4.875%, 5/21/2019, (EUR)	154,295
20,000,000	Depfa ACS Bank, Series EMTN, 1.650%, 12/20/2016, (JPY)	182,547
555,000	Elan Financial PLC, 7.750%, 11/15/2011	538,350

		875,192

	Italy – 0.0%
100,000	Telecom Italia SpA, 5.375%, 1/29/2019, (EUR)	137,872

	Japan – 0.3%
145,000,000	Japan Government, 0.900%, 9/15/2009, (JPY)	1,368,160

	Korea – 0.2%
460,000	Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A	458,850

1

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)		Description	Value(†)
		Korea – continued
$140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	$134,048

			592,898

		Luxembourg – 0.0%
10,000		Telecom Italia Capital, 6.000%, 9/30/2034	8,558
10,000		Telecom Italia Capital, 6.375%, 11/15/2033	8,903

			17,461

		Malaysia – 0.0%
200,000		Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	150,000

		Mexico – 0.3%
340,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	348,075
295,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	296,475
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	649,489

			1,294,039

		Netherlands – 0.3%
50,000		Bite Finance International, 8.458%, 3/15/2014, (EUR), 144A(b)	62,978
150,000		Cemex Finance Europe BV, 4.750%, 3/05/2014, (EUR)	201,044
230,000		Excelcomindo Finance Co., 7.125%, 1/18/2013, 144A	229,713
50,000		Koninklijke KPN NV, Series GMTN, 4.750%, 1/17/2017, (EUR)	69,457
100,000		Majapahit Holding BV, 7.250%, 6/28/2017, 144A	89,500
385,000		Netherlands Government Bond, 4.000%, 1/15/2037, (EUR)	517,118
50,000		OI European Group BV, 6.875%, 3/31/2017, (EUR), 144A	73,999

			1,243,809

		Poland – 0.3%
2,600,000		Poland Government Bond, 5.750%, 3/24/2010, (PLN)	1,196,625

		Singapore – 0.5%
2,705,000		Government of Singapore, 4.625%, 7/01/2010, (SGD)	2,115,791

		South Africa – 0.3%
130,000		Edcon Proprietary Ltd., 8.208%, 6/15/2014, (EUR), 144A(b)	134,065
450,000		Edcon Proprietary Ltd., 8.208%, 6/15/2014, (EUR)(b)	464,069
285,000		Republic of South Africa, 4.500%, 4/05/2016, (EUR)	384,776

			982,910

		Supranational – 0.8%
190,000,000		Asia Development Bank, 2.350%, 6/21/2027, (JPY)(i)	1,831,318
59,000,000		European Investment Bank, 1.250%, 9/20/2012, (JPY)	556,204
40,000,000		European Investment Bank, 1.400%, 6/20/2017, (JPY)	369,685
530,000		European Investment Bank, Series EMTN, 6.500%, 8/12/2014, (PLN)	250,961

			3,008,168

		Thailand – 0.1%
330,000		True Move Co. Ltd., 10.375%, 8/01/2014	284,828
100,000		True Move Co. Ltd., 10.375%, 8/01/2014, 144A	85,000

			369,828

		United Arab Emirates – 0.1%
500,000		DP World Ltd., 6.850%, 7/02/2037, 144A	429,036

		United Kingdom – 0.4%
60,000		BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	103,715
100,000		FCE Bank PLC, Series EMTN, 7.875%, 2/15/2011, (GBP)	168,311
1,500,000		HSBC Bank, Zero Coupon, 6/04/2013, (MYR), 144A	376,343
1,229,424,500		JPMorgan Chase London, Zero Coupon, 10/21/2010, (IDR), 144A	102,181
165,000		Lloyds TSB Bank PLC, (fixed rate to 5/12/2017, variable rate thereafter) 4.385%, 5/29/2049, (EUR)	202,692
250,000		Standard Chartered Bank, 5.875%, 9/26/2017, (EUR)	363,966
65,000		United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	129,593

			1,446,801

		United States – 18.8%
50,000		Albertson’s, Inc., 6.625%, 6/01/2028	42,882
500,000		Albertson’s, Inc., 7.450%, 8/01/2029	472,980
15,000		Amkor Technology, Inc., 7.750%, 5/15/2013	13,912
100,000		Anadarko Petroleum Corp., 5.950%, 9/15/2016	100,054
75,000		Anadarko Petroleum Corp., 6.450%, 9/15/2036	74,032
60,000		Arrow Electronics, Inc., 6.875%, 7/01/2013	61,278
100,000		ASIF Global Financing XXVII, 2.380%, 2/26/2009, (SGD), 144A	73,417
325,000		AT&T, Inc., 6.500%, 9/01/2037	314,541
42,865		Atlas Air, Inc., Series B, 7.680%, 1/02/2014(d)	45,866
145,000		Avnet, Inc., 6.000%, 9/01/2015	140,565
349,720,000		Barclays Financial LLC, Zero Coupon, 3/23/2009, (KRW), 144A	337,601
110,000,000		Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	105,946
220,000,000		Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A	213,701
310,000		Borden, Inc., 7.875%, 2/15/2023	186,000
410,000		Borden, Inc., 8.375%, 4/15/2016	274,700

2

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	United States – continued
$5,000	Boston Scientific Corp., 5.450%, 6/15/2014	$4,613
30,000	Boston Scientific Corp., 6.400%, 6/15/2016	28,200
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	52,800
50,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	66,928
250,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	356,220
15,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	14,025
70,000	Chesapeake Energy Corp., 6.875%, 1/15/2016	67,550
75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	70,500
25,000	CIT Group, Inc., 5.125%, 9/30/2014	17,906
35,000	CIT Group, Inc., 5.400%, 2/13/2012	27,784
20,000	CIT Group, Inc., 5.400%, 1/30/2016	13,774
25,000	CIT Group, Inc., 5.600%, 4/27/2011	19,936
35,000	CIT Group, Inc., 5.650%, 2/13/2017	24,145
505,000	CIT Group, Inc., 5.800%, 10/01/2036	388,698
2,702,000	CIT Group, Inc., 7.625%, 11/30/2012	2,245,843
270,000	CIT Group, Inc., Series EMTN, 3.800%, 11/14/2012, (EUR)	304,891
50,000	CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016, (GBP)	65,987
150,000	CIT Group, Inc., Series GMTN, 4.250%, 9/22/2011, (EUR)	177,796
55,000	CIT Group, Inc., Series GMTN, 5.000%, 2/13/2014	39,495
20,000	CIT Group, Inc., Series GMTN, 5.000%, 2/01/2015	13,829
50,000	CIT Group, Inc., Series MTN, 4.250%, 3/17/2015, (EUR)	53,174
120,000	Citi Credit Card Issuance Trust, 5.375%, 4/10/2013, (EUR)	181,808
5,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	2,950
820,000	Clear Channel Communications, Inc., 5.500%, 12/15/2016	479,700
75,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	50,531
25,000	Colonial Realty LP, 6.050%, 9/01/2016	21,888
35,000	Comcast Corp., 5.650%, 6/15/2035	29,741
965,000	Comcast Corp., 6.950%, 8/15/2037	949,163
131,515	Continental Airlines, Inc., Series 1999-1C, 6.954%, 8/02/2009	123,459
30,000	Countrywide Financial Corp., Series A, MTN, 3.079%, 12/19/2008(b)	29,251
90,000	Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	81,935
190,000	CSX Corp., 6.250%, 3/15/2018	182,903
265,000	Cummins, Inc., 5.650%, 3/01/2098	181,953
160,000	Cummins, Inc., 7.125%, 3/01/2028	151,816
10,000	D.R. Horton, Inc., 5.250%, 2/15/2015	7,950
368,385	Delta Air Lines, Inc., Class B, Series 2007-1, 8.021%, 8/10/2022	291,024
372,998	Delta Air Lines, Inc., Class C, Series 2007-1, 8.954%, 8/10/2014	298,398
50,000	Dillard’s, Inc., 6.625%, 1/15/2018(c)	36,500
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	31,500
16,000	ESI Tractebel Acquisition Corp., Series B, 7.990%, 12/30/2011	16,280
200,000	Federal National Mortgage Association, 2.290%, 2/19/2009, (SGD)	147,483
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	140,250
10,000	Ford Motor Co., 6.625%, 2/15/2028	5,450
1,750,000	Ford Motor Co., 6.625%, 10/01/2028	936,250
15,000	Ford Motor Co., 7.125%, 11/15/2025(c)	8,400
595,000	Ford Motor Co., 7.450%, 7/16/2031	346,587
1,405,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	1,198,704
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,656,925
105,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	76,310
170,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	144,212
390,000	Ford Motor Credit Co. LLC, 9.750%, 9/15/2010	340,034
388,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016(c)	295,850
8,000,000	General Electric Capital Corp. Series EMTN, 1.500%, 4/26/2012, (JPY)	73,022
45,000	General Motors Corp., 7.400%, 9/01/2025	23,175
710,000	General Motors Corp., 8.250%, 7/15/2023	413,575
3,015,000	General Motors Corp., 8.375%, 7/15/2033	1,786,387
120,000	Georgia Gulf Corp., 10.750%, 10/15/2016	72,000
3,375,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	2,818,125

3

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	United States – continued
$35,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	$30,800
525,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	485,625
505,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	467,125
455,000	GMAC LLC, 6.000%, 12/15/2011	313,105
205,000	GMAC LLC, 6.625%, 5/15/2012	140,633
420,000	GMAC LLC, 6.750%, 12/01/2014	277,387
45,000	GMAC LLC, 6.875%, 9/15/2011	32,336
95,000	GMAC LLC, 6.875%, 8/28/2012	65,054
100,000	GMAC LLC, 7.000%, 2/01/2012	69,511
100,000	GMAC LLC, 7.250%, 3/02/2011	73,501
3,170,000	GMAC LLC, 8.000%, 11/01/2031	2,062,332
150,000	Goldman Sachs Group, Inc. (The), 5.208%, 5/23/2016, (EUR)(b)	215,460
400,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	776,973
165,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	137,775
25,000	GTE Corp., 6.940%, 4/15/2028	24,750
20,000	HCA, Inc., 5.750%, 3/15/2014	16,650
55,000	HCA, Inc., 6.250%, 2/15/2013	47,712
90,000	HCA, Inc., 6.375%, 1/15/2015	74,700
15,000	HCA, Inc., 6.500%, 2/15/2016	12,488
40,000	HCA, Inc., 6.750%, 7/15/2013	35,100
225,000	HCA, Inc., 7.050%, 12/01/2027	170,391
245,000	HCA, Inc., 7.190%, 11/15/2015	211,035
90,000	HCA, Inc., 7.500%, 12/15/2023	73,181
250,000	HCA, Inc., 7.500%, 11/06/2033	192,500
110,000	HCA, Inc., 7.580%, 9/15/2025	89,221
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,059,010
75,000	HCA, Inc., 7.750%, 7/15/2036	59,313
395,000	HCA, Inc., 8.360%, 4/15/2024	336,205
395,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	341,140
260,000	Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	249,600
25,000	Home Depot, Inc., 5.400%, 3/01/2016	22,956
1,285,000	Home Depot, Inc., 5.875%, 12/16/2036	1,049,750
960,000	HSBC Bank USA, Zero Coupon, 4/18/2012, (MYR), 144A	272,825
500,000	HSBC Bank USA, Zero Coupon, 5/17/2012, (MYR), 144A	140,719
100,000	HSBC Bank USA, 3.310%, 8/25/2010, 144A	117,330
250,000	iStar Financial, Inc., 5.150%, 3/01/2012	206,250
60,000	iStar Financial, Inc., 5.500%, 6/15/2012	49,200
105,000	iStar Financial, Inc., 5.650%, 9/15/2011	89,775
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014,	29,400
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	55,387
300,000	iStar Financial, Inc., 5.875%, 3/15/2016	236,347
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013,	779,000
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	116,000
985,000	iStar Financial, Inc., 8.625%, 6/01/2013	901,275
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,461
125,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	104,399
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	14,834
5,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	4,489
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,086
780,965	JPMorgan Chase & Co., Series EMTN, Zero Coupon, 6/08/2012, (MYR), 144A	203,421
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	161,200
15,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	9,750
250,000	Kellwood Co., 7.625%, 10/15/2017(e)	161,250
225,000	Lehman Brothers Holdings, Inc., 5.000%, 1/26/2010, (GBP)	422,008
75,000	Lehman Brothers Holdings, Inc., (fixed rate to 5/03//2027, variable rate thereafter) 6.000%, 5/03/2032	57,341
1,530,000	Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037	1,317,021
30,000	Lennar Corp., 5.125%, 10/01/2010	26,100
1,090,000	Lennar Corp., 5.600%, 5/31/2015	797,062
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	10,950
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	42,144
15,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	12,900

4

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	United States – continued
$10,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	$9,100
155,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	118,575
130,000	MBNA Credit Card Master Note Trust, Series 03A5, 4.150%, 4/19/2010, (EUR)	195,842
500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	248,737
90,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	90,897
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	411,082
100,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	102,125
80,000	News America, Inc., 6.150%, 3/01/2037	73,657
25,000	News America, Inc., 6.400%, 12/15/2035	23,658
305,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	253,150
115,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	97,175
185,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	148,462
250,000	NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	206,562
170,000	Northern Telecom Capital Corp., 7.875%, 6/15/2026	121,550
1,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	941,250
100,000	Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	147,998
565,000	Owens Corning, Inc., 6.500%, 12/01/2016	514,420
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	446,943
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	40,600
950,000	Petrobras International Finance Co., 5.875%, 3/01/2018	913,847
50,000	Pulte Homes, Inc., 5.200%, 2/15/2015	40,750
540,000	Pulte Homes, Inc., 6.000%, 2/15/2035	421,200
695,000	Pulte Homes, Inc., 6.375%, 5/15/2033	538,625
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,094,700
670,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	536,000
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	345,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	51,150
325,000	Qwest Corp., 6.875%, 9/15/2033	268,125
115,000	Qwest Corp., 7.250%, 9/15/2025	101,775
58,000	R.H. Donnelley Corp., 6.875%, 1/15/2013	34,510
735,000	R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A	437,325
50,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	29,750
60,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	35,700
18,000	R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016	10,800
155,000	RBS Capital Trust, (fixed rate to 1/12/2016, variable rate thereafter) 4.243%, 12/29/2049, (EUR)	182,225
5,000	Residential Capital LLC, 8.375%, 6/30/2010(c)	2,100
195,000	Residential Capital LLC, 8.500%, 6/01/2012	76,050
345,000	Residential Capital LLC, 8.500%, 4/17/2013	134,550
175,000	Residential Capital LLC, 8.875%, 6/30/2015	68,250
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	79,583
20,000	Reynolds American, Inc., 7.250%, 6/15/2037	19,683
415,000	Six Flags, Inc., 9.625%, 6/01/2014(c)	230,325
100,000	Six Flags, Inc., 9.750%, 4/15/2013(c)	56,750
20,000	SLM Corp., 4.000%, 1/15/2010	18,631
30,000	SLM Corp., 5.125%, 8/27/2012	26,103
228,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	197,143
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	7,637
85,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	74,865
75,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	65,890
30,000	SLM Corp., Series A, MTN, 5.400%, 10/25/2011	27,396
20,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	15,059
1,600(†††)	SLM Corp., Series A, MTN, 6.000%, 12/15/2043	27,900
595,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	570,805
120,000	SLM Corp., Series MTN, 5.050%, 11/14/2014	101,915
434,000	Sprint Capital Corp., 6.875%, 11/15/2028	361,305
420,000	Sprint Capital Corp., 6.900%, 5/01/2019	368,550
26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	22,360
20,000	Tenet Healthcare Corp., 6.500%, 6/01/2012	18,850
265,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	190,800
23,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	21,620

5

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	United States – continued
$750,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(c)	$731,443
10,000	Time Warner, Inc., 6.500%, 11/15/2036	8,902
395,000	Time Warner, Inc., 6.625%, 5/15/2029	359,441
160,000	Time Warner, Inc., 6.950%, 1/15/2028	153,524
115,000	Time Warner, Inc., 7.625%, 4/15/2031	116,753
75,000	Time Warner, Inc., 7.700%, 5/01/2032	76,785
105,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	90,930
375,000	Toys R Us, Inc., 7.375%, 10/15/2018	277,500
200,000	Transcontinental Gas Pipe Line Corp., 6.400%, 4/15/2016	199,750
3,150,000	TXU Corp., Series P, 5.550%, 11/15/2014	2,466,050
2,570,000	TXU Corp., Series Q, 6.500%, 11/15/2024	1,896,151
30,000	TXU Corp., Series R, 6.550%, 11/15/2034	21,857
1,215,000	U.S Treasury Bonds, 3.500%, 2/15/2018(c)	1,169,532
3,700,000	U.S. Treasury Bonds, 4.250%, 11/15/2017(c)	3,779,491
3,385,000	U.S. Treasury Bonds, 4.500%, 2/15/2036(c)	3,360,936
8,000,000	U.S. Treasury Bonds, 4.750%, 2/15/2037(c)	8,261,248
785,000	U.S Treasury Notes, 2.625%, 5/31/2010(c)	785,491
1,110,000	United Rentals North America, Inc., 7.000%, 2/15/2014	860,250
2,050,000	United Rentals North America, Inc., 7.750%, 11/15/2013(c)	1,640,000
770,000	United States Steel Corp., 6.650%, 6/01/2037	678,349
50,000	USG Corp., 6.300%, 11/15/2016	40,250
230,000	USG Corp., 7.750%, 1/15/2018	201,250
90,000	Verizon Communications, 5.850%, 9/15/2035	79,325
5,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	3,861
250,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	253,959
70,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	65,736
140,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	118,009
185,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	293,677
100,000	Williams Cos., Inc., 7.500%, 1/15/2031	101,125
20,000	Xerox Corp., 7.200%, 4/01/2016	20,633

		75,832,894

	Uruguay – 0.5%
34,534,733	Republic of Uruguay, 4.250%, 4/05/2027, (UYU)	1,835,670

	Total Non-Convertible Bonds (Identified Cost $108,389,543)	104,196,736

Convertible Bonds – 0.8%
	United States – 0.8%
95,000	Builders Transportation, Inc., 8.000%, 8/15/2005(f)	—
56,000	Countrywide Financial Corp., Series A, Zero Coupon, 4/15/2037	53,970
178,000	Countrywide Financial Corp., Series B, 0.426%, 5/15/2037(b)	166,652
430,000	iStar Financial, Inc., 3.291%, 10/01/2012(b)	335,400
365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	284,244
140,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	117,075
440,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	356,950
185,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	167,656
95,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	90,488
145,000	Level 3 Communications, Inc., 6.000%, 3/15/2010	134,850
200,000	NII Holdings, Inc., 3.125%, 6/15/2012	168,500
500,000	Valeant Pharmaceuticals International, 3.000%, 8/16/2010	458,125
80,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	68,600
583,000	Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	918,225

	Total Convertible Bonds (Identified Cost $3,148,369)	3,320,735

	Total Bonds and Notes (Identified Cost $111,537,912)	107,517,471

Bank Loans – 0.0%
	United States – 0.0%
56,380	Hawaiian Telecom Communication, Inc., Term Loan C, 5.310%, 6/01/2014(g)	46,390
124,684	Idearc, Inc., Term Loan B, 4.787%, 11/17/2014(g)	99,591
20,000	Tribune Co., Tranche X, 5.478%, 5/17/2009(g)	19,125
4,101	Dole Food Co., Inc., LOC, 4/12/2013(h)	3,805
2,353	Dole Food Co., Inc., Term Loan, 4/12/2013(h)	2,183
5,889	Dole Food Co., Inc., Tranche C Term Loan, 4/12/2013(h)	5,465

	Total Bank Loans (Identified Cost $175,400)	176,559

6

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 68.4%
	Argentina – 1.3%
71,063	Tenaris SA ADR	$5,294,193

	Brazil – 2.5%
76,686	Cia Siderurgica Nacional SA	3,419,322
195,470	Petroleo Brasileiro SA	6,883,090

		10,302,412

	Canada – 3.2%
37,955	Potash Corp. of Saskatchewan, Inc.	8,675,374
35,876	Research In Motion Ltd.(d)	4,193,905

		12,869,279

	China – 2.0%
362,425	China Mobile Ltd.	4,864,773
1,416,500	Li Ning Co. Ltd.	3,282,589

		8,147,362

	Finland – 0.9%
147,260	Nokia OYJ ADR	3,607,870

	France – 3.8%
91,719	ArcelorMittal(c)	9,086,601
31,665	Total SA	2,695,272
39,143	UBISOFT Entertainment(d)	3,423,126

		15,204,999

	Germany – 1.0%
36,836	Siemens AG (Registered)	4,083,638

	Hong Kong – 0.8%
299,700	Esprit Holdings Ltd.	3,120,627

	India – 0.8%
197,996	Bharti Airtel Ltd.(d)	3,327,742

	Indonesia – 1.1%
5,067,000	Bumi Resources TBK PT	4,522,066

	Japan – 2.4%
11,300	Nintendo Co. Ltd.	6,407,926
437	Sumitomo Mitsui Financial Group, Inc.(c)	3,286,328

		9,694,254

	Mexico – 1.2%
1,788,328	America Movil SAB de CV, Series L(c)	4,725,246

	Spain – 1.4%
112,122	Gamesa Corporation Tecnologica SA	5,489,124

	Switzerland – 4.0%
314,558	ABB Ltd.(d)	8,873,765
78,566	Actelion Ltd.(c)(d)	4,190,987
47,330	Julius Baer Holding, Ltd., Registered	3,174,090

		16,238,842

	United Kingdom – 5.0%
312,532	Capita Group PLC	4,263,380
494,544	Man Group PLC	6,109,304
11,006	Rio Tinto PLC	5,447,970
160,632	Standard Chartered plc	4,549,040

		20,369,694

	United States – 37.0%
60,262	Apple, Inc.(d)	10,090,269
89,642	AT&T, Inc.	3,020,039
127,958	BJ Services Co.(c)	4,086,978
23,774	BlackRock, Inc.(c)	4,207,998
214,119	Broadcom Corp., Class A(d)	5,843,307
93,015	Covidien Ltd.	4,454,488
61,826	Cummins, Inc.	4,050,840
26,683	ExxonMobil Corp.	2,351,573
18,625	First Solar, Inc.(d)	5,081,272
40,058	Flowserve Corp.(c)	5,475,929
18,559	Fluor Corp.	3,453,459
55,993	Freeport-McMoRan Copper & Gold, Inc.(c)	6,561,820
52,479	General Cable Corp.(c)(d)	3,193,347
102,130	Gilead Sciences, Inc.(d)	5,407,783
21,096	Goldman Sachs Group, Inc.	3,689,690
16,307	Google, Inc. Class A(d)	8,584,331
14,174	Intuitive Surgical, Inc.(d)	3,818,476
121,242	JPMorgan Chase & Co.	4,159,813
33,736	MasterCard, Inc., Class A(c)	8,957,583
99,039	McDonald’s Corp.	5,567,973
76,554	Monsanto Co.	9,679,488
192,762	News Corp., Class A	2,899,140
179,928	Oracle Corp.(d)	3,778,488
26,934	Priceline.com, Inc.(c)(d)	3,109,800
171,234	QUALCOMM, Inc.	7,597,653
167,162	Southwestern Energy Co.(d)	7,958,583
45,650	Transocean, Inc.(d)	6,956,603
70,254	Visa, Inc., Class A(d)	5,712,353

		149,749,076

	Total Common Stocks (Identified Cost $266,024,286)	276,746,424

Preferred Stocks – 0.2%
	United States – 0.2%
10,540	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter) 8.375%	256,122
15,000	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter) 8.250%	344,250
245	Lucent Technologies Capital Trust, 7.750%	186,200

	Total Preferred Stocks (Identified Cost $835,144)	786,572

7

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount(‡)/ Shares	Description	Value(†)
Short-Term Investments – 17.7%
$742	Repurchase Agreement with State Street Corp. dated 6/30/2008 at 1.300%, to be repurchased at $742 on 7/1/2008 collateralized by $5,000 United States Treasury Bill, Zero Coupon due 9/18/2008 valued at $4,980 including accrued interest(j)	$742
12,189,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08 at 1.300% to be repurchased at $12,189,440 on 7/1/08 collateralized by $12,115,000 Federal Home Loan Mortgage Corp., 6.000% due 8/15/2013 valued at $12,433,019 including accrued interest(j)	12,189,000
59,548,212	State Street Navigator Securities Lending Prime Portfolio(k)	59,548,212

	Total Short-Term Investments (Identified Cost $71,737,954)	71,737,954

	Total Investments - 112.9% (Identified Cost $450,310,696)(a)	456,964,980
	Other assets less liabilities — (12.9)%	(52,361,838)

	Net Assets — 100.0%	$404,603,142

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At June 30, 2008 approximately 16.56% of the market value of investments were fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gains realized from passive foreign investment companies. Amortization of premium on debt securities is excluded for tax purpose.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $450,382,676 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$27,891,991
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,309,687)

Net unrealized appreciation	$6,582,304

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $57,582,631 and $59,548,212, respectively.

(d)	Non-income producing security.

8

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(e)	Illiquid Security. At June 30, 2008, the value of these securities amounted to $161,250 or 0.04% of net assets.

(f)	Bankrupt issuer. Security remains in the Portfolio of Investments pending final resolution of bankruptcy proceedings.

(g)	Rate shown represents the weighted average rate at June 30, 2008.

(h)	All or a portion of this security has not settled. Contract rates do not take effect until settlement date.

(i)	All or a portion of this security is held as collateral open forward contracts.

(j)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(k)	Represents investment of securities lending collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $7,199,610 or 1.8% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
UYU	Uruguayan Peso

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are “marked-to-market” daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At June 30, 2008, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Sell	9/17/2008	Canadian Dollar	225,000	220,431	(1,002)
Buy	6/15/2009	Chinese Yuan Renminbi	5,300,000	821,100	10,950
Sell	9/17/2008	Colombian Peso	1,680,000,000	860,058	105,459
Buy	9/17/2008	Colombian Peso	1,680,000,000	860,058	(7,151)
Sell	9/17/2008	Euro	1,230,000	1,928,858	(7,709)
Sell	9/17/2008	Japanese Yen	57,000,000	539,094	7,926

9

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Net Asset Summary at June 30, 2008 (Unaudited)

Metals & Mining	6.4%
Oil, Gas & Consumable Fuels	6.0
Treasuries	5.6
Electrical Equipment	5.6
Chemicals	4.7
Capital Markets	4.2
Energy Equipment & Services	4.0
Communications Equipment	3.8
IT Services	3.6
Software	3.4
Wireless Telecommunication Services	3.2
Computers & Peripherals	2.5
Biotechnology	2.4
Machinery	2.4
Non-Captive Diversified	2.3
Internet Software & Services	2.1
Sovereigns	2.1
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	28.9
Short-Term Investments	17.7

Total Investments	112.9
Other asset less liabilities	(12.9)

Net Assets	100.0%

10

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	August 26, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2008